   As filed with the Securities and Exchange Commission on July 31, 1998
                                        Securities Act Registration No. 33-15985
                                Investment Company Act Registration No. 811-5248
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  -----------

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]

                          PRE-EFFECTIVE AMENDMENT NO.                        [_]

                                                                             [X]
                      POST-EFFECTIVE AMENDMENT NO. 16

                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE

                         INVESTMENT COMPANY ACT OF 1940                      [X]

                                                                             [X]
                             AMENDMENT NO. 17

                        (Check appropriate box or boxes)

                                  -----------

                      PRUDENTIAL GLOBAL GENESIS FUND, INC.


               (Exact name of registrant as specified in charter)

                           GATEWAY CENTER THREE

                            100 MULBERRY STREET
                         NEWARK, NEW JERSEY 07102-4077

              (Address of Principal Executive Offices) (Zip Code)

    REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (973) 367-7530

                               S. JANE ROSE, ESQ.
                              GATEWAY CENTER THREE

                            100 MULBERRY STREET
                         NEWARK, NEW JERSEY 07102-4077
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
                   AS SOON AS PRACTICABLE AFTER THE EFFECTIVE
                      DATE OF THE REGISTRATION STATEMENT.

             IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                            (CHECK APPROPRIATE BOX):

                       [X] immediately upon filing pursuant to paragraph (b)

                       [_] on (date) pursuant to paragraph (b)

                       [_] 60 days after filing pursuant to paragraph (a)(1)

                       [_] on (date) pursuant to paragraph (a)(1)

                       [_] 75 days after filing pursuant to paragraph (a)(2)

                       [_] on (date) pursuant to paragraph (a)(2) of Rule 485.

                    IF APPROPRIATE, CHECK THE FOLLOWING BOX:

                       [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Reg-
 istered......................  Shares of common stock, $.01 par value per share

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                             CROSS REFERENCE SHEET
                           (AS REQUIRED BY RULE 495)

 N-1A ITEM NO.                                    LOCATION
 -------------                                    --------
 PART A
 Item  1. Cover Page...........................   Cover Page
 Item  2. Synopsis.............................   Fund Expenses; Fund Highlights
 Item  3. Condensed Financial Information......   Fund Expenses; Financial
                                                  Highlights; How the Fund
                                                  Calculates Performance
 Item  4. General Description of Registrant....   Cover Page; Fund Highlights;
                                                  How the Fund Invests; General
                                                  Information
 Item  5. Management of Fund...................   Financial Highlights; How the
                                                  Fund is Managed; General
                                                  Information; Shareholder Guide
 Item 5A. Management's Discussion of Fund         Not Applicable
          Performance..........................
 Item  6. Capital Stock and Other Securities...   Taxes, Dividends and
                                                  Distributions; General
                                                  Information; Shareholder Guide
 Item  7. Purchase of Securities Being Offered.   Shareholder Guide; How the
                                                  Fund Values its Shares; How
                                                  the Fund is Managed
 Item  8. Redemption or Repurchase.............   Shareholder Guide; How the
                                                  Fund is Managed
 Item  9. Pending Legal Proceedings............   Not Applicable
 PART B
 Item 10. Cover Page...........................   Cover Page
 Item 11. Table of Contents....................   Table of Contents
 Item 12. General Information and History......   General Information
 Item 13. Investment Objectives and Policies...   Investment Objective and
                                                  Policies; Investment
                                                  Restrictions
 Item 14. Management of the Fund...............   Directors and Officers;
                                                  Manager; Distributor
 Item 15. Control Persons and Principal Holders   Directors and Officers
          of Securities........................
 Item 16. Investment Advisory and Other           Manager; Distributor;
          Services.............................   Custodian, Transfer and
                                                  Dividend Disbursing Agent and
                                                  Independent Accountants
 Item 17. Brokerage Allocation and Other          Portfolio Transactions and
          Practices............................   Brokerage
 Item 18. Capital Stock and Other Securities...   Not Applicable
 Item 19. Purchase, Redemption and Pricing of     Purchase and Redemption of
          Securities Being Offered.............   Fund Shares; Shareholder
                                                  Investment Account; Net Asset
                                                  Value
 Item 20. Tax Status...........................   Taxes, Dividends and
                                                  Distributions
 Item 21. Underwriters.........................   Distributor
 Item 22. Calculation of Performance Data......   Performance Information
 Item 23. Financial Statements.................   Financial Statements
 PART C
    Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Post-Effective Amendment to the Registration Statement.

Prudential Global Genesis Fund, Inc.

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PROSPECTUS DATED JULY 31, 1998
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Prudential Global Genesis Fund, Inc. (the Fund) is an open-end, diversified, management investment company. Its investment objective is long-term growth of capital. It seeks to achieve this objective by investing primarily in common stock, common stock equivalents and other equity related securities of smaller foreign and domestic companies, including preferred stock, rights, warrants and debt securities or preferred stock which are convertible or exchangeable for common stock or preferred stock and master limited partnerships, among others. Smaller companies are those with market capitalizations of less than $1.5 billion, measured at the time of initial purchase. See "How the Fund Invests--Investment Objective and Policies--Smaller Companies." Under normal circumstances, the Fund intends to invest at least 65% of its total assets in such securities. The Fund may also invest in equity related securities of other companies and debt securities, engage in various derivatives transactions, including options on equity securities, financial indices, foreign currencies and futures contracts on foreign currencies and may purchase and sell futures contracts on foreign currencies, groups of currencies and financial indices to hedge its portfolio and attempt to enhance return. There can be no assurance that the Fund's investment objective will be achieved. See "How the Fund Invests--Investment Objective and Policies." The Fund's address is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, and its telephone number is (800) 225-1852.

The Fund's purchase and sale of put and call options may be considered speculative and may result in higher risks and costs to the Fund. The Fund may also buy and sell options on financial indices pursuant to limits described herein. See "How the Fund Invests--Investment Objective and Policies."

The Fund is not intended to constitute a complete investment program. Because of its objective and policies, including its international orientation and its emphasis on smaller companies, the Fund may be considered of a speculative nature and subject to greater investment risks than are assumed by certain other investment companies that invest solely in securities of U.S. issuers or that do not emphasize investments in smaller companies. See "How the Fund Invests--Investment Objective and Policies--Risk Factors and Special Considerations of Investing in Foreign Securities."

This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing and is available at the Web site of The Prudential Insurance Company of America (http://www.prudential.
com). Additional information about the Fund has been filed with the Securities and Exchange Commission (the Commission) in a Statement of Additional Information, dated July 31, 1998, which information is incorporated herein by reference (is legally considered part of this Prospectus) and is available without charge upon request to the Fund at the address or telephone number noted above. The Commission maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding the Fund.

-------------------------------------------------------------------------------

Investors are advised to read this Prospectus and retain it for future reference.
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THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                FUND HIGHLIGHTS

 The following summary is intended to highlight certain information contained in the Prospectus and is qualified in its entirety by the more detailed information appearing elsewhere herein.

WHAT IS PRUDENTIAL GLOBAL GENESIS FUND, INC.?

 Prudential Global Genesis Fund, Inc. is a mutual fund. A mutual fund pools the resources of investors by selling its shares to the public and investing the proceeds of such sale in a portfolio of securities designed to achieve its investment objective. Technically, the Fund is an open-end, diversified, management investment company.

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

 The Fund's investment objective is long-term growth of capital. It seeks to achieve this objective by investing primarily in common stock, common stock equivalents and other equity related securities of smaller foreign and domestic companies (i.e., companies with market capitalizations of less than $1.5 billion). There can be no assurance that the Fund's investment objective will be achieved. See "How the Fund Invests--Investment Objective and Policies" at page 10.

WHAT ARE THE FUND'S RISK FACTORS AND SPECIAL CHARACTERISTICS?

 The Fund has an international orientation and may invest primarily in the securities of smaller foreign companies, whose market prices may be more volatile than those of larger domestic or foreign companies. Investing in foreign securities involves certain risks and considerations not typically associated with investments in U.S. Government securities and securities of domestic companies, including political or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of imposition of exchange controls and the risk of currency fluctuations. See "How the Fund Invests--Risk Factors and Special Considerations of Investing in Foreign Securities" at page 12. In addition, the Fund may engage in various hedging and return enhancement strategies, including the use of derivative transactions. These activities may be considered speculative and may result in higher risks and costs to the Fund. See "How the Fund Invests--Hedging and Return Enhancement Strategies--Risks of Hedging and Return Enhancement Strategies" at page 14. As with an investment in any mutual fund, an investment in this Fund can decrease in value and you can lose money.

WHO MANAGES THE FUND?

 Prudential Investments Fund Management LLC (PIFM or the Manager) is the Manager of the Fund and is compensated for its services at an annual rate of 1% of the Fund's average daily net assets. As of June 30, 1998, PIFM served as manager or administrator to 67 investment companies, including 45 mutual funds, with aggregate assets of approximately 66.8 billion. The Prudential Investment Corporation, doing business as Prudential Investments (PI), through a Sub-Investment Management Agreement with PRICOA Asset Management Ltd. (PRICOA and collectively with PI, the investment adviser or the Subadviser), furnishes investment advisory services in connection with the management of the Fund. See "How the Fund is Managed--Manager" at page 16.

WHO DISTRIBUTES THE FUND'S SHARES?

 Prudential Investment Management Services LLC (the Distributor) acts as the Distributor of the Fund's Class A, Class B, Class C and Class Z shares and is paid a distribution and service fee with respect to Class A shares which is currently being charged at the annual rate of .25 of 1% of the average daily net assets of the Class A shares and is paid a distribution and service fee with respect to Class B and Class C shares at the annual rate of 1% of the average daily net assets of each of the Class B and Class C shares. The Distributor incurs the expenses of distributing the Fund's Class Z shares under a Distribution Agreement with the Fund, none of which is reimbursed or paid for by the Fund. See "How the Fund is Managed--Distributor" at page 17.

WHAT IS THE MINIMUM INVESTMENT?

 The minimum initial investment is $1,000 per class for Class A and Class B shares and $5,000 for Class C shares. The minimum subsequent investment is $100 for Class A, Class B and Class C shares. Class Z shares are not subject to any minimum investment requirements. There is no minimum investment requirement for certain retirement and employee savings plans or custodial accounts for the benefit of minors. For purchases made through the Automatic Savings Accumulation Plan, the minimum initial and subsequent investment is $50. See "Shareholder Guide--How to Buy Shares of the Fund" at page 23 and "Shareholder Guide--Shareholder Services" at page 35.

HOW DO I PURCHASE SHARES?

 You may purchase shares of the Fund through the Distributor or brokers or dealers that have entered into agreements to act as participating or introducing brokers for the Distributor (Dealers) or directly from the Fund, through its transfer agent, Prudential Mutual Fund Services LLC (PMFS or the Transfer Agent). In each case, sales are made at the net asset value per share
(NAV) next determined after receipt of your purchase order by the Transfer Agent, a Dealer or the Distributor plus a sales charge which may be imposed either (i) at the time of purchase (Class A shares) or (ii) on a deferred basis (Class B or Class C shares). Class Z shares are offered to a limited group of investors at NAV without any sales charge. Dealers may charge their customers a separate fee for handling purchase transactions. Participants in programs sponsored by Prudential Retirement Services should contact their client representative for more information about Class Z shares. See "How the Fund Values its Shares" at page 19 and "Shareholder Guide--How to Buy Shares of the Fund" at page 23.

WHAT ARE MY PURCHASE ALTERNATIVES?

 The Fund offers four classes of shares through this Prospectus:

   . Class A Shares: Sold with an initial sales charge of up to 5% of the offering price.
   . Class B Shares: Sold without an initial sales charge but are subject to a contingent deferred sales charge or
                  CDSC (declining from 5% to zero of the lower of the amount invested or the redemption proceeds) which will be imposed on certain redemptions made within six years of purchase. Although Class B shares are subject to higher ongoing distribution-related expenses than Class A shares, Class B shares will automatically convert to Class A shares (which are subject to lower ongoing distribution-related expenses) approximately seven years after purchase.

   . Class C Shares:Sold without an initial sales charge but, for one year after purchase, are subject to a 1%

                  CDSC on redemptions. Class C shares are subject to higher ongoing distribution-related expenses than Class A shares but, unlike Class B Shares, do not convert to another class.

   . Class Z Shares:Sold without either an initial sales charge or CDSC to a limited group of investors.
                  Class Z shares are not subject to any ongoing service or
                   distribution expenses.

 See "Shareholder Guide--Alternative Purchase Plan" at page 25.

HOW DO I SELL MY SHARES?

 You may redeem your shares at any time at the NAV next determined after your Dealer, the Distributor or the Transfer Agent receives your sell order. The proceeds of redemptions of Class B and Class C shares may be subject to a CDSC. Dealers may charge their customers a separate fee for handling sale transactions. Participants in programs sponsored by

Prudential Retirement Services should contact their client representative for more information about selling their Class Z shares. See "Shareholder Guide-- How to Sell Your Shares" at page 29.

HOW ARE DIVIDENDS AND DISTRIBUTIONS PAID?

 The Fund expects to pay dividends of net investment income, if any, and make distributions of any net capital gains at least annually. Dividends and distributions will be automatically reinvested in additional shares of the Fund at NAV without a sales charge unless you request that they be paid to you in cash. See "Taxes, Dividends and Distributions" at page 20.

                                 FUND EXPENSES

                         CLASS A SHARES  CLASS B SHARES    CLASS C SHARES    CLASS Z SHARES
                         -------------- ---------------  ------------------  --------------
SHAREHOLDER TRANSACTION
 EXPENSES+
 Maximum Sales Load
 Imposed on Purchases
 (as a percentage of
 offering price)........       5%             None              None              None
 Maximum Sales Load or
 Deferred Sales Load
 Imposed on Reinvested
 Dividends..............      None            None              None              None
 Maximum Deferred Sales
 Load (as a percentage
 of original purchase
 price or redemption
 proceeds, whichever is
 lower).................      None      5% during the      1% on redemp-          None
                                        first year, de-    tions made
                                        creasing by 1%     within one
                                        annually to 1%     year of pur-
                                        in the fifth       chase
                                        and sixth years
                                        and 0% the sev-
                                        enth year*
 Redemption Fees........      None            None              None              None
 Exchange Fee...........      None            None              None              None
ANNUAL FUND OPERATING    CLASS A SHARES  CLASS B SHARES    CLASS C SHARES    CLASS Z SHARES
EXPENSES                 -------------- ---------------  ------------------  --------------
(as a percentage of
average net assets)
 Management Fees .......      1.00%           1.00%             1.00%             1.00%
 12b-1 Fees (After
 Reduction)+............       .25++          1.00              1.00              None
 Other Expenses.........       .63%            .63%              .63%              .63%
                              ----            ----              ----              ----
 Total Fund Operating
 Expenses
 (After Reduction)......      1.88%           2.63%             2.63%             1.63%
                              ====            ====              ====              ====

                                               1 YEAR 3 YEARS 5 YEARS 10 YEARS
EXAMPLE                                        ------ ------- ------- --------
You would pay the following expenses on a
$1,000 investment, assuming (1) 5% annual
return and (2) redemption at the end of each
time period:
 Class A......................................  $68    $106    $147     $259
 Class B......................................  $77    $112    $150     $270
 Class C......................................  $37    $ 82    $140     $296
 Class Z .....................................  $17    $ 51    $ 89     $193
You would pay the following expenses on the
same investment, assuming no redemption:
 Class A......................................  $68    $106    $147     $259
 Class B......................................  $27    $ 82    $140     $270
 Class C......................................  $27    $ 82    $140     $296
 Class Z .....................................  $17    $ 51    $ 89     $193

The above example is based on actual data for the Fund's fiscal year ended May 31, 1998. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

The purpose of this table is to assist investors in understanding the various costs and expenses that an investor in the Fund will bear, whether directly or indirectly. For more complete descriptions of the various costs and expenses, see "How the Fund is Managed." "Other Expenses" includes operating expenses of the Fund, such as Directors' and professional fees, registration fees, reports to shareholders, transfer agency and custodian (domestic and foreign) fees and miscellaneous fees, but excludes foreign withholding taxes.

------------
 * Class B shares will automatically convert to Class A shares approximately seven years after purchase. See "Shareholder Guide--Conversion Feature-- Class B Shares."

 + Dealers may independently charge additional fees for shareholder transactions or advisory services. Pursuant to rules of the National Association of Securities Dealers, Inc., the aggregate initial sales charges, deferred sales charges and asset-based sales charges on shares of the Fund may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed on each class of the Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Fund may pay more in total sales charges than the economic equivalent of 6.25% of such shareholders' investment in such shares. See "How the Fund is Managed--Distributor."

++ Although the Class A Distribution and Service Plan provides that the Fund may pay a distribution fee of up to .30 of 1% per annum of the average daily net assets of the Class A shares, the Distributor has voluntarily limited its distribution fees with respect to Class A shares of the Fund to .25 of 1% of the average daily net assets of the Class A shares. The Distributor may terminate this voluntary waiver at any time without notice. Total Fund Operating Expenses without such limitation would have been 1.93%. See "How the Fund is Managed--Distributor."

                             FINANCIAL HIGHLIGHTS
      (FOR A SHARE OUTSTANDING THROUGHOUT EACH OF THE INDICATED PERIODS)
                               (CLASS A SHARES)

 The following financial highlights for each of the fiscal years in the five year period ended May 31, 1998, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose reports thereon were unqualified. This information should be read in conjunction with the financial statements and the notes thereto, which appear in the Statement of Additional Information. The financial highlights contain selected data for a Class A share of common stock outstanding, total return, ratios to average net assets and other supplemental data for each of the periods indicated. The information is based on data contained in the financial statements. Further performance information is contained in the annual report, which may be obtained without charge. See "Shareholder Guide--Shareholder Services--Reports to Shareholders."

                                                             CLASS A
                           ------------------------------------------------------------------------------------------
                                                 YEAR ENDED MAY 31,
                           -----------------------------------------------------------------------------------------
                            1998       1997     1996(B)     1995(B)     1994(B)      1993(B)     1992(B)     1991(B)
                           -------    -------   -------     -------     -------      -------     -------     -------
 PER SHARE OPERATING
  PERFORMANCE:
 Net asset value,
  beginning of period....  $ 21.30    $ 21.74   $ 18.44     $ 18.75     $ 15.34      $12.62      $11.95      $12.62
                           -------    -------   -------     -------     -------      ------      ------      ------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income
  (loss).................     (.20)      (.14)      .05(c)    --           (.03)(c)     .10(c)      .02        (.03)
 Net realized and
  unrealized gain (loss)
  on investment and
  foreign currency
  transactions...........     1.37       1.45      3.34        (.21)       3.83        2.62         .65        (.64)
                           -------    -------   -------     -------     -------      ------      ------      ------
 Total from investment
  operations.............     1.17       1.31      3.39        (.21)       3.80        2.72         .67        (.67)
                           -------    -------   -------     -------     -------      ------      ------      ------
 LESS DISTRIBUTIONS
 Dividends from net
  investment income......      --         --        --          --         (.15)       --          --          --
 Dividends in excess of
  net investment income..      --         --       (.09)       (.08)         --        --          --          --
 Distributions from net
  realized gains on
  investment and foreign
  currency transactions..    (6.65)     (1.75)      --         (.02)       (.24)       --          --          --
                           -------    -------   -------     -------     -------      ------      ------      ------
 Total distributions.....    (6.65)     (1.75)     (.09)       (.10)       (.39)       --          --          --
                           -------    -------   -------     -------     -------      ------      ------      ------
 Net asset value, end of
  period.................  $ 15.82    $ 21.30   $ 21.74     $ 18.44     $ 18.75      $15.34      $12.62      $11.95
                           =======    =======   =======     =======     =======      ======      ======      ======
 TOTAL RETURN(D): .......     9.81%      6.74%    18.41%      (0.95)%     25.09%      21.55%       5.61%      (5.31)%
 RATIOS/SUPPLEMENTAL
  DATA:
 Net assets, end of
  period (000)...........  $47,259    $57,032   $47,617     $44,051     $29,221      $3,435      $3,829      $4,059
 Average net assets
  (000)..................  $50,309    $47,563   $45,070     $32,430     $16,909      $3,106      $3,771      $2,569
 Ratios to average net
  assets:
 Expenses, including
  distribution fees......     1.88%      1.78%     1.79%(c)    1.42%(c)    1.48%(c)    1.49%(c)    1.50%(c)    2.72%
 Expenses, excluding
  distribution fees......     1.63%      1.53%     1.54%(c)    1.17%(c)    1.25%(c)    1.29%(c)    1.30%(c)    2.52%
 Net investment income
  (loss).................     (.71)%     (.49)%    0.26%(c)    0.02%(c)   (0.17)%(c)   0.79%(c)    0.19%(c)   (0.61)%
 Portfolio turnover rate.      198%        60%       44%         64%         31%         67%         57%         95%
 Average commission rate
  per share..............  $0.0112(f) $  0.0116 $   0.0090      N/A         N/A         N/A         N/A         N/A
                           JANUARY 22,
                             1990(A)
                             THROUGH
                             MAY 31,
                             1990(B)
                           -----------------
 PER SHARE OPERATING
  PERFORMANCE:
 Net asset value,
  beginning of period....    $12.41
                           -----------------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income
  (loss).................      (.04)
 Net realized and
  unrealized gain (loss)
  on investment and
  foreign currency
  transactions...........       .25
                           -----------------
 Total from investment
  operations.............       .21
                           -----------------
 LESS DISTRIBUTIONS
 Dividends from net
  investment income......      --
 Dividends in excess of
  net investment income..      --
 Distributions from net
  realized gains on
  investment and foreign
  currency transactions..      --
                           -----------------
 Total distributions.....      --
                           -----------------
 Net asset value, end of
  period.................    $12.62
                           =================
 TOTAL RETURN(D): .......      1.69%
 RATIOS/SUPPLEMENTAL
  DATA:
 Net assets, end of
  period (000)...........    $2,137
 Average net assets
  (000)..................    $1,204
 Ratios to average net
  assets:
 Expenses, including
  distribution fees......      3.90%(c)(e)
 Expenses, excluding
  distribution fees......      3.70%(c)(e)
 Net investment income
  (loss).................     (1.71)%(c)(e)
 Portfolio turnover rate.        72%
 Average commission rate
  per share..............       N/A

-----------
(a) Commencement of offering of Class A shares.
(b) Calculated based upon average shares outstanding, by class.
(c) Net of expense subsidies and/or fee waivers.
(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(e) Annualized.

(f) Unaudited.

                             FINANCIAL HIGHLIGHTS
      (FOR A SHARE OUTSTANDING THROUGHOUT EACH OF THE INDICATED PERIODS)
                               (CLASS B SHARES)

 The following financial highlights for each of the fiscal years in the five year period ended May 31, 1998, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose reports thereon were unqualified. This information should be read in conjunction with the financial statements and the notes thereto, which appear in the Statement of Additional Information. The financial highlights contain selected data for a Class B share of common stock outstanding, total return, ratios to average net assets and other supplemental data for each of the periods indicated. The information is based on data contained in the financial statements. Further performance information is contained in the annual report, which may be obtained without charge. See "Shareholder Guide--Shareholder Services--Reports to Shareholders."

                                                                 CLASS B
                       ----------------------------------------------------------------------------------------------------
                                                         YEAR ENDED MAY 31,
                       ----------------------------------------------------------------------------------------------------
                         1998        1997     1996(A)       1995(A)       1994(A)       1993(A)      1992(A)      1991(A)
                       --------    --------   --------      --------      --------      -------      -------      -------
                       1990(A)(D)     1989(A)
                       -------------- ------------ ---
 PER SHARE OPERATING
  PERFORMANCE:
 Net asset value,
  beginning of
  period..........     $  20.18    $  20.87   $  17.84      $  18.22      $  14.93      $ 12.38      $ 11.82      $ 12.58
                       --------    --------   --------      --------      --------      -------      -------      -------
 INCOME FROM
  INVESTMENT
  OPERATIONS:
 Net investment
  income (loss)...         (.26)       (.33)      (.09)(b)      (.13)(b)      (.16)(b)      --          (.07)        (.15)
 Net realized and
  unrealized gain
  (loss) on
  investment and
  foreign currency
  transactions....         1.20        1.39       3.21          (.19)         3.74         2.55          .63         (.61)
                       --------    --------   --------      --------      --------      -------      -------      -------
 Total from
  investment
  operations......          .94        1.06       3.12          (.32)         3.58         2.55          .56         (.76)
                       --------    --------   --------      --------      --------      -------      -------      -------
 LESS
  DISTRIBUTIONS
 Dividends from
  net investment
  income..........          --          --         --            --           (.05)         --           --           --
 Dividends in
  excess of net
  investment
  income..........          --          --        (.09)         (.03)          --           --           --           --
 Distributions
  paid to
  shareholders
  from net
  realized gains
  on investment
  and foreign
  currency
  transactions....        (6.65)      (1.75)       --           (.03)         (.24)         --           --           --
                       --------    --------   --------      --------      --------      -------      -------      -------
 Total
  distributions...        (6.65)      (1.75)      (.09)         (.06)         (.29)         --           --           --
                       --------    --------   --------      --------      --------      -------      -------      -------
 Net asset value,
  end of period...     $  14.47    $  20.18   $  20.87      $  17.84      $  18.22      $ 14.93      $ 12.38      $ 11.82
                       ========    ========   ========      ========      ========      =======      =======      =======
 TOTAL
  RETURN(C): .....         9.04 %      5.83 %    17.51 %       (1.73)%       24.16 %      20.60 %       4.74 %      (6.04)%
 RATIOS/SUPPLEMENTAL
  DATA:
 Net assets, end
  of period (000).     $ 83,669    $120,067   $155,292      $153,670      $174,659      $36,136      $35,644      $40,200
 Average net
  assets (000)....     $101,836    $133,073   $154,566      $173,591      $102,451      $31,561      $37,236      $37,689
 Ratios to average
  net assets:
  Expenses,
   including
   distribution
   fees...........         2.63 %      2.53 %     2.54%(b)      2.17 %(b)     2.25 %(b)    2.29 %(b)    2.30%(b)     3.48 %
  Expenses,
   excluding
   distribution
   fees...........         1.63 %      1.53 %     1.54%(b)      1.17 %(b)     1.25 %(b)    1.29 %(b)    1.30 %(b)    2.48 %
  Net investment
   income (loss)..        (1.48)%     (1.26)%    (0.48)%(b)    (0.77)%(b)    (0.91)%(b)   (0.01)%(b)   (0.57)%(b)   (1.45)%
 Portfolio
  turnover rate...          198 %        60 %       44 %          64 %          31 %         67 %         57 %         95 %
 Average
  commission rate
  per share.......     $ 0.0112(e) $ 0.0116   $ 0.0090           N/A           N/A          N/A          N/A          N/A
 PER SHARE OPERATING
  PERFORMANCE:
 Net asset value,
  beginning of
  period..........      $ 12.28       $ 10.80
                       -------------- ------------
 INCOME FROM
  INVESTMENT
  OPERATIONS:
 Net investment
  income (loss)...         (.14)         (.13)
 Net realized and
  unrealized gain
  (loss) on
  investment and
  foreign currency
  transactions....         1.30          1.74
                       -------------- ------------
 Total from
  investment
  operations......         1.16          1.61
                       -------------- ------------
 LESS
  DISTRIBUTIONS
 Dividends from
  net investment
  income..........          --            --
 Dividends in
  excess of net
  investment
  income..........          --            --
 Distributions
  paid to
  shareholders
  from net
  realized gains
  on investment
  and foreign
  currency
  transactions....         (.86)         (.13)
                       -------------- ------------
 Total
  distributions...          --            --
                       -------------- ------------
 Net asset value,
  end of period...      $ 12.58       $ 12.28
                       ============== ============
 TOTAL
  RETURN(C): .....         9.72 %       15.10 %
 RATIOS/SUPPLEMENTAL
  DATA:
 Net assets, end
  of period (000).      $39,868       $13,254
 Average net
  assets (000)....      $26,161       $11,495
 Ratios to average
  net assets:
  Expenses,
   including
   distribution
   fees...........         3.66 %(b)     3.52 %(b)
  Expenses,
   excluding
   distribution
   fees...........         2.70 %(b)     2.52 %(b)
  Net investment
   income (loss)..        (1.76)%(b)    (1.18)%(b)
 Portfolio
  turnover rate...           72 %          60 %
 Average
  commission rate
  per share.......          N/A           N/A

-----------

(a) Calculated based upon average shares outstanding, by class.

(b) Net of expense subsidies and/or fee waivers.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.

(d) On September 27, 1989, Prudential Mutual Fund Management, Inc. succeeded The Prudential Insurance Company of America as Manager of the Fund.

(e) Unaudited.

                             FINANCIAL HIGHLIGHTS
      (FOR A SHARE OUTSTANDING THROUGHOUT EACH OF THE INDICATED PERIODS)
                               (CLASS C SHARES)

 The following financial highlights have been audited by PricewaterhouseCoopers LLP, independent accountants, whose reports thereon were unqualified. This information should be read in conjunction with the financial statements and the notes thereto, which appear in the Statement of Additional Information. The financial highlights contain selected data for a Class C share of common stock outstanding, total return, ratios to average net assets and other supplemental data for each of the periods indicated. The information is based on data contained in the financial statements. Further performance information is contained in the annual report, which may be obtained without charge. See "Shareholder Guide--Shareholder Services--Reports to Shareholders."

                                            CLASS C
                               -------------------------------------------
                                                                 AUGUST 1,
                                                                  1994(A)
                                 YEAR ENDED MAY 31,               THROUGH
                               ----------------------------       MAY 31,
                                1998       1997     1996(B)       1995(B)
                               -------    -------   -------      ---------
 PER SHARE OPERATING
  PERFORMANCE:
 Net asset value, beginning
  of period.................   $ 20.18    $ 20.87   $ 17.84       $18.44
                               -------    -------   -------       ------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income
  (loss)....................      (.26)      (.27)     (.08)(c)     (.12)(c)
 Net realized and unrealized
  gain (loss) on
  investment and foreign
  currency
  transactions..............      1.20       1.33      3.20         (.44)
                               -------    -------   -------       ------
 Total from investment
  operations................       .94       1.06      3.12         (.56)
                               -------    -------   -------       ------
 LESS DISTRIBUTIONS
 Dividends from net
  investment income.........       --         --        --           --
 Dividends in excess of net
  investment
  income....................       --         --       (.09)        (.03)
 Distributions from net
  realized gains on
  investment and
  foreign currency
  transactions..............     (6.65)     (1.75)      --          (.01)
                               -------    -------   -------       ------
 Total distributions........     (6.65)     (1.75)     (.09)        (.04)
                               -------    -------   -------       ------
 Net asset value, end of
  period....................   $ 14.47    $ 20.18   $ 20.87       $17.84
                               =======    =======   =======       ======
 TOTAL RETURN(D): ..........      9.04%      5.83%    17.51%       (2.90)%
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
  (000).....................   $ 1,234    $ 1,874   $ 2,275       $1,307
 Average net assets (000)...   $ 1,739    $ 1,958   $ 1,809       $  862
 Ratios to average net
  assets:
  Expenses, including
   distribution fees........      2.63%      2.53%     2.54%(c)     2.27%(c)(e)
  Expenses, excluding
   distribution fees........      1.63%      1.53%     1.54%(c)     1.27%(c)(e)
  Net investment income
   (loss)...................     (1.43)%    (1.24)%   (0.44)%(c)   (0.90)%(c)(e)
 Portfolio turnover rate....       198%        60%       44%          64%
 Average commission rate per
  share.....................   $0.0112(f) $0.0116   $0.0090          N/A

-----------
(a) Commencement of offering of Class C shares.
(b) Calculated based upon average shares outstanding, by class.
(c) Net of expense subsidies and/or fee waivers.
(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(e) Annualized.

(f) Unaudited.

                             FINANCIAL HIGHLIGHTS
      (FOR A SHARE OUTSTANDING THROUGHOUT EACH OF THE INDICATED PERIODS)
                               (CLASS Z SHARES)

 The following financial highlights have been audited by PricewaterhouseCoopers LLP, independent accountants, whose reports thereon were unqualified. This information should be read in conjunction with the financial statements and the notes thereto, which appear in the Statement of Additional Information. The financial highlights contain selected data for a Class Z share of common stock outstanding, total return, ratios to average net assets and other supplemental data for the period indicated. The information is based on data contained in the financial statements. Further performance information is contained in the annual report, which may be obtained without charge. See "Shareholder Guide--Shareholder Services--Reports to Shareholders."

                                                             CLASS Z
                                                       ----------------------
                                                                    SEPTEMBER
                                                                       13,
                                                                     1996(A)
                                                       YEAR ENDED    THROUGH
                                                        MAY 31,      MAY 31,
                                                          1998        1997
                                                       ----------   ---------
 PER SHARE OPERATING
  PERFORMANCE:
 Net asset value, beginning of period................   $ 21.39      $20.46
                                                        -------      ------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income (loss)........................      (.38)        .03
 Net realized and unrealized gain (loss) on
  investment and foreign currency
  transactions.......................................      1.65        2.65
                                                        -------      ------
 Total from investment operations....................      1.27        2.68
                                                        -------      ------
 LESS DISTRIBUTIONS
 Dividends from net investment income................       --          --
 Dividends in excess of net investment
  income.............................................       --          --
 Distributions from net realized gains on investment
  and
  foreign currency transactions......................     (6.65)      (1.75)
                                                        -------      ------
 Total distributions.................................     (6.65)      (1.75)
                                                        -------      ------
 Net asset value, end of period......................   $ 16.01      $21.39
                                                        =======      ======
 TOTAL RETURN(B): ...................................     10.22%      13.90%
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000).....................   $   768      $  603
 Average net assets (000)............................   $   662      $  188
 Ratios to average net assets:
  Expenses...........................................      1.63%       1.53%(c)
  Net investment income (loss).......................      (.43)%      (.87)%(c)
 Portfolio turnover rate.............................       198%         60%
 Average commission rate per share...................   $0.0112(d)   $.0116

-----------
(a) Commencement of offering of Class Z shares.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Annualized.

(d) Unaudited.

                             HOW THE FUND INVESTS


INVESTMENT OBJECTIVE AND POLICIES

  THE FUND'S INVESTMENT OBJECTIVE IS LONG-TERM GROWTH OF CAPITAL. THE FUND WILL SEEK TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING PRIMARILY IN COMMON STOCK, COMMON STOCK EQUIVALENTS AND OTHER EQUITY RELATED SECURITIES OF SMALLER FOREIGN AND DOMESTIC COMPANIES. EQUITY RELATED SECURITIES INCLUDE PREFERRED STOCK, RIGHTS, WARRANTS AND DEBT SECURITIES OR PREFERRED STOCK WHICH ARE CONVERTIBLE OR EXCHANGEABLE FOR COMMON STOCK OR PREFERRED STOCK AND MASTER LIMITED PARTNERSHIPS, AMONG OTHERS. UNDER NORMAL CIRCUMSTANCES, THE FUND WILL INVEST AT LEAST 65% OF ITS TOTAL ASSETS IN SUCH SECURITIES. THERE CAN BE NO ASSURANCE THAT SUCH OBJECTIVE WILL BE ACHIEVED. See "Investment Objective and Policies" in the Statement of Additional Information.

  THE FUND'S INVESTMENT OBJECTIVE IS A FUNDAMENTAL POLICY AND, THEREFORE, MAY NOT BE CHANGED WITHOUT THE APPROVAL OF THE HOLDERS OF A MAJORITY OF THE FUND'S OUTSTANDING VOTING SECURITIES AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE INVESTMENT COMPANY ACT). INVESTMENT POLICIES THAT ARE NOT FUNDAMENTAL MAY BE MODIFIED BY THE BOARD OF DIRECTORS.

  It is anticipated that the Fund will invest in securities of smaller companies that are traded on established markets (including stock exchanges and over-the-counter markets). The investment adviser believes that, in many instances, these securities are overlooked by institutional investors and thus are undervalued relative to the securities of many larger companies.

  As with an investment in any mutual fund, an investment in this Fund can decrease in value and you can lose money.

  SMALLER COMPANIES

  THE SECURITIES OF SMALLER COMPANIES OFTEN OFFER A GREATER POTENTIAL FOR LONG-TERM GROWTH. In analyzing companies for investment, the investment adviser ordinarily looks for one or more of the following characteristics: prospects for above-average earnings growth per share; high return on invested capital; healthy balance sheets; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the companies to compete successfully in their marketplace--all in relation to the prevailing prices of the securities of such companies. For purposes of the Fund's investments, smaller companies are currently defined as those with market capitalizations of less than $1.5 billion (or a corresponding market capitalization in foreign markets), measured at the time of initial purchase. The Manager and Subadviser will periodically review and revise the capitalization requirements of smaller companies as circumstances may require, subject to the approval of the Fund's Board of Directors. Further, the Fund anticipates that it will continue to hold the securities of smaller companies as those companies grow or expand so long as those investments continue to offer prospects of long-term growth.

  THERE ARE CERTAIN RISKS ASSOCIATED WITH INVESTING IN SECURITIES OF SMALLER COMPANIES. THE MARKET PRICES OF THESE SECURITIES MAY BE MORE VOLATILE THAN THOSE OF LARGER COMPANIES. BECAUSE SMALLER COMPANIES NORMALLY HAVE FEWER SHARES OUTSTANDING THAN LARGER COMPANIES, IT MAY BE MORE DIFFICULT FOR THE FUND TO BUY OR SELL SIGNIFICANT AMOUNTS OF SUCH SHARES WITHOUT AN UNFAVORABLE IMPACT ON PREVAILING MARKET PRICES. THERE IS TYPICALLY LESS PUBLICLY AVAILABLE INFORMATION CONCERNING SMALLER COMPANIES THAN FOR LARGER, MORE ESTABLISHED ONES. THE LOWER CAPITALIZATIONS OF THE COMPANIES IN WHICH THE FUND INTENDS PRIMARILY TO INVEST, AND THE FACT THAT SMALLER COMPANIES TYPICALLY HAVE SMALLER PRODUCT LINES AND COMMAND A SMALLER MARKET SHARE THAN DO LARGER COMPANIES, MAY MAKE THEM MORE VULNERABLE TO FLUCTUATIONS IN THE ECONOMIC CYCLE.

  GENERAL

  THE FUND MAY INVEST IN SECURITIES NOT LISTED ON SECURITIES EXCHANGES. These securities will generally have an established market (such as the over-the-counter market), the depth and liquidity of which may vary from time to time and from security to security. The Fund may also hold up to 15% of its net assets in restricted securities or other securities that have a limited market. See "Other Investments and Policies--Illiquid Securities" below.

  There are no geographic limitations on the Fund's investments and, from time to time depending upon market conditions, the Fund may invest primarily in securities of foreign issuers. The Fund anticipates that many of the companies in which it invests will be located or have operations in the United States, the United Kingdom, Canada, Australia, New Zealand, Hong Kong, Singapore, Malaysia, Thailand, Indonesia, Mexico, Western Europe and Japan. Under normal circumstances, the Fund intends to maintain investments in at least three countries (including the United States). In addition to analyzing the companies in which investments are made, the investment adviser also considers factors relating to the various countries and geographic regions. The investment adviser ordinarily considers such factors as prospects for economic growth in foreign countries; expected levels of inflation and interest rates; government policies influencing business conditions; the range of individual investment opportunities available to international investors; and other pertinent financial, tax, social, political and national factors--all in relation to the prevailing prices of securities in each country or region.

  The Fund may invest in developing countries, and in countries with new or developing capital markets. These countries may have relatively unstable governments, economies based only on a few industries and securities markets that trade a limited number of securities. Securities of issuers located in these countries tend to have volatile prices and offer the potential for substantial loss as well as gain. In addition, these securities may be less liquid than investments in more established markets as a result of inadequate trading volume or restrictions on trading imposed by the governments of such countries. See "Risk Factors and Special Considerations of Investing in Foreign Securities" below.

  THE FUND INTENDS TO INVEST AT LEAST 65% OF ITS TOTAL ASSETS IN COMMON STOCK, COMMON STOCK EQUIVALENTS AND OTHER EQUITY RELATED SECURITIES OF SMALLER DOMESTIC AND FOREIGN COMPANIES. UNDER NORMAL CIRCUMSTANCES, THE REMAINDER OF THE FUND'S INVESTMENTS MAY BE IN OTHER SECURITIES OR INVESTMENT VEHICLES, INCLUDING EQUITY RELATED SECURITIES OF OTHER COMPANIES, DEBT SECURITIES (INCLUDING MONEY MARKET INSTRUMENTS) OF FOREIGN AND DOMESTIC COMPANIES, FUTURES CONTRACTS ON FINANCIAL INDICES AND FOREIGN CURRENCIES AND FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. IN ADDITION, THE FUND MAY (I) PURCHASE AND WRITE (I.E., SELL) PUT AND CALL OPTIONS ON EQUITY SECURITIES, FINANCIAL INDICES, FOREIGN CURRENCIES AND FUTURES CONTRACTS ON FOREIGN CURRENCIES, (II) PURCHASE SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS, (III) MAKE SHORT SALES AGAINST-THE-BOX AND (IV) ENTER INTO REPURCHASE AGREEMENTS. THE FUND MAY FROM TIME TO TIME LEND ITS PORTFOLIO SECURITIES TO BROKERS OR DEALERS, BANKS OR OTHER RECOGNIZED INSTITUTIONAL BORROWERS OF SECURITIES AND MAY INVEST TO A LIMITED EXTENT IN SECURITIES OF COMPANIES THAT HAVE BEEN IN EXISTENCE FOR LESS THAN THREE YEARS, IN SECURITIES FOR WHICH MARKET QUOTATIONS ARE NOT READILY AVAILABLE AND IN SECURITIES OF OTHER REGISTERED INVESTMENT COMPANIES. SEE "INVESTMENT RESTRICTIONS" IN THE STATEMENT OF ADDITIONAL INFORMATION.

  When conditions dictate a temporary defensive strategy (which during periods of market volatility could be for an extended period of time), the Fund may invest in money market instruments (including repurchase agreements maturing in seven days or less) without limit. The Fund will only invest in money market instruments that are rated, or are issued by companies that have outstanding debt securities rated, at least BBB or Baa by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), respectively, or commercial paper rated at least A-2 or Prime-2 by S&P or Moody's, respectively, or in unrated securities of issuers that the Fund's investment adviser has determined to be of comparable quality. Subsequent to its purchase by the Fund, a security may be assigned a lower rating or cease to be rated. Such an event would not require the elimination of the issue from the portfolio, but the investment adviser will consider such an event in determining whether the Fund should continue to hold the security in its portfolio. Securities rated Baa by Moody's or BBB by S&P, although considered to be investment grade, lack outstanding investment characteristics and, in fact, have speculative characteristics. See "Description of Security Ratings" in the Appendix to the Statement of Additional Information.

RISK FACTORS AND SPECIAL CONSIDERATIONS OF INVESTING IN FOREIGN SECURITIES

  FOREIGN SECURITIES INVOLVE CERTAIN RISKS WHICH SHOULD BE CONSIDERED CAREFULLY BY AN INVESTOR IN THE FUND. THESE RISKS INCLUDE POLITICAL OR ECONOMIC INSTABILITY IN THE COUNTRY OF THE ISSUER, THE DIFFICULTY OF PREDICTING INTERNATIONAL TRADE PATTERNS, THE POSSIBILITY OF IMPOSITION OF EXCHANGE CONTROLS AND THE RISK OF CURRENCY FLUCTUATIONS. Such securities may be subject to greater fluctuations in price than securities issued by U.S. corporations or issued or guaranteed by the U.S. Government, its instrumentalities or agencies. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the United States and, with respect to certain foreign countries, there is a possibility of expropriation, confiscatory taxation or diplomatic developments which could affect investment in those countries.

  ALTHOUGH THE FUND INTENDS TO INVEST PRIMARILY IN COMMON STOCK, COMMON STOCK EQUIVALENTS AND OTHER EQUITY RELATED SECURITIES, IT MAY INVEST FROM TIME TO TIME IN DEBT SECURITIES OF FOREIGN ISSUERS. In many instances, foreign debt securities may provide higher yields than securities of domestic issuers which have similar maturities and are of similar quality. Under certain market conditions these investments may be less liquid than the securities of U.S. corporations and are certainly less liquid than securities issued or guaranteed by the U.S. Government, its instrumentalities or agencies. In the event of default of any such foreign debt obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of such securities.

  ADDITIONAL COSTS COULD BE INCURRED IN CONNECTION WITH THE FUND'S INTERNATIONAL INVESTMENT ACTIVITIES. Foreign brokerage commissions are generally higher than United States brokerage commissions. Increased custodian costs as well as administrative difficulties (such as the applicability of foreign laws to foreign custodians in various circumstances) may be associated with the maintenance of assets in foreign jurisdictions.

  IF A SECURITY IS DENOMINATED IN A FOREIGN CURRENCY, IT WILL BE AFFECTED BY CHANGES IN CURRENCY EXCHANGE RATES AND IN EXCHANGE CONTROL REGULATIONS, AND COSTS WILL BE INCURRED IN CONNECTION WITH CONVERSIONS BETWEEN CURRENCIES. A change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund's securities denominated in that currency. Such changes also will affect the Fund's income and distributions to shareholders. In addition, although the Fund will receive income in such currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for any such currency declines after the Fund's income has been accrued and translated into U.S. dollars, the Fund could be required to liquidate portfolio securities to make such distributions, particularly in instances in which the amount of income the Fund is required to distribute is not immediately reduced by the decline in such currency. Similarly, if an exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the amount of such currency at the time they were incurred. The Fund may, but need not, enter into futures contracts on foreign currencies, forward foreign currency exchange contracts and options on foreign currencies for hedging purposes, including: locking-in the U.S. dollar price of the purchase or sale of securities denominated in a foreign currency; locking-in the U.S. dollar equivalent of interest or dividends to be paid on such securities which are held by the Fund; and protecting the U.S. dollar value of such securities which are held by the Fund.

  SHAREHOLDERS SHOULD BE AWARE THAT INVESTING IN THE EQUITY AND FIXED-INCOME MARKETS OF DEVELOPING COUNTRIES INVOLVES EXPOSURE TO ECONOMIES THAT ARE GENERALLY LESS DIVERSE AND MATURE, AND TO POLITICAL SYSTEMS WHICH CAN BE EXPECTED TO HAVE LESS STABILITY THAN THOSE OF DEVELOPED COUNTRIES. HISTORICAL EXPERIENCE INDICATES THAT THE MARKETS OF DEVELOPING COUNTRIES HAVE BEEN MORE VOLATILE THAN THE MARKETS OF DEVELOPED COUNTRIES. THE RISKS ASSOCIATED WITH INVESTMENTS IN FOREIGN SECURITIES, DESCRIBED ABOVE, MAY BE GREATER WITH RESPECT TO INVESTMENTS IN DEVELOPING COUNTRIES.

HEDGING AND RETURN ENHANCEMENT STRATEGIES

  THE FUND MAY ENGAGE IN VARIOUS PORTFOLIO STRATEGIES, INCLUDING DERIVATIVE TRANSACTIONS, TO REDUCE CERTAIN RISKS OF ITS INVESTMENTS AND TO ATTEMPT TO ENHANCE RETURN. THESE STRATEGIES CURRENTLY INCLUDE THE USE OF OPTIONS, FORWARD CURRENCY EXCHANGE CONTRACTS AND FUTURES CONTRACTS AND OPTIONS THEREON. The Fund, and thus investors, may lose money through any unsuccessful use of these strategies. The Fund's ability to use these strategies may be limited by market conditions, regulatory limits and tax considerations and there can be no assurance that any of these strategies will succeed. See "Investment Objective and Policies" and "Taxes, Dividends and Distributions" in the Statement of Additional Information. New financial products and risk management techniques continue to be developed, and the Fund may use these new investments and techniques to the extent consistent with its investment objective and policies.

  OPTIONS TRANSACTIONS

  THE FUND MAY PURCHASE AND WRITE (I.E., SELL) PUT AND CALL OPTIONS ON SECURITIES AND CURRENCIES THAT ARE TRADED ON U.S. OR FOREIGN SECURITIES EXCHANGES OR IN THE OVER-THE-COUNTER MARKET TO ATTEMPT TO ENHANCE RETURN OR TO HEDGE THE FUND'S PORTFOLIO. These options will be on equity securities, financial indices (e.g., S&P 500) and foreign currencies. The Fund may write covered put and call options to generate additional income through the receipt of premiums, purchase put options in an effort to protect the value of a security that it owns against a decline in market value and purchase call options in an effort to protect against an increase in the price of securities (or currencies) it intends to purchase. The Fund may also purchase put and call options to offset previously written put and call options of the same series. See "Investment Objective and Policies--Options Transactions" in the Statement of Additional Information.

  A CALL OPTION GIVES THE PURCHASER, IN EXCHANGE FOR A PREMIUM PAID, THE RIGHT, FOR A SPECIFIED PERIOD OF TIME, TO PURCHASE THE SECURITIES OR CURRENCY SUBJECT TO THE OPTION AT A SPECIFIED PRICE (THE EXERCISE PRICE OR STRIKE PRICE). The writer of a call option, in return for the premium, has the obligation, upon exercise of the option, to deliver to the purchaser, depending upon the terms of the option contract, the underlying securities or currency upon receipt of the exercise price or a specified amount of cash. When the Fund writes a call option, it gives up the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open.

  A PUT OPTION GIVES THE PURCHASER, IN RETURN FOR A PREMIUM, THE RIGHT, FOR A SPECIFIED PERIOD OF TIME, TO SELL THE SECURITIES OR CURRENCY SUBJECT TO THE OPTION TO THE WRITER OF THE PUT AT THE SPECIFIED EXERCISE PRICE. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price or deliver a specified amount of cash to the purchaser. The Fund might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price.

  THE FUND WILL WRITE ONLY "COVERED" OPTIONS. An option is covered if, as long as the Fund is obligated under the option (i), it owns an offsetting position in the underlying security or currency or (ii) segregates cash or other liquid assets in an amount equal to or greater than its obligation under the option. There is no limitation on the amount of call options the Fund may write. See "Investment Objective and Policies--Options Transactions" in the Statement of Additional Information.

  FORWARD CURRENCY EXCHANGE CONTRACTS

  THE FUND MAY ENTER INTO FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS TO PROTECT THE VALUE OF ITS PORTFOLIO AGAINST FUTURE CHANGES IN THE LEVEL OF CURRENCY EXCHANGE RATES. The Fund may enter into such contracts on a spot, i.e., cash, basis at the rate then prevailing in the currency exchange market or on a forward basis, by entering into a forward contract to purchase or sell currency. A forward contract on foreign currency is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days agreed upon by the parties from the date of the contract at a price set on the date of the contract.

  THE FUND'S DEALINGS IN FORWARD CONTRACTS WILL BE LIMITED TO HEDGING INVOLVING EITHER SPECIFIC TRANSACTIONS OR PORTFOLIO POSITIONS. Transaction hedging is the purchase or sale of a forward contract with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities and accruals of interest or dividends receivable and Fund expenses. Position hedging is the sale of a foreign currency with respect to portfolio security positions denominated or quoted in that currency or in a currency bearing a substantial correlation to the value of that currency (cross hedge). Although there are no limits on the number of forward contracts which the Fund may enter into, the Fund may not position hedge (including cross hedges) with respect to a particular currency for an amount greater than the aggregate market value (determined at the time of making any sale of foreign currency) of the securities held in its portfolio denominated or quoted in, or currently convertible into, such currency. See "Investment Objective and Policies--Risks Related to Forward Foreign Currency Exchange Contracts" in the Statement of Additional Information.

  FUTURES CONTRACTS AND OPTIONS THEREON

  THE FUND MAY PURCHASE AND SELL FINANCIAL FUTURES CONTRACTS AND OPTIONS THEREON WHICH ARE TRADED ON A COMMODITIES EXCHANGE OR BOARD OF TRADE FOR CERTAIN HEDGING, RISK MANAGEMENT AND RETURN ENHANCEMENT PURPOSES IN ACCORDANCE WITH REGULATIONS OF THE COMMODITY FUTURES TRADING COMMISSION. The Fund, and thus investors, may lose money through any unsuccessful use of these strategies. These futures contracts and options thereon will be on financial indices and foreign currencies or groups of foreign currencies such as the European Currency Unit. (A European Currency Unit is a basket of specified amounts of the currencies of certain member states of the European Economic Community, a European economic cooperative organization.) A financial futures contract is an agreement to purchase or sell an agreed amount of securities or currencies at a set price for delivery in the future.

  UNDER REGULATIONS OF THE COMMODITY EXCHANGE ACT, INVESTMENT COMPANIES REGISTERED UNDER THE INVESTMENT COMPANY ACT ARE EXEMPT FROM THE DEFINITION OF "COMMODITY POOL OPERATOR," SUBJECT TO COMPLIANCE WITH CERTAIN CONDITIONS. THE EXEMPTION IS CONDITIONED UPON THE FUND'S PURCHASING AND SELLING FUTURES CONTRACTS AND OPTIONS THEREON FOR BONA FIDE HEDGING TRANSACTIONS, EXCEPT THAT THE FUND MAY PURCHASE AND SELL FUTURES CONTRACTS AND OPTIONS THEREON FOR ANY OTHER PURPOSE TO THE EXTENT THAT THE AGGREGATE INITIAL MARGIN AND OPTION PREMIUMS DO NOT EXCEED 5% OF THE LIQUIDATION VALUE OF THE FUND'S TOTAL ASSETS. ALTHOUGH THERE ARE NO OTHER LIMITS APPLICABLE TO FUTURES CONTRACTS, THE VALUE OF ALL FUTURES CONTRACTS SOLD WILL NOT EXCEED THE TOTAL MARKET VALUE OF THE FUND'S PORTFOLIO.

  THE FUND'S SUCCESSFUL USE OF FUTURES CONTRACTS AND OPTIONS THEREON DEPENDS UPON THE INVESTMENT ADVISER'S ABILITY TO PREDICT THE DIRECTION OF THE MARKET, REQUIRES SKILLS AND TECHNIQUES DIFFERENT FROM THOSE USED IN SELECTING PORTFOLIO SECURITIES AND IS SUBJECT TO VARIOUS ADDITIONAL RISKS. The correlation between movements in the price of a futures contract and movements in the index or price of the currencies being hedged is imperfect, and there is a risk that the value of the index or currencies being hedged may increase or decrease at a greater rate than the related futures contracts, resulting in losses to the Fund. Certain futures exchanges or boards of trade have established daily limits on the amount that the price of futures contracts or options thereon may vary, either up or down, from the previous day's settlement price. These daily limits may restrict the Fund's ability to purchase or sell certain futures contracts or options thereon on any particular day.

  THE FUND'S ABILITY TO ENTER INTO AND CLOSE OUT FUTURES CONTRACTS AND OPTIONS THEREON IS LIMITED BY THE REQUIREMENTS OF THE INTERNAL REVENUE CODE OF 1986, AS AMENDED (THE INTERNAL REVENUE CODE), FOR QUALIFICATION AS A REGULATED INVESTMENT COMPANY. See "Taxes, Dividends and Distributions" in the Statement of Additional Information.

  RISKS OF HEDGING AND RETURN ENHANCEMENT STRATEGIES

  PARTICIPATION IN THE OPTIONS OR FUTURES MARKETS AND IN CURRENCY EXCHANGE TRANSACTIONS INVOLVES INVESTMENT RISKS AND TRANSACTION COSTS TO WHICH THE FUND WOULD NOT BE SUBJECT ABSENT THE USE OF THESE STRATEGIES. The Fund, and thus investors, may lose money through any unsuccessful use of these strategies. If the investment adviser's predictions of movements in the direction of the securities, foreign currency and interest rate markets are inaccurate, the adverse consequences to the Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options, foreign currency and futures contracts and options thereon include (1) dependence on the investment adviser's ability to predict correctly movements in the direction of interest rates, securities prices and currency markets; (2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time; (5) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; and (6) the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for the Fund to sell a portfolio security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to segregate securities in connection with hedging transactions. See "Investment Objective and Policies" and "Taxes, Dividends and Distributions" in the Statement of Additional Information.

OTHER INVESTMENTS AND POLICIES

  WHEN-ISSUED OR DELAYED DELIVERY SECURITIES

  The Fund may purchase or sell securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. The Fund's Custodian will segregate cash or other liquid assets having a value equal to or greater than the Fund's purchase commitments. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement. At the time of delivery of the securities, the value may be more or less than the purchase price and an increase in the percentage of the Fund's assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of the Fund's net asset value. See "Investment Objective and Policies--When-Issued and Delayed Delivery Securities" in the Statement of Additional Information.

  REPURCHASE AGREEMENTS

  The Fund may enter into repurchase agreements whereby the seller of a security agrees to repurchase that security from the Fund at a mutually agreed-upon time and price. The repurchase date is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is in excess of the purchase price, reflecting an agreed-upon rate of return effective for the period of time the Fund's money is invested in the repurchase agreement. The Fund's repurchase agreements will at all times be fully collateralized in an amount at least equal to the resale price. The instruments held as collateral are valued daily, and if the value of the instruments declines, the Fund will require additional collateral. If the seller defaults and the value of the collateral securing the repurchase agreement declines, the Fund may incur a loss. The Fund participates in a joint repurchase account with other investment companies managed by Prudential Investments Fund Management LLC pursuant to an order of the Securities and Exchange Commission (SEC). See "Investment Objective and Policies--Repurchase Agreements" in the Statement of Additional Information.

  SECURITIES LENDING

  The Fund may lend its portfolio securities to brokers or dealers, banks or other recognized institutional borrowers of securities, provided that the borrower at all times maintains cash or other liquid assets or secures an irrevocable letter of credit in favor of the Fund in an amount equal to at least 100%, determined daily, of the market value of the securities loaned which are segregated pursuant to applicable regulations. During the time portfolio securities are on loan, the borrower will pay the Fund an amount equivalent to any dividend or interest paid on such securities and the Fund may invest the cash collateral and earn additional income, or it may receive an agreed upon amount of interest income from the borrower. As a matter of fundamental policy, the Fund will not lend more than 30% of the value of its total assets. The Fund may pay reasonable administration and custodial fees in connection with a loan. See "Investment Objective and Policies--Lending of Portfolio Securities" in the Statement of Additional Information.

  ILLIQUID SECURITIES

  The Fund may hold up to 15% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, securities with legal or contractual restrictions on resale (restricted securities) and securities that are not readily marketable in securities markets either within or outside of the United States. Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (the Securities Act), and privately placed commercial paper that have a readily available market are not considered illiquid for purposes of this limitation. The investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. The Fund's investment in Rule 144A securities could have the effect of increasing illiquidity to the extent that qualified institutional buyers become, for a limited time, uninterested in purchasing Rule 144A securities. See "Investment Objective and Policies--Illiquid Securities" in the Statement of Additional Information. Repurchase agreements subject to demand are deemed to have a maturity equal to the applicable notice period.


  BORROWING

  The Fund may borrow an amount equal to no more than 20% of the value of its total assets (computed at the time the loan is made) for temporary, extraordinary or emergency purposes or for the clearance of transactions. The Fund may pledge up to 20% of its total assets to secure these borrowings. If the Fund borrows to invest in securities, any investment gains made on the securities in excess of interest paid on the borrowing will cause the net asset value of the shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on the money borrowed) to the Fund, the net asset value of the Fund's shares will decrease faster than would otherwise be the case. This is the speculative factor known as "leverage." See "Investment Restrictions" in the Statement of Additional Information.

  PORTFOLIO TURNOVER

  As a result of the Fund's investment policies, its portfolio turnover rate may exceed 100%, although the rate is not expected to exceed 200%. The portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the average monthly value of the Fund's portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. High portfolio turnover (over 100%) may involve correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. See "Portfolio Transactions and Brokerage" in the Statement of Additional Information. In addition, high portfolio turnover may result in increased short-term capital gains, which, when distributed to shareholders, are treated as ordinary income. See "Taxes, Dividends and Distributions."

INVESTMENT RESTRICTIONS

  The Fund is subject to certain investment restrictions which, like its investment objective, constitute fundamental policies. Fundamental policies cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, as defined in the Investment Company Act. See "Investment Restrictions" in the Statement of Additional Information.


                            HOW THE FUND IS MANAGED


  THE FUND HAS A BOARD OF DIRECTORS WHICH, IN ADDITION TO OVERSEEING THE ACTIONS OF THE FUND'S MANAGER, SUBADVISER AND DISTRIBUTOR, AS SET FORTH BELOW, DECIDES UPON MATTERS OF GENERAL POLICY. THE FUND'S MANAGER CONDUCTS AND SUPERVISES THE DAILY BUSINESS OPERATIONS OF THE FUND. THE FUND'S SUBADVISER FURNISHES DAILY INVESTMENT ADVISORY SERVICES.

  For the fiscal year ended May 31, 1998, the Fund's total expenses as a percentage of average net assets for the Fund's Class A, Class B, Class C and Class Z shares were 1.88%, 2.63%, 2.63% and 1.63%, respectively. See "Financial Highlights."

MANAGER

  PRUDENTIAL INVESTMENTS FUND MANAGEMENT LLC (PIFM OR THE MANAGER), GATEWAY CENTER THREE, 100 MULBERRY STREET, NEWARK, NEW JERSEY 07102-4077, IS THE MANAGER OF THE FUND AND IS COMPENSATED FOR ITS SERVICES AT AN

ANNUAL RATE OF 1% OF THE FUND'S AVERAGE DAILY NET ASSETS. PIFM IS ORGANIZED IN NEW YORK AS A LIMITED LIABILITY COMPANY. The Fund paid management fees to PIFM of 1.00% of the Fund's average daily net assets during the fiscal year ended May 31, 1998. See "Manager" in the Statement of Additional Information.

  As of June 30, 1998, PIFM served as the manager to 45 open-end investment companies, constituting all of the Prudential Mutual Funds, and as manager or administrator to 22 closed-end investment companies with aggregate assets of approximately $66.8 billion.

  UNDER THE MANAGEMENT AGREEMENT WITH THE FUND, PIFM MANAGES THE INVESTMENT OPERATIONS OF THE FUND AND ALSO ADMINISTERS THE FUND'S CORPORATE AFFAIRS. See "Manager" in the Statement of Additional Information.

  UNDER A SUBADVISORY AGREEMENT BETWEEN PIFM AND THE PRUDENTIAL INVESTMENT CORPORATION (PIC), DOING BUSINESS AS PRUDENTIAL INVESTMENTS (PI), PI THROUGH A SUB-INVESTMENT MANAGEMENT AGREEMENT WITH PRICOA ASSET MANAGEMENT LTD. (PRICOA AND COLLECTIVELY WITH PI, THE INVESTMENT ADVISER OR THE SUBADVISER), FURNISHES INVESTMENT ADVISORY SERVICES IN CONNECTION WITH THE MANAGEMENT OF THE FUND. PI reimburses PRICOA, and PIFM reimburses PI, for its reasonable costs and expenses incurred in providing such services. PIFM continues to have responsibility for all investment advisory services pursuant to the Management Agreement and supervises the investment adviser's performance of such services.

  The Fund is advised by an investment unit of Prudential Investments which is comprised of 44 investment professionals regionally based in Japan, Europe, North America and Southeast Asia and provides investment management services to institutional clients. The Japanese, North American and Southeast Asia teams are employed by subsidiaries of PI; the European team is employed by PRICOA. As of June 30, 1998, this unit had approximately $858.6 million of the $3,444,400 total assets under management dedicated to investing primarily in small capitalized companies; The unit also invests in larger companies in certain regions (principally emerging markets). Stephen F. Auth heads the unit, oversees the investment process and manages the overall regional and country allocations of the Fund. Mr. Auth has been employed by PI as a portfolio manager since 1985. The regional investment teams perform intensive local research on the companies they select using a disciplined selection system to help portfolio managers navigate successfully in markets characterized by significant earnings and price volatilities.

  PIFM, PI and PRICOA are indirect, wholly-owned subsidiaries of The Prudential Insurance Company of America (Prudential), a major diversified insurance and financial services company.

DISTRIBUTOR

  PRUDENTIAL INVESTMENT MANAGEMENT SERVICES LLC (THE DISTRIBUTOR), GATEWAY CENTER THREE, 100 MULBERRY STREET, NEWARK, NEW JERSEY 07102-4077, IS A LIMITED LIABILITY COMPANY ORGANIZED UNDER THE LAWS OF THE STATE OF DELAWARE THAT SERVES AS THE DISTRIBUTOR OF THE CLASS A, CLASS B, CLASS C AND CLASS Z SHARES OF THE FUND. IT IS A WHOLLY-OWNED SUBSIDIARY OF PRUDENTIAL. PRUDENTIAL SECURITIES INCORPORATED (PRUDENTIAL SECURITIES, ALSO REFERRED TO AS THE DISTRIBUTOR) ONE SEAPORT PLAZA, NEW YORK, NEW YORK 10292, SERVED AS THE DISTRIBUTOR OF FUND SHARES PRIOR TO JULY 1, 1998. IT IS AN INDIRECT, WHOLLY-OWNED SUBSIDIARY OF PRUDENTIAL.

  UNDER SEPARATE DISTRIBUTION AND SERVICE PLANS (THE CLASS A PLAN, THE CLASS B PLAN AND THE CLASS C PLAN, COLLECTIVELY, THE PLANS) ADOPTED BY THE FUND UNDER RULE 12B-1 UNDER THE INVESTMENT COMPANY ACT AND A DISTRIBUTION AGREEMENT (THE DISTRIBUTION AGREEMENT), THE DISTRIBUTOR INCURS THE EXPENSES OF DISTRIBUTING THE FUND'S CLASS A, CLASS B AND CLASS C SHARES. THE DISTRIBUTOR ALSO INCURS THE EXPENSES OF DISTRIBUTING THE FUND'S CLASS Z SHARES UNDER THE DISTRIBUTION AGREEMENT, NONE OF WHICH IS REIMBURSED OR PAID FOR BY THE FUND. These expenses include commissions and account servicing fees paid to, or on account of, Dealers or financial institutions which have entered into agreements with the Distributor, advertising expenses, the cost of printing and mailing prospectuses to potential investors and indirect and overhead costs of the Distributor associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.

  Under the Plans, the Fund is obligated to pay distribution and/or service fees to the Distributor as compensation for its distribution and service activities, not as reimbursement for specific expenses incurred. If the Distributor's expenses exceed its distribution and service fees, the Fund will not be obligated to pay any additional expenses. If the Distributor's expenses are less than such distribution and service fees, it will retain its full fees and realize a profit.

  The distribution and/or service fees may also be used by the Distributor to compensate Dealers on a continuing basis in consideration for the distribution, marketing, administrative and other services and activities provided by Dealers with respect to the promotion of the sale of the Fund's shares and the maintenance of related shareholder accounts.

  UNDER THE CLASS A PLAN, THE FUND MAY PAY THE DISTRIBUTOR FOR ITS DISTRIBUTION-RELATED ACTIVITIES WITH RESPECT TO CLASS A SHARES AT AN ANNUAL RATE OF UP TO .30 OF 1% OF THE AVERAGE DAILY NET ASSETS OF THE CLASS A SHARES. The Class A Plan provides that (i) up to .25 of 1% of the average daily net assets of the Class A shares may be used to pay for personal service and/or the maintenance of shareholder accounts (service fee) and (ii) total distribution fees (including the service fee of .25 of 1%) may not exceed .30 of 1% of the average daily net assets of the Class A shares. The Distributor has voluntarily limited its distribution-related fees payable under the Class A Plan to .25 of 1% of the average daily net assets of the Class A shares. This voluntary waiver may be terminated at any time without notice.

   UNDER THE CLASS B AND CLASS C PLANS, THE FUND PAYS THE DISTRIBUTOR FOR ITS DISTRIBUTION-RELATED ACTIVITIES WITH RESPECT TO CLASS B AND CLASS C SHARES AT AN ANNUAL RATE OF UP TO 1% OF THE AVERAGE DAILY NET ASSETS OF EACH OF THE CLASS B AND CLASS C SHARES. The Class B and Class C Plans provide for the payment to the Distributor of (i) an asset-based sales charge of .75 of 1% of the average daily net assets of each of the Class B and Class C shares and
(ii) a service fee of .25 of 1% of the average daily net assets of each of the Class B and Class C shares. The service fee is used to pay for personal service and/or the maintenance of shareholder accounts. The Distributor also receives contingent deferred sales charges from certain redeeming shareholders. See "Shareholder Guide--How to Sell Your Shares--Contingent Deferred Sales Charges."

  For the fiscal year ended May 31, 1998, the Fund paid distribution expenses of .25 of 1%, 1.00% and 1.00% of the average daily net assets of the Class A, Class B and Class C shares, respectively. The Fund records all payments made under the Plans as expenses in the calculation of net investment income. See "Distributor" in the Statement of Additional Information.

  Distribution expenses attributable to the sale of Class A, Class B and Class C shares of the Fund will be allocated to each such class based upon the ratio of sales of each such class to the sales of Class A, Class B or Class C shares of the Fund other than expenses allocable to a particular class. The distribution fee and sales charge of one class will not be used to subsidize the sale of another class.

  Each Plan provides that it shall continue in effect from year to year provided that a majority of the Board of Directors of the Fund, including a majority of the Directors who are not "interested persons" of the Fund (as defined in the Investment Company Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan (the Rule 12b-1 Directors), vote annually to continue the Plan. Each Plan may be terminated at any time by vote of a majority of the Rule 12b-1 Directors or of a majority of the outstanding shares of the applicable class of the Fund. The Fund will not be obligated to pay distribution and service fees incurred under any Plan if it is terminated or not continued.

  In addition to distribution and service fees paid by the Fund under the Class A, Class B and Class C Plans, the Manager (or one of its affiliates) may make payments out of its own resources to Dealers and other persons which distribute shares of the Fund (including Class Z shares). Such payments may be calculated by reference to the net asset value of shares sold by such persons or otherwise.

  The Distributor is subject to the rules of the National Association of Securities Dealers, Inc. governing maximum sales charges. See "Distributor" in the Statement of Additional Information.

FEE WAIVERS AND SUBSIDY

  PIFM may from time to time waive all or a portion of its management fee and subsidize all or a portion of the operating expenses of the Fund. In addition, the Distributor has voluntarily waived a portion of its distribution fee for the Class A shares as described under "Distributor." Fee waivers and expense subsidies will increase the Fund's total return. The voluntary waivers or subsidies may be terminated at any time without notice. See "Performance Information" in the Statement of Additional Information and "Fund Expenses" above.

PORTFOLIO TRANSACTIONS

  Affiliates of the Distributor may also act as brokers or futures commission merchants for the Fund, provided that the commissions, fees or other remuneration it receives are fair and reasonable. See "Portfolio Transactions and Brokerage" in the Statement of Additional Information.

CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT

  State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts, 02171, serves as Custodian for the Fund's portfolio securities and cash and, in that capacity, maintains certain financial and accounting books and records pursuant to an agreement with the Fund. Its mailing address is P.O. Box 1713, Boston, Massachusetts 02105.

  Prudential Mutual Fund Services LLC (the Transfer Agent), Raritan Plaza One, Edison, New Jersey 08837, serves as Transfer Agent and Dividend Disbursing Agent and, in those capacities, maintains certain books and records for the Fund. The Transfer Agent is a wholly-owned subsidiary of PIFM. Its mailing address is P.O. Box 15005, New Brunswick, New Jersey 08906-5005.

YEAR 2000

  The services provided to the Fund and the shareholders by the Manager, the Distributor, the Transfer Agent and the Custodian depend on the smooth functioning of their computer systems and those of outside service providers. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. Such event could have a negative impact on handling securities trades, payments of interest and dividends, pricing and account services. Although, at this time, there can be no assurance that there will be no adverse impact on the Fund, the Manager, Distributor, the Transfer Agent and the Custodian have advised the Fund that they have been actively working on necessary changes to their computer systems to prepare for the year 2000 and expect that their systems, and those of outside service providers, will be adapted in time for that event.


                        HOW THE FUND VALUES ITS SHARES

  THE FUND'S NET ASSET VALUE PER SHARE OR NAV IS DETERMINED BY SUBTRACTING ITS LIABILITIES FROM THE VALUE OF ITS ASSETS AND DIVIDING THE REMAINDER BY THE NUMBER OF OUTSTANDING SHARES. NAV IS CALCULATED SEPARATELY FOR EACH CLASS. THE BOARD OF DIRECTORS HAS FIXED THE SPECIFIC TIME OF DAY FOR THE COMPUTATION OF THE FUND'S NET ASSET VALUE TO BE AS OF 4:15 P.M., NEW YORK TIME.

  Portfolio securities are valued based on market quotations or, if not readily available, or, if such quotations are deemed not representative of fair value, at fair value as determined in good faith under procedures established by the Fund's Board of Directors. For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents. See "Net Asset Value" in the Statement of Additional Information.

  The Fund will compute its NAV once daily on days that the New York Stock Exchange is open for trading except on days on which no orders to purchase, sell or redeem shares have been received by the Fund or days on which changes in the value of the Fund's portfolio securities do not materially affect the NAV.

  Although the legal rights of each class of shares are substantially identical, the different expenses borne by each class will result in different NAVs and dividends. The NAV of Class B and Class C shares will generally be lower than the NAV of Class A shares as a result of the larger distribution-related fee to which Class B and Class C shares are subject. The NAV of Class Z shares will generally be higher than the NAV of the other three classes because Class Z shares are not subject to any distribution and/or service fees. It is expected, however, that the NAV of the four classes will tend to converge immediately after the recording of dividends, if any, which will differ by approximately the amount of the distribution and/or service fee expense accrual differential among the classes.


                      HOW THE FUND CALCULATES PERFORMANCE

  FROM TIME TO TIME THE FUND MAY ADVERTISE ITS TOTAL RETURN (INCLUDING AVERAGE ANNUAL TOTAL RETURN AND AGGREGATE TOTAL RETURN) AND YIELD IN ADVERTISEMENTS OR SALES LITERATURE. TOTAL RETURN AND YIELD ARE CALCULATED SEPARATELY FOR CLASS A, CLASS B, CLASS C AND CLASS Z SHARES. These figures are based on historical earnings and are not intended to indicate future performance. The total return shows how much an investment in the Fund would have increased (decreased) over a specified period of time (i.e., one, five or ten years or since inception of the Fund) assuming that all distributions and dividends by the Fund were reinvested on the reinvestment dates during the period and less all recurring fees. The aggregate total return reflects actual performance over a stated period of time. Average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same aggregate total return if performance had been constant over the entire period. Average annual total return smooths out variations in performance and takes into account any applicable initial or contingent deferred sales charges. Neither average annual total return nor aggregate total return takes into account any federal or state income taxes which may be payable upon redemption. The yield refers to the income generated by an investment in the Fund over a one-month or 30-day period. This income is then annualized; that is, the amount of income generated by the investment during that 30-day period is assumed to be generated each 30-day period for twelve periods and is shown as a percentage of the investment. The income earned on the investment is also assumed to be reinvested at the end of the sixth 30-day period. The Fund also may include comparative performance information in advertising or marketing the Fund's shares. Such performance information may include data from Lipper Analytical Services, Inc., Morningstar Publications, Inc., other industry publications, business periodicals and market indices. See "Performance Information" in the Statement of Additional Information. Further performance information is contained in the Fund's annual and semi-annual reports to shareholders, which may be obtained without charge. See "Shareholder Guide--Shareholder Services-- Reports to Shareholders."


                      TAXES, DIVIDENDS AND DISTRIBUTIONS


TAXATION OF THE FUND

  THE FUND HAS ELECTED TO QUALIFY AND INTENDS TO REMAIN QUALIFIED AS A REGULATED INVESTMENT COMPANY UNDER THE INTERNAL REVENUE CODE. ACCORDINGLY, THE FUND WILL NOT BE SUBJECT TO FEDERAL INCOME TAXES ON ITS NET INVESTMENT INCOME AND NET CAPITAL GAINS, IF ANY, THAT IT DISTRIBUTES TO ITS SHAREHOLDERS. See "Taxes, Dividends and Distributions" in the Statement of Additional Information.

  Under the Internal Revenue Code, special rules apply to the treatment of certain options and futures contracts (Section 1256 contracts). At the end of each year, such investments held by the Fund will be required to be "marked to market" for federal income tax purposes; that is, treated as having been sold at market value. Sixty percent of any gain or loss recognized on these "deemed sales" and on actual dispositions will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss. See "Taxes, Dividends and Distributions" in the Statement of Additional Information.

  The Fund may incur foreign income taxes in connection with some of its foreign investments. Certain of these taxes may be credited to shareholders. See "Taxes, Dividends and Distributions" in the Statement of Additional Information. The Fund may, from time to time, invest in passive foreign investment companies (PFICs). PFICs are foreign corporations which own mostly passive assets or derive 75% or more of their income from passive sources. For tax purposes, the Fund's investments in PFICs may subject the Fund to federal income tax on certain income and gains realized by the Fund.

  Certain gains or losses from fluctuations in foreign currency exchange rates (Section 988 gains or losses) will affect the amount of ordinary income the Fund will be able to pay as dividends. See "Taxes, Dividends and Distributions" in the Statement of Additional Information.

TAXATION OF SHAREHOLDERS

  All dividends out of net investment income, together with distributions of net short-term gains (i.e., the excess of net short-term capital gains over net long-term capital losses) distributed to shareholders and properly designated by the Fund, will be taxable as ordinary income to the shareholder whether or not reinvested. Any net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) distributed to shareholders will be taxable as long-term capital gains to the shareholders, whether or not reinvested and regardless of the length of time a shareholder has owned his or her shares.

  Both regular and capital gains dividends are taxable to shareholders in the year in which received, whether they are received in cash or in additional shares. In addition, certain dividends declared by the Fund will be treated as received by shareholders on December 31 of the year the dividends are declared. This rule applies to dividends declared by the Fund in October, November or December of a calendar year, payable to shareholders of record on a date in any such month, if such dividends are paid during January of the following calendar year.

  Dividends attributable to interest income, capital and currency gain, gain or loss from Section 1256 contracts, dividend income from foreign corporations and income from some other sources will not be eligible for the corporate dividends received deduction. Since the Fund is likely to have a substantial portion of its assets invested in securities of foreign issuers, the amount of the Fund's dividends eligible for the corporate dividends received deduction will be minimal.

  Any gain or loss realized upon a sale or redemption of shares of the Fund by a shareholder who is not a dealer in securities will generally be treated as long-term capital gain or loss if the shares have been held more than one year and otherwise as short-term capital gain or loss. Any such loss with respect to shares that are held for six months or less, however, will be treated as long-term capital loss to the extent of any capital gain distributions received by the shareholder.

  Any loss realized on a sale, redemption or exchange of shares of the Fund by a shareholder will be disallowed to the extent the shares are replaced within a 61-day period (beginning 30 days before the disposition of shares). Shares purchased pursuant to the reinvestment of a dividend will constitute a replacement of shares.

  A shareholder who acquires shares of the Fund and sells or otherwise disposes of such shares within 90 days of acquisition may not be allowed to take into account certain sales charges incurred in acquiring such shares for purposes of calculating gain or loss realized upon a sale or exchange of shares of the Fund.

  Distributions by the Fund to a shareholder that is a qualified retirement plan would generally not be taxable to participants in the plan. Distributions from a qualified retirement plan (or non-qualified arrangement) to a participant or beneficiary are subject to special rules. These rules vary greatly with individual situations; therefore, potential investors are urged to consult with their own tax advisors.

  The Fund has obtained opinions of counsel to the effect that neither (i) the conversion of Class B shares into Class A shares nor (ii) the exchange of any class of the Fund's shares for any other class of its shares constitutes a taxable event for federal income tax purposes. However, such opinions are not binding on the Internal Revenue Service.

WITHHOLDING TAXES

  Under the Internal Revenue Code, the Fund is required to withhold and remit to the U.S. Treasury 31% of dividend, capital gain income and redemption proceeds on the accounts of certain shareholders who fail to furnish their correct tax identification numbers on IRS Form W-9 (or IRS Form W-8 in the case of certain foreign shareholders) with the required certifications regarding the shareholder's status under the federal income tax law. Withholding at this rate is also required from dividends and capital gains distributions (but not redemption proceeds) payable to shareholders who are otherwise subject to backup withholding. Dividends of net investment income and short-term capital gains paid to a foreign shareholder will generally be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate).

  Shareholders are advised to consult their own tax advisers regarding specific questions as to federal, state or local taxes. See "Taxes, Dividends and Distributions" in the Statement of Additional Information.

DIVIDENDS AND DISTRIBUTIONS

  THE FUND EXPECTS TO PAY DIVIDENDS OF NET INVESTMENT INCOME, IF ANY, AND MAKE DISTRIBUTIONS OF ANY CAPITAL GAINS IN EXCESS OF NET LONG-TERM CAPITAL LOSSES AT LEAST ANNUALLY. Dividends paid by the Fund with respect to each class of shares, to the extent any dividends are paid, will be calculated in the same manner, at the same time, on the same day and will be in the same amount except that each class (other than Class Z) will bear its own distribution charges, generally resulting in lower dividends for Class B and Class C shares in relation to Class A and Class Z shares and lower dividends for Class A shares in relation to Class Z shares. Distributions of net capital gains, if any, will be paid in the same amount per share for each class of shares. See "How the Fund Values its Shares."

  DIVIDENDS AND DISTRIBUTIONS WILL BE PAID IN ADDITIONAL FUND SHARES BASED ON THE NAV OF EACH CLASS ON THE RECORD DATE OR SUCH OTHER DATE AS THE BOARD OF DIRECTORS MAY DETERMINE, UNLESS THE SHAREHOLDER ELECTS IN WRITING NOT LESS THAN FIVE BUSINESS DAYS PRIOR TO THE RECORD DATE TO RECEIVE SUCH DIVIDENDS AND DISTRIBUTIONS IN CASH. Such election should be submitted to Prudential Mutual Fund Services LLC, Attention: Account Maintenance, P.O. Box 15015, New Brunswick, New Jersey 08906-5015. The Fund will notify each shareholder after the close of the Fund's taxable year both of the dollar amount and the taxable status of that year's dividends and distributions on a per share basis.

  IF YOU BUY SHARES ON OR IMMEDIATELY BEFORE THE RECORD DATE (THE DATE THAT DETERMINES WHO RECEIVES THE DIVIDEND), YOU WILL RECEIVE A PORTION OF THE MONEY YOU INVESTED AS A TAXABLE DIVIDEND. THEREFORE, YOU SHOULD CONSIDER THE TIMING OF DIVIDENDS WHEN BUYING SHARES OF THE FUND.


                              GENERAL INFORMATION


DESCRIPTION OF COMMON STOCK

  THE FUND WAS INCORPORATED IN MARYLAND ON JUNE 15, 1987. THE FUND IS AUTHORIZED TO ISSUE 500 MILLION SHARES OF COMMON STOCK, $.01 PAR VALUE PER SHARE, DIVIDED INTO FOUR CLASSES, DESIGNATED CLASS A, CLASS B, CLASS C AND CLASS Z COMMON STOCK, EACH CONSISTING OF 125 MILLION AUTHORIZED SHARES. Each class of common stock represents an interest in the same assets of the Fund and is identical in all respects except that (i) each class is subject to different sales charges and distribution and/or service fees (except for Class Z shares, which are not subject to any sales charges and distribution and/or service fees), which may affect performance, (ii) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (iii) each class has a different exchange privilege, (iv) only Class B shares have a conversion feature and (v) Class Z shares are offered exclusively for sale to a limited group of investors. See "How the Fund is Managed--Distributor." In accordance with the Fund's Articles of Incorporation, the Board of Directors may authorize the creation of additional series and classes within such series, with such preferences, privileges, limitations and voting and dividend rights as the Board of Directors may determine. Currently, the Fund is offering four classes, designated Class A, Class B, Class C and Class Z shares.

  The Board of Directors may increase or decrease the number of authorized shares without approval by the shareholders. Shares of the Fund, when issued, are fully paid, nonassessable, fully transferable and redeemable at the option of the holder. Shares are also redeemable at the option of the Fund under certain circumstances as described under "Shareholder Guide--How to Sell Your Shares." Each share of each class of common stock is equal as to earnings, assets and voting privileges, except as noted above, and each class (with the exception of Class Z shares, which are not subject to any distribution or service fees) bears the expenses related to the distribution of its shares. Except for the conversion feature applicable to the Class B shares, there are no conversion, preemptive or other subscription rights. In the event of liquidation, each share of common stock of the Fund is entitled to its portion of all of the Fund's assets after all debt and expenses of the Fund have been paid. Since Class B and Class C shares generally bear higher distribution expenses than Class A shares, the liquidation proceeds to shareholders of those classes are likely to be lower than to Class A shareholders and to Class Z shareholders, whose Class Z shares are not subject to any distribution and/or service fees. The Fund's shares do not have cumulative voting rights for the election of Directors.

  THE FUND DOES NOT INTEND TO HOLD ANNUAL MEETINGS OF SHAREHOLDERS UNLESS OTHERWISE REQUIRED BY LAW. THE FUND WILL NOT BE REQUIRED TO HOLD MEETINGS OF SHAREHOLDERS UNLESS, FOR EXAMPLE, THE ELECTION OF DIRECTORS IS REQUIRED TO BE ACTED ON BY SHAREHOLDERS UNDER THE INVESTMENT COMPANY ACT. SHAREHOLDERS HAVE CERTAIN RIGHTS, INCLUDING THE RIGHT TO CALL A MEETING UPON A VOTE OF 10% OF THE FUND'S OUTSTANDING SHARES FOR THE PURPOSE OF VOTING ON THE REMOVAL OF ONE OR MORE DIRECTORS OR TO TRANSACT ANY OTHER BUSINESS.

ADDITIONAL INFORMATION

  This Prospectus, including the Statement of Additional Information which has been incorporated by reference herein, does not contain all the information set forth in the Registration Statement filed by the Fund with the Commission under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the Commission or may be examined, without charge, at the office of the Commission in Washington, D.C.


                               SHAREHOLDER GUIDE


HOW TO BUY SHARES OF THE FUND

  YOU MAY PURCHASE SHARES OF THE FUND THROUGH THE DISTRIBUTOR, THROUGH DEALERS, INCLUDING PRUDENTIAL SECURITIES OR PRUSEC, OR DIRECTLY FROM THE FUND, THROUGH ITS TRANSFER AGENT, PRUDENTIAL MUTUAL FUND SERVICES LLC (PMFS OR THE TRANSFER AGENT), ATTENTION: INVESTMENT SERVICES, P.O. BOX 15020, NEW BRUNSWICK, NEW JERSEY 08906-5020. Participants in programs sponsored by Prudential Retirement Services should contact their client representative for more information about Class Z shares. The purchase price is the NAV next determined following receipt of an order in proper form (in accordance with procedures established by the Transfer Agent in connection with investors' accounts) by the Distributor, your Dealer or the Transfer Agent plus a sales charge which, at your option, may be imposed either (i) at the time of purchase (Class A shares) or (ii) on a deferred basis (Class B or Class C shares). Class Z shares are offered to a limited group of investors at net asset value without any sales charge. Payment may be made by wire, check or through your brokerage account. See "Alternative Purchase Plan" below. See also "How the Fund Values its Shares."

  The minimum initial investment is $1,000 for Class A and Class B shares and $5,000 for Class C shares, except that the minimum initial investment for Class C shares may be waived from time to time. There is no minimum investment requirement for Class Z shares. The minimum subsequent investment is $100 for all classes, except for Class Z shares, for which there is no such minimum. All minimum investment requirements are waived for certain retirement and employee savings plans or custodial accounts for the benefit of minors. For purchases made through the Automatic Savings Accumulation Plan, the minimum initial and subsequent investment is $50. See "Shareholder Services" below.

  Application forms can be obtained from the Transfer Agent or the Distributor. If a stock certificate is desired, it must be requested in writing for each transaction. Certificates are issued only for full shares. Shareholders who hold their shares through Prudential Securities will not receive stock certificates.

  The Fund reserves the right to reject any purchase order (including an exchange into the Fund) or to suspend or modify the continuous offering of its shares. See "How to Sell Your Shares" below.

  Your Dealer is responsible for forwarding payment promptly to the Fund. The Distributor reserves the right to cancel any purchase order for which payment has not been received by the third business day following the placement of the order.

  Dealers may charge their customers a separate fee for processing purchases and redemptions. In addition, transactions in Fund shares may be subject to postage and handling charges imposed by your Dealer. Any such charges are retained by the Dealer and are not remitted to the Fund.

  PURCHASE BY WIRE. For an initial purchase of shares of the Fund by wire, you must complete an application and telephone the Transfer Agent at (800) 225-1852 (toll-free) to receive an account number. The following information will be requested: your name, address, tax identification number, class election, dividend distribution election, amount being wired and wiring bank. Instructions should then be given by you to your bank to transfer funds by wire to State Street Bank and Trust Company (State Street), Boston, Massachusetts, Custody and Shareholder Services Division, Attention:
Prudential Global Genesis Fund, Inc., specifying on the wire the account number assigned by the Transfer Agent and your name and identifying the class in which you are eligible to invest (Class A, Class B, Class C or Class Z shares).

  If you arrange for receipt by State Street of federal funds prior to the calculation of NAV (4:15 P.M., New York time), on a business day, you may purchase shares of the Fund as of that day. See "Net Asset Value" in the Statement of Additional Information.

  In making a subsequent purchase order by wire, you should wire State Street directly and should be sure that the wire specifies Prudential Global Genesis Fund, Inc., Class A, Class B, Class C or Class Z shares and your name and individual account number. It is not necessary to call the Transfer Agent to make subsequent purchase orders utilizing federal funds. The minimum amount which may be invested by wire is $1,000.

ALTERNATIVE PURCHASE PLAN

  THE FUND OFFERS THROUGH THIS PROSPECTUS FOUR CLASSES OF SHARES (CLASS A, CLASS B, CLASS C AND CLASS Z SHARES) WHICH ALLOWS YOU TO CHOOSE THE MOST BENEFICIAL SALES CHARGE STRUCTURE FOR YOUR INDIVIDUAL CIRCUMSTANCES GIVEN THE AMOUNT OF THE PURCHASE, THE LENGTH OF TIME YOU EXPECT TO HOLD THE SHARES AND OTHER RELEVANT CIRCUMSTANCES (ALTERNATIVE PURCHASE PLAN).

                                                   ANNUAL 12B-1 FEES
                                                (AS A % OF AVERAGE DAILY
                     SALES CHARGE                     NET ASSETS)                   OTHER INFORMATION
         ------------------------------------- -------------------------- --------------------------------------
CLASS A  Maximum initial sales charge of 5% of .30 of 1% (Currently being Initial sales charge waived or reduced
         the public offering price             charged at a rate of       for certain purchases
                                               .25 of 1%)
CLASS B  Maximum CDSC of 5% of the lesser of   1%                         Shares convert to Class A shares
         the amount invested or the redemption                            approximately seven years after
         proceeds; declines to zero after six                             purchase
         years
CLASS C  Maximum CDSC of 1% of the lesser      1%                         Shares do not convert to another class
         of the amount invested or the
         redemption proceeds on redemptions
         made within one year of purchase
CLASS Z  None                                  None                       Sold to a limited group of investors

  The four classes of shares represent an interest in the same portfolio of investments of the Fund and have the same rights, except that (i) each class (with the exception of the Class Z shares, which are not subject to any distribution or service fees) is subject to different sales charges and distribution and/or service fees, which may affect performance, (ii) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interest of any other class, (iii) each class has a different exchange privilege, (iv) only Class B shares have a conversion feature and (v) Class Z shares are offered exclusively for sale to a limited group of investors. See "How to Exchange Your Shares" below. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee (if any) of each class. Class B and Class C shares bear the expenses of a higher distribution fee which will generally cause them to have higher expense ratios and to pay lower dividends than the Class A and Class Z shares.

  Financial advisers and other sales agents who sell shares of the Fund will receive different compensation for selling Class A, Class B, Class C and Class Z shares and will generally receive more compensation initially for selling Class A and Class B shares than for selling Class C or Class Z shares.

  IN SELECTING A PURCHASE ALTERNATIVE, YOU SHOULD CONSIDER, AMONG OTHER THINGS, (1) the length of time you expect to hold your investment, (2) the amount of any applicable sales charge (whether imposed at the time of purchase or redemption) and distribution-related fees, as noted above, (3) whether you qualify for any reduction or waiver of any applicable sales charge, (4) the various exchange privileges among the different classes of shares (see "How to Exchange Your Shares" below) and (5) the fact that Class B shares automatically convert to Class A shares approximately seven years after purchase (see "Conversion Feature--Class B Shares" below).

  The following is provided to assist you in determining which method of purchase best suits your individual circumstances and is based on current fees and expenses being charged to the Fund:

  If you intend to hold your investment in the Fund for less than 7 years and do not qualify for a reduced sales charge on Class A shares, since Class A shares are subject to a maximum initial sales share of 5% and Class B shares are subject to a CDSC of 5% which declines to zero over a 6 year period, you should consider purchasing Class C shares over either Class A or Class B shares.

  If you intend to hold your investment for 7 years or more and do not qualify for a reduced sales charge on Class A shares, since Class B shares convert to Class A shares approximately 7 years after purchase and because all of your money would be invested initially in the case of Class B shares, you should consider purchasing Class B shares over either Class A or Class C shares.

  If you qualify for a reduced sales charge on Class A shares, it may be more advantageous for you to purchase Class A shares over either Class B or Class C shares regardless of how long you intend to hold your investment. However, unlike Class B and Class C shares, you would not have all of your money invested initially because the sales charge on Class A shares is deducted at the time of purchase.

  If you do not qualify for a reduced sales charge on Class A shares and you purchase Class B or Class C shares, you would have to hold your investment for more than 6 years in the case of Class B shares and Class C shares for the higher cumulative annual distribution-related fee on those shares to exceed the initial sales charge plus cumulative annual distribution-related fees on Class A shares. This does not take into account the time value of money, which further reduces the impact of the higher Class B or Class C distribution-related fee on the investment, fluctuations in NAV, the effect of the return on the investment over this period of time or redemptions when the CDSC is applicable.

  ALL PURCHASES OF $1 MILLION OR MORE, EITHER AS PART OF A SINGLE INVESTMENT OR UNDER RIGHTS OF ACCUMULATION OR LETTERS OF INTENT, MUST BE FOR CLASS A SHARES UNLESS THE PURCHASER IS ELIGIBLE TO PURCHASE CLASS Z SHARES. See "Class A Shares--Reduction and Waiver of Initial Sales Charges" and "Class Z Shares" below.

  CLASS A SHARES

  The offering price of Class A shares for investors choosing the initial sales charge alternative is the next determined NAV plus a sales charge (expressed as a percentage of the offering price and of the amount invested) as shown in the following table:

                           SALES CHARGE AS SALES CHARGE AS DEALER CONCESSION
                            PERCENTAGE OF   PERCENTAGE OF  AS PERCENTAGE OF
      AMOUNT OF PURCHASE   OFFERING PRICE  AMOUNT INVESTED  OFFERING PRICE
      ------------------   --------------- --------------- -----------------
     Less than $25,000          5.00%           5.26%            4.75%
     $25,000 to $49,999         4.50            4.71             4.25
     $50,000 to $99,999         4.00            4.17             3.75
     $100,000 to $249,999       3.25            3.36             3.00
     $250,000 to $499,999       2.50            2.56             2.40
     $500,000 to $999,999       2.00            2.04             1.90
     $1,000,000 and above       None            None             None

  The Distributor may reallow the entire sales charge to Dealers. Dealers may be deemed to be underwriters, as that term is defined under the federal securities laws. The Distributor reserves the right, without prior notice to any Dealer, to suspend or eliminate Dealer concessions or commissions.

  In connection with the sale of Class A shares at NAV (without payment of an initial sales charge), the Manager, the Distributor or one of their affiliates may pay Dealers, financial advisers and other persons which distribute shares a finders' fee from its own resources based on a percentage of the NAV of shares sold by such persons.

  REDUCTION AND WAIVER OF INITIAL SALES CHARGES. Reduced sales charges are available through Rights of Accumulation and Letters of Intent. Shares of the Fund and shares of other Prudential Mutual Funds (excluding money market funds other than those acquired pursuant to the exchange privilege) may be aggregated to determine the applicable reduction. See "Purchase and Redemption of Fund Shares--Reduction and Waiver of Initial Sales Charges--Class A Shares" in the Statement of Additional Information.

  Benefit Plans. Class A shares may be purchased at NAV, without payment of an initial sales charge, by pension, profit-sharing or other employee benefit plans qualified under Section 401 of the Internal Revenue Code and deferred compensation and annuity plans under Section 457 and 403(b)(7) of the Internal Revenue Code (collectively, Benefit Plans), provided that the Benefit Plan has existing assets of at least $1 million invested in shares of Prudential Mutual Funds (excluding money market funds other than those acquired pursuant to the exchange privilege) or 250 eligible employees or participants. In the case of Benefit Plans whose accounts are held directly with the Transfer Agent or Prudential Securities and for which the Transfer Agent or Prudential Securities does individual account recordkeeping (Direct Account Benefit Plans) and Benefit Plans sponsored by Prudential Securities or its subsidiaries (Prudential Securities or Subsidiary Prototype Benefit Plans), Class A shares may be purchased at NAV by participants who are repaying loans made from such plans to the participant.

  Prudential Retirement Programs. Class A shares may be purchased at NAV by certain savings, retirement and deferred compensation plans, qualified or non-qualified under the Internal Revenue Code, for which Prudential serves as the plan administrator or recordkeeper, provided that (i) the plan has at least $1 million in existing assets or 250 eligible employees and (ii) the Fund is an available investment option. These plans include pension, profit-sharing, stock-bonus or other employee benefit plans under Section 401 of the Internal Revenue Code, deferred compensation and annuity plans under Sections 457 or 403(b)(7) of the Internal Revenue Code and plans that participate in the Transfer Agent's PruArray and SmartPath Programs (benefit plan recordkeeping services) (hereafter referred to as a PruArray or SmartPath Plan). All plans of a company for which Prudential serves as plan administrator or recordkeeper are aggregated in meeting the $1 million threshold. The term "existing assets" as used herein includes stock issued by a plan sponsor, shares of Prudential Mutual Funds and shares of certain unaffiliated mutual funds that participate in the PruArray or Smart Path Program (Participating Funds). "Existing assets" also include monies invested in The Guaranteed Interest Account (GIA), a group annuity insurance product issued by Prudential, and units of The Stable Value Fund (SVF), an unaffiliated bank collective fund. Class A shares may also be purchased at NAV by plans that have monies invested in GIA and SVF, provided
(i) the purchase is made with the proceeds of a redemption from either GIA or SVF and (ii) Class A shares are an investment option of the plan.

  PruArray Association Benefit Plans. Class A shares are also offered at NAV to Benefit Plans or non-qualified plans sponsored by employers which are members of a common trade, professional or membership association (Association) that participate in the PruArray Program provided that the Association enters into a written agreement with Prudential. Such Benefit Plans or non-qualified plans may purchase Class A shares at NAV without regard to the assets or number of participants in the individual employer's qualified Plan(s) or non-qualified plans so long as the employers in the Association (i) have retirement plan assets in the aggregate of at least $1 million or 250 participants in the aggregate and (ii) maintain their accounts with the Transfer Agent.

  PruArray Savings Program. Class A shares are also offered at NAV to employees of companies that enter into a written agreement with Prudential Retirement Services to participate in the PruArray Savings Program. Under this Program, a limited number of Prudential Mutual Funds are available for purchase at NAV by Individual Retirement Accounts and Savings Accumulation Plans of the company's employees. The Program is available only to (i) employees who open an IRA or Savings Accumulation Plan account with the Transfer Agent and (ii) spouses of employees who open an IRA account with the Transfer Agent. The program is offered to companies that have at least 250 eligible employees.

  Special Rules Applicable to Retirement Plans. After a Benefit Plan or PruArray Plan qualifies to purchase Class A shares at NAV, all subsequent purchases will be made at NAV.

  Other Waivers. In addition, Class A shares may be purchased at NAV, through the Distributor or the Transfer Agent, by the following persons: (a) officers of the Prudential Mutual Funds (including the Fund), (b) employees of the Distributor, Prudential Securities, PIFM and their subsidiaries and members of the families of such persons who maintain an "employee related" account at Prudential Securities or the Transfer Agent, (c) employees of subadvisers of the Prudential Mutual Funds provided that such purchases at NAV are permitted by such person's employer, (d) Prudential, employees and special agents of Prudential and its subsidiaries and all persons who have retired directly from active service with Prudential or one of its subsidiaries, (e) registered representatives and employees of Dealers who have entered into a selected dealer agreement with the Distributor, provided that purchases at NAV are permitted by such person's employer, (f) investors who have a business relationship with a financial adviser who joined Prudential Securities from another investment firm, provided that (i) the purchase is made within 180 days of the commencement of the financial adviser's employment at Prudential Securities, or within one year in the case of Benefit Plans, (ii) the purchase is made with proceeds of a redemption of shares of any open-end, non-money market fund sponsored by the financial adviser's previous employer (other than a fund which imposes a distribution or service fee of .25 of 1% or less) and
(iii) the financial adviser served as the client's broker on the previous purchase, (g) investors in Individual Retirement Accounts, provided the purchase is made with the proceeds of a tax-free, rollover of assets from a Benefit Plan for which Prudential Investments serves as the recordkeeper or administrator, (h) orders placed by broker-dealers, investment advisers or financial planners who have entered into an agreement with the Distributor, who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services (e.g. mutual fund "wrap" or asset allocation programs), and (i) orders placed by clients of broker-dealers, investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such broker-dealer, investment adviser or financial planner on the books and records of broker-dealer, investment adviser or financial planner (e.g. mutual fund "supermarket programs").

  For an investor to obtain any reduction or waiver of the initial sales charges, at the time of the sale either the Transfer Agent must be notified directly by the investor or the Distributor must be notified by the Dealer facilitating the transaction that the sale qualifies for the reduced or waived sales charge. The reduction or waiver will be granted subject to confirmation of your entitlement. No initial sales charges are imposed upon Class A shares acquired upon the reinvestment of dividends and distributions. See "Purchase and Redemption of Fund Shares--Reduction and Waiver of Initial Sales Charges-- Class A Shares" in the Statement of Additional Information.

  CLASS B AND CLASS C SHARES

  The offering price of Class B and Class C shares for investors choosing one of the deferred sales charge alternatives is the NAV next determined following receipt of an order by the Transfer Agent, the Distributor or your Dealer. Although there is no sales charge imposed at the time of purchase, redemptions of Class B and Class C shares may be subject to a CDSC. See "How to Sell Your Shares--Contingent Deferred Sales Charges." The Distributor will pay, from its own resources, sales commissions of up to 4% of the purchase price of Class B shares to dealers, financial advisers and other persons who sell Class B shares at the time of sale from its own resources. This facilitates the ability of the Fund to sell the Class B shares without an initial sales charge being deducted at the time of purchase. The Distributor anticipates that it will recoup its advancement of sales commissions from the combination of the CDSC and the distribution fee. See "How the Fund is Managed--Distributor." In connection with the sale of Class C shares, the Distributor will pay, from its own resources, dealers, financial advisers and other persons which distribute Class C shares as sales commission of up to 1% of the purchase price at the time of the sale.

  PruArray or SmartPath Plans. The CDSC will be waived on redemptions of Class C shares by qualified and non-qualified retirement and deferred compensation plans that participate in the Transfer Agent's PruArray and SmartPath Programs.

  CLASS Z SHARES

  Class Z shares of the Fund are currently available for purchase by the following categories of investors:

  (i) pension, profit-sharing or other employee benefit plans qualified under
Section 401 of the Internal Revenue Code, deferred compensation and annuity plans under Sections 457 and 403(b)(7) of the Internal Revenue Code and non-qualified plans for which the Fund is an available option (collectively, Benefit Plans), provided such Benefit Plans (in combination with other plans sponsored by the same employer or group of related employers) have at least $50 million in defined contribution assets; (ii) participants in any fee-based program or trust program sponsored by an affiliate of the Distributor which includes mutual funds as investment options and for which the Fund is an available option; (iii) certain participants in the MEDLEY Program (group variable annuity contracts) sponsored by an affiliate of the Distributor for whom Class Z shares of the Prudential Mutual Funds are an available investment option; (iv) Benefit Plans for which an affiliate of the Distributor serves as recordkeeper and that, as of September 20, 1996, (a) were Class Z shareholders of the Prudential Mutual Funds or (b) executed a letter of intent to purchase Class Z shares of the Prudential Mutual Funds; (v) current and former Directors/Trustees of the Prudential Mutual Funds (including the Fund); (vi) employees of Prudential and/or Prudential Securities who participate in an employer-sponsored employee savings plan and (vii) Prudential with an investment of $10 million or more. After a Benefit Plan qualifies to purchase Class Z shares, all subsequent purchases will be for Class Z shares.

  In connection with the sale of Class Z shares, the Manager, the Distributor or one of their affiliates may pay Dealers, financial advisers and other persons which distribute shares a finders' fee from its own resources, based on a percentage of the net asset value of shares sold by such persons.

HOW TO SELL YOUR SHARES

  YOU CAN REDEEM YOUR SHARES OF THE FUND AT ANY TIME FOR CASH AT THE NAV NEXT DETERMINED AFTER THE REDEMPTION REQUEST IS RECEIVED IN PROPER FORM (IN ACCORDANCE WITH PROCEDURES ESTABLISHED BY THE TRANSFER AGENT IN CONNECTION WITH INVESTORS' ACCOUNTS) BY THE TRANSFER AGENT, THE DISTRIBUTOR OR YOUR DEALER. SEE "HOW THE FUND VALUES ITS SHARES." In certain cases, however, redemption proceeds will be reduced by the amount of any applicable CDSC, as described in "Contingent Deferred Sales Charges" below. If you are redeeming your shares through a Dealer, your Dealer must receive your sell order before the Fund computes its NAV for that day (i.e., 4:15 p.m., New York time) in order to receive that day's NAV. Your Dealer will be responsible for furnishing all necessary documentation to the Distributor and may charge you for its services in connection with redeeming shares of the Fund.

  IF YOU HOLD SHARES OF THE FUND THROUGH PRUDENTIAL SECURITIES, YOU MUST REDEEM YOUR SHARES THROUGH PRUDENTIAL SECURITIES. PLEASE CONTACT YOUR PRUDENTIAL SECURITIES FINANCIAL ADVISOR.

  IF YOU HOLD SHARES IN NON-CERTIFICATE FORM, A WRITTEN REQUEST FOR REDEMPTION SIGNED BY YOU EXACTLY AS THE ACCOUNT IS REGISTERED IS REQUIRED. IF YOU HOLD CERTIFICATES, THE CERTIFICATES, SIGNED IN THE NAME(S) SHOWN ON THE FACE OF THE CERTIFICATES, MUST BE RECEIVED BY THE TRANSFER AGENT, THE DISTRIBUTOR OR YOUR DEALER IN ORDER FOR THE REDEMPTION REQUEST TO BE PROCESSED. IF REDEMPTION IS REQUESTED BY A CORPORATION, PARTNERSHIP, TRUST OR FIDUCIARY, WRITTEN EVIDENCE OF AUTHORITY ACCEPTABLE TO THE TRANSFER AGENT MUST BE SUBMITTED BEFORE SUCH REQUEST WILL BE ACCEPTED. All correspondence and documents concerning redemptions should be sent to the Fund in care of the Transfer Agent, Prudential Mutual Fund Services LLC, Attention: Redemption Services, P.O. Box 15010, New Brunswick, New Jersey 08906-5010, the Distributor or to your Dealer.

  If the proceeds of the redemption (a) exceed $50,000, (b) are to be paid to a person other than the record owner, (c) are to be sent to an address other than the address on the Transfer Agent's records, or (d) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed by an eligible guarantor institution. An eligible guarantor institution includes any bank, broker, dealer or credit union. The Transfer Agent reserves the right to request additional information from, and make reasonable inquiries of, any eligible guarantor institution. For clients of Prusec, a signature guarantee may be obtained from the agency or office manager of most Prudential Insurance and Financial Services or Preferred Services offices. In the case of redemptions from a PruArray or Smart Path Plan, if the proceeds of the redemption are invested in another investment option of the plan, in the name of the record holder and at the same address as reflected in the Transfer Agent's records, a signature guarantee is not required.

  PAYMENT FOR SHARES PRESENTED FOR REDEMPTION WILL BE MADE BY CHECK WITHIN SEVEN DAYS AFTER RECEIPT BY THE TRANSFER AGENT, THE DISTRIBUTOR OR YOUR DEALER OF THE CERTIFICATE AND/OR WRITTEN REQUEST, EXCEPT AS INDICATED BELOW. IF YOU HOLD SHARES THROUGH A DEALER, PAYMENT FOR SHARES PRESENTED FOR REDEMPTION WILL BE CREDITED TO YOUR ACCOUNT AT YOUR DEALER, UNLESS YOU INDICATE OTHERWISE. Such payment may be postponed or the right of redemption suspended at times
(a) when the New York Stock Exchange is closed for other than customary weekends and holidays, (b) when trading on such Exchange is restricted, (c) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or
(d) during any other period when the Commission, by order, so permits; provided that applicable rules and regulations of the Commission shall govern as to whether the conditions prescribed in (b), (c) or (d) exist.

  PAYMENT FOR REDEMPTION OF RECENTLY PURCHASED SHARES WILL BE DELAYED UNTIL THE FUND OR ITS TRANSFER AGENT HAS BEEN ADVISED THAT THE PURCHASE CHECK HAS BEEN HONORED, WHICH MAY TAKE UP TO 10 CALENDAR DAYS FROM THE TIME OF RECEIPT OF THE PURCHASE CHECK BY THE TRANSFER AGENT. SUCH DELAY MAY BE AVOIDED BY PURCHASING SHARES BY WIRE OR BY CERTIFIED OR CASHIER'S CHECK.

  REDEMPTION IN KIND. If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the investment portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the Commission. Securities will be readily marketable and will be valued in the same manner as a regular redemption. See "How the Fund Values its Shares." If your shares are redeemed in kind, you will incur transaction costs in converting the assets into cash. The Fund, however, has elected to be governed by Rule 18f-1 under the Investment Company Act, under which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder.

  INVOLUNTARY REDEMPTION. In order to reduce expenses of the Fund, the Board of Directors may redeem all of the shares of any shareholder, other than a shareholder which is an IRA or other tax-deferred retirement plan, whose account has a NAV of less than $500 due to a redemption. The Fund will give such shareholders 60 days' prior written notice in which to purchase sufficient additional shares to avoid such redemption. No CDSC will be imposed on any such involuntary redemption.

  90-DAY REPURCHASE PRIVILEGE. If you redeem your shares and have not previously exercised the repurchase privilege, you may reinvest any portion or all of the proceeds of such redemption in shares of the Fund at the NAV next determined after the order is received, which must be within 90 days after the date of the redemption. Any CDSC paid in connection with such redemption will be credited (in shares) to your account. (If less than a full repurchase is made, the credit will be on a pro rata basis.) You must notify the Transfer Agent, either directly or through the Distributor or your Dealer, at the time the repurchase privilege is exercised to adjust your account for the CDSC you previously paid. Thereafter, any redemptions will be subject to the CDSC applicable at the time of the redemption. See "Contingent Deferred Sales Charges" below. Exercise of the repurchase privilege will generally not affect the federal tax treatment of any gain realized upon redemption. However, if the redemption was made within a 30 day period of the repurchase and if the redemption resulted in a loss, some or all of the loss, depending on the amount reinvested, may not be allowed for federal income tax purposes. For more information on the rule which disallows a loss or the sale or exchange of shares of the Fund which are replaced, see "Taxes, Dividends and Distributions."

  CONTINGENT DEFERRED SALES CHARGES

  Redemptions of Class B shares will be subject to a contingent deferred sales charge or CDSC declining from 5% to zero over a six-year period. Class C shares redeemed within one year of purchase will be subject to a 1% CDSC. The CDSC will be deducted from the redemption proceeds and reduce the amount paid to you. The CDSC will be imposed on any redemption by you which reduces the current value of your Class B or Class C shares of the Fund to an amount which is lower than the amount of all payments by you for shares during the preceding six years, in the case of Class B shares, and one year, in the case of Class C shares. A CDSC will be applied on the lesser of the original purchase price or the current value of the shares being redeemed. Increases in the value of your shares or shares acquired through reinvestment of dividends or distributions are not subject to a CDSC. The amount of any contingent deferred sales charge will be paid to and retained by the Distributor. See "How the Fund is Managed--Distributor" and "Waiver of Contingent Deferred Sales Charges--Class B Shares" below.

  The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of shares, all payments during a month will be aggregated and deemed to have been made on the last day of the month. The CDSC will be calculated from the first day of the month after the initial purchase, excluding the time shares were held in a money market fund. See "How to Exchange Your Shares" below.

  The following table sets forth the rates of the CDSC applicable to redemptions of Class B shares:

        YEAR SINCE         CONTINGENT DEFERRED SALES CHARGE
        PURCHASE          AS A PERCENTAGE OF DOLLARS INVESTED
        PAYMENT MADE            OR REDEMPTION PROCEEDS
        ------------      -----------------------------------
        First................            5.0%
        Second...............            4.0%
        Third................            3.0%
        Fourth...............            2.0%
        Fifth................            1.0%
        Sixth................            1.0%
        Seventh..............            None

  In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results generally in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in NAV above the total amount of payments for the purchase of Fund shares made during the preceding six years; then of amounts representing the cost of shares held beyond the applicable CDSC period; and finally, of amounts representing the cost of shares held for the longest period of time within the applicable CDSC period.

  For example, assume you purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, you acquired 5 additional Class B shares through dividend reinvestment. During the second year after the purchase you decided to redeem $500 of your investment. Assuming at the time of the redemption the NAV had appreciated to $12 per share, the value of your Class B shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the value of the reinvested dividend shares and the amount which represents appreciation ($260). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4% (the applicable rate in the second year after purchase) for a total CDSC of $9.60.

  For federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount recognized on the redemption of shares.

  WAIVER OF THE CONTINGENT DEFERRED SALES CHARGES--CLASS B SHARES. The CDSC will be waived in the case of a redemption following the death or disability of a shareholder or, in the case of a trust account, following the death or disability of the grantor. The waiver is available for total or partial redemptions of shares owned by a person, either individually or in joint tenancy (with rights of survivorship), or a trust, at the time of death or initial determination of disability, provided that the shares were purchased prior to death or disability.

  The CDSC will also be waived in the case of a total or partial redemption in connection with certain distributions made without penalty under the Internal Revenue Code from a tax-deferred retirement plan, an IRA or a Section 403(b) custodial account. These distributions are: (i) in the case of a tax-deferred retirement plan, a lump-sum or other distribution after retirement; (ii) in the case of an IRA (including a Roth IRA), a lump-sum or other distribution after attaining age 59 1/2 or a periodic distribution based on life expectancy; (iii) in the case of a Section 403(b) custodial account, a lump sum or other distribution after attaining age 59 1/2 and (iv) a tax-free return of an excess contribution or plan distributions following the death or disability of the shareholder, provided that the shares were purchased prior to death or disability. The waiver does not apply in the case of a tax-free rollover or transfer of assets, other than one following a separation from service (i.e., following voluntary or involuntary termination of employment or following retirement). Under no circumstances will the CDSC be waived on redemptions resulting from the termination of a tax-deferred retirement plan, unless such redemptions otherwise qualify for a waiver as described above. In the case of Direct Account and Prudential Securities or Subsidiary Prototype Benefit Plans, the CDSC will be waived on redemptions which represent borrowings from such plans. Shares purchased with amounts used to repay a loan from such plans on which a CDSC was not previously deducted will thereafter be subject to a CDSC without regard to the time such amounts were previously invested. In the case of a 401(k) plan, the CDSC will also be waived upon the redemption of shares purchased with amounts used to repay loans made from the account to the participant and from which a CDSC was previously deducted. In addition, the CDSC will be waived on redemptions of shares held by a Director of the Fund.

  Systematic Withdrawal Plan. The CDSC will be waived (or reduced) on certain redemptions from a Systematic Withdrawal Plan. On an annual basis, up to 12% of the total dollar amount subject to the CDSC may be redeemed without charge. The Transfer Agent will calculate the total amount available for this waiver annually on the anniversary date of your purchase or, for shares purchased prior to March 1, 1997, on March 1 of the current year. The CDSC will be waived (or reduced) on redemptions until this threshold 12% amount is reached.

  You must notify the Transfer Agent either directly or through your Dealer, at the time of redemption, that you are entitled to waiver of the CDSC and provide the Transfer Agent with such supporting documentation as it may deem appropriate. The waiver will be granted subject to confirmation of your entitlement. See "Purchase and Redemption of Fund Shares--Waiver of the Contingent Deferred Sales Charge--Class B Shares" in the Statement of Additional Information.

  A quantity discount may apply to redemptions of Class B shares purchased prior to August 1, 1994. See "Purchase and Redemption of Fund Shares--Quantity Discount--Class B Shares Purchased Prior to August 1, 1994" in the Statement of Additional Information.

  WAIVER OF THE CONTINGENT DEFERRED SALES CHARGES--CLASS C SHARES

  PruArray or SmartPath Plans. The CDSC will be waived on redemptions from qualified and non-qualified retirement and deferred compensation plans that participate in the PruArray and SmartPath Programs.

CONVERSION FEATURE--CLASS B SHARES

  Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Conversions will be effected at relative NAV without the imposition of any additional sales charge.

  Since the Fund tracks amounts paid rather than the number of shares bought on each purchase of Class B shares, the number of Class B shares eligible to convert to Class A shares (excluding shares acquired through the automatic reinvestment of dividends and other distributions) (the Eligible Shares) will be determined on each conversion date in accordance with the following formula: (i) the ratio of (a) the amounts paid for Class B shares purchased at least seven years prior to the conversion date to (b) the total amount paid for all Class B shares purchased and then held in your account (ii) multiplied by the total number of Class B shares purchased and then held in your account. Each time any Eligible Shares in your account convert to Class A shares, all shares or amounts representing Class B shares then in your account that were acquired through the automatic reinvestment of dividends and other distributions will convert to Class A shares.

  For purposes of determining the number of Eligible Shares, if the Class B shares in your account on any conversion date are the result of multiple purchases at different NAV's per share, the number of Eligible Shares calculated as described above will generally be either more or less than the number of shares actually purchased approximately seven years before such conversion date. For example, if 100 shares were initially purchased at $10 per share (for a total of $1,000) and a second purchase of 100 shares was subsequently made at $11 per share (for a total of $1,100), 95.24 shares would convert approximately seven years from the initial purchase (i.e., $1,000 divided by $2,100 (47.62%) multiplied by 200 shares equals 95.24 shares). The Manager reserves the right to modify the formula for determining the number of Eligible Shares in the future as it deems appropriate on notice to shareholders.

  Since annual distribution-related fees are lower for Class A shares than Class B shares, the per share NAV of the Class A shares may be higher than that of the Class B shares at the time of conversion. Thus, although the aggregate dollar value will be the same, you may receive fewer Class A shares than Class B shares converted. See "How the Fund Values its Shares."

  For purposes of calculating the applicable holding period for conversions, all payments for Class B shares during a month will be deemed to have been made on the last day of the month, or for Class B shares acquired through exchange, or a series of exchanges, on the last day of the month in which the original payment for purchases of such Class B shares was made. For Class B shares previously exchanged for shares of a money market fund, the time period during which such shares were held in the money market fund will be excluded. For example, Class B shares held in a money market fund for one year will not convert to Class A shares until approximately eight years from purchase. For purposes of measuring the time period during which shares are held in a money market fund, exchanges will be deemed to have been made on the last day of the month. Class B shares acquired through exchange will convert to Class A shares after expiration of the conversion period applicable to the original purchase of such shares.

  The conversion feature may be subject to the continuing availability of opinions of counsel or rulings of the Internal Revenue Service (i) that the dividends and other distributions paid on Class A, Class B, Class C and Class Z shares will not constitute preferential dividends under the Internal Revenue Code and (ii) that the conversion of shares does not constitute a taxable event. The conversion of Class B shares into Class A shares may be suspended if such opinions or rulings are no longer available. If conversions are suspended, Class B shares of the Fund will continue to be subject, possibly indefinitely, to their higher annual distribution and service fee.

HOW TO EXCHANGE YOUR SHARES

  AS A SHAREHOLDER OF THE FUND, YOU HAVE AN EXCHANGE PRIVILEGE WITH CERTAIN OTHER PRUDENTIAL MUTUAL FUNDS (THE EXCHANGE PRIVILEGE), INCLUDING ONE OR MORE SPECIFIED MONEY MARKET FUNDS, SUBJECT TO THE MINIMUM INVESTMENT REQUIREMENTS OF SUCH FUNDS. CLASS A, CLASS B, CLASS C AND CLASS Z SHARES MAY BE EXCHANGED FOR CLASS A, CLASS B,

CLASS C AND CLASS Z SHARES, RESPECTIVELY, OF ANOTHER FUND ON THE BASIS OF THE RELATIVE NAV. No sales charge will be imposed at the time of the exchange. Any applicable CDSC payable upon the redemption of shares exchanged will be calculated from the first day of the month after the initial purchase excluding the time shares were held in a money market fund. Class B and Class C shares may not be exchanged into money market funds other than Prudential Special Money Market Fund, Inc. For purposes of calculating the holding period applicable to the Class B conversion feature, the time period during which Class B shares were held in a money market fund will be excluded. See "Conversion Feature--Class B Shares" above. An exchange will be treated as a redemption and purchase for tax purposes. See "Shareholder Investment Account--Exchange Privilege" in the Statement of Additional Information.

  IN ORDER TO EXCHANGE SHARES BY TELEPHONE, YOU MUST AUTHORIZE TELEPHONE EXCHANGES ON YOUR INITIAL APPLICATION FORM AND HOLD SHARES IN NON-CERTIFICATE FORM. Thereafter, you may call the Fund at (800) 225-1852 to execute a telephone exchange of shares, on weekdays, except holidays, between the hours of 8:00 A.M. and 6:00 P.M., New York time. For your protection and to prevent fraudulent exchanges, your telephone call will be recorded and you will be asked to provide your personal identification number. A written confirmation of the exchange transaction will be sent to you. NEITHER THE FUND NOR ITS AGENTS WILL BE LIABLE FOR ANY LOSS, LIABILITY OR COST WHICH RESULTS FROM ACTING UPON INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE UNDER THE FOREGOING PROCEDURES. All exchanges will be made on the basis of the relative NAV of the two funds next determined after the request is received in good order.

  IF YOU HOLD SHARES THROUGH PRUDENTIAL SECURITIES, YOU MUST EXCHANGE YOUR SHARES BY CONTACTING YOUR PRUDENTIAL SECURITIES FINANCIAL ADVISOR.

  IF YOU HOLD CERTIFICATES, THE CERTIFICATES, SIGNED IN THE NAME(S) SHOWN ON THE FACE OF THE CERTIFICATES, MUST BE RETURNED IN ORDER FOR THE SHARES TO BE EXCHANGED. SEE "HOW TO SELL YOUR SHARES" ABOVE.

  You may also exchange shares by mail by writing to Prudential Mutual Fund Services LLC, Attention: Exchange Processing, P.O. Box 15010, New Brunswick, New Jersey 08906-5010.

  IN PERIODS OF SEVERE MARKET OR ECONOMIC CONDITIONS THE TELEPHONE EXCHANGE OF SHARES MAY BE DIFFICULT TO IMPLEMENT AND SHAREHOLDERS SHOULD MAKE EXCHANGES BY MAIL BY WRITING TO PRUDENTIAL MUTUAL FUND SERVICES, INC. AT THE ADDRESS NOTED ABOVE.

  SPECIAL EXCHANGE PRIVILEGES. A special exchange privilege is available for shareholders who qualify to purchase Class A shares at NAV. (see "Alternative Purchase Plan--Class A Shares--Reduction and Waiver of Initial Sales Charges" above) and for shareholders who qualify to purchase Class Z shares (see "Alternative Purchase Plan--Class Z Shares" above). Under this exchange privilege, amounts representing any Class B and Class C shares (which are not subject to a CDSC) held in the account of a shareholder who qualifies to purchase Class A shares at NAV will be automatically exchanged for Class A shares on a quarterly basis, unless the shareholder elects otherwise. Similarly, shareholders who qualify to purchase Class Z shares will have their Class B and Class C shares which are not subject to a CDSC and their Class A shares exchanged for Class Z shares on a quarterly basis. Eligibility for this exchange privilege will be calculated on the business day prior to the date of the exchange. Amounts representing Class B or Class C shares which are not subject to a CDSC include the following: (1) amounts representing Class B or Class C shares acquired pursuant to the automatic reinvestment of dividends and distributions, (2) amounts representing the increase in the net asset value above the total amount of payments for the purchase of Class B or Class C shares and (3) amounts representing Class B or Class C shares held beyond the applicable CDSC period. Class B and Class C shareholders must notify the Transfer Agent either directly or through Prudential Securities or Prusec or another Dealer that they are eligible for this special exchange privilege.

  Participants in any fee-based program for which the Fund is an available option will have their Class A shares, if any, exchanged for Class Z shares when they elect to have those assets become a part of the fee-based program. Upon leaving the program (whether voluntarily or not), such Class Z shares (and, to the extent provided for in the program, Class Z shares acquired through participation in the program) will be exchanged for Class A shares at NAV.

  The Fund reserves the right to reject any exchange order including exchanges (and market timing transactions) which are of a size and/or frequency engaged in by one or more accounts acting in concert or otherwise, that have or may have an adverse effect on the ability of the Subadviser to manage the portfolio. The determination that such exchanges or activity may have an adverse effect and the determination to reject any exchange order shall be in the discretion of the Manager and the Subadviser.

  The Exchange Privilege is not a right and may be suspended, modified or terminated on 60 days' notice to shareholders.

  FREQUENT TRADING. The Fund and the other Prudential Mutual Funds are not intended to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Due to the disruptive effect that market timing investment strategies and excessive trading can have on efficient portfolio management, the Fund reserves the right to refuse purchase orders and exchanges by any person, group or commonly controlled accounts, if, in the Manager's sole judgment, such person, group or accounts were following a market timing strategy or were otherwise engaging in excessive trading (Market Timers).

  To implement this authority to protect the Fund and its shareholders from excessive trading, the Fund will reject all exchanges and purchases from a Market Timer unless the Market Timer has entered into a written agreement with the Fund or its affiliates pursuant to which the Market Timer has agreed to abide by certain procedures, which include a daily dollar limit on trading. The Fund may notify the Market Timer of rejection of an exchange or purchase order subsequent to the day on which the order was placed.

SHAREHOLDER SERVICES

  In addition to the Exchange Privilege, as a shareholder of the Fund, you can take advantage of the following services and privileges:

  . AUTOMATIC REINVESTMENT OF DIVIDENDS AND/OR DISTRIBUTIONS WITHOUT A SALES CHARGE. For your convenience, all dividends and distributions are automatically reinvested in full and fractional shares of the Fund at NAV without a sales charge. You may direct the Transfer Agent in writing not less than 5 full business days prior to the record date to have subsequent dividends and/or distributions sent in cash rather than reinvested. If you hold shares through your Dealer, you should contact your Dealer.

  . AUTOMATIC SAVINGS ACCUMULATION PLAN (ASAP). Under ASAP you may make regular purchases of the Fund's shares in amounts as little as $50 via an automatic debit to a bank account or brokerage account (including a Command Account). For additional information about this service, you may contact the Distributor, your Dealer or the Transfer Agent directly.

  . TAX-DEFERRED RETIREMENT PLANS. Various tax-deferred retirement plans, including a 401(k) plan, self-directed individual retirement accounts and "tax-sheltered accounts" under Section 403(b)(7) of the Internal Revenue Code are available through the Distributor. These plans are for use by both self-employed individuals and corporate employers. These plans permit either self-direction of accounts by participants or a pooled account arrangement. Information regarding the establishment of these plans, the administration, custodial fees and other details is available from the Distributor, your Dealer or the Transfer Agent. If you are considering adopting such a plan, you should consult with your own legal or tax adviser with respect to the establishment and maintenance of such a plan.

  . SYSTEMATIC WITHDRAWAL PLAN. A systematic withdrawal plan is available to shareholders which provides for monthly or quarterly checks. Withdrawals of Class B and Class C shares may be subject to a CDSC. See "How to Sell Your Shares--Contingent Deferred Sales Charges."

  . REPORTS TO SHAREHOLDERS. The Fund will send you annual and semi-annual reports. The financial statements appearing in annual reports are audited by independent accountants. In order to reduce duplicate mailing and printing expenses, the Fund will provide one annual and semi-annual shareholder report and annual prospectus per household. You may request additional copies of such reports by calling (800) 225-1852 or by writing to the Fund at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077. In addition, monthly unaudited financial data is available upon request from the Fund.

  . SHAREHOLDER INQUIRIES. Inquiries should be addressed to the Fund at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, or by telephone, at (800) 225-1852 (toll-free) or, from outside the U.S.A., at
(732) 417-7555 (collect).

  For additional information regarding the services and privileges described above, see "Shareholder Investment Account" in the Statement of Additional Information.

                       THE PRUDENTIAL MUTUAL FUND FAMILY

  Prudential offers a broad range of mutual funds designed to meet your individual needs. We welcome you to review the investment options available through our family of funds. For more information on the Prudential Mutual Funds, including charges and expenses, contact your Prudential Securities financial adviser or Prusec representative or telephone the Fund at (800) 225-1852 for a free prospectus. Read the prospectus carefully before you invest or send money.









   TAXABLE BOND FUNDS

Prudential Diversified Bond Fund, Inc.
Prudential Government Income Fund, Inc.
Prudential Government Securities Trust
  Short-Intermediate Term Series
Prudential High Yield Fund, Inc.

Prudential High Yield Total Return Fund, Inc.
Prudential Mortgage Income Fund, Inc.
Prudential Structured Maturity Fund, Inc.
  Income Portfolio

     TAX-EXEMPT BOND
          FUNDS

Prudential California Municipal Fund
  California Series
  California Income Series
Prudential Municipal Bond Fund

  High Income Series
  Insured Series
  Intermediate Series
Prudential Municipal Series Fund
  Florida Series
  Maryland Series
  Massachusetts Series
  Michigan Series
  New Jersey Series
  New York Series
  North Carolina Series
  Ohio Series
  Pennsylvania Series
Prudential National Municipals Fund, Inc.

      GLOBAL FUNDS

Prudential Developing Markets Fund

  Prudential Developing Markets Equity Fund

  Prudential Latin America Equity Fund
Prudential Europe Growth Fund, Inc.
Prudential Global Genesis Fund, Inc.
Prudential Global Limited Maturity Fund, Inc.
  Limited Maturity Portfolio
Prudential Intermediate Global Income Fund, Inc.

Prudential International Bond Fund, Inc.
Prudential Natural Resources Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
  Global Series
  International Stock Series

The Global Total Return Fund, Inc.
Global Utility Fund, Inc.


     EQUITY FUNDS

Prudential Balanced Fund
Prudential Distressed Securities Fund, Inc.

Prudential Emerging Growth Fund, Inc.
Prudential Equity Fund, Inc.
Prudential Equity Income Fund

Prudential Index Series Fund

  Prudential Bond Market Index Fund

  Prudential Europe Index Fund

  Prudential Pacific Index Fund

  Prudential Small-Cap Index Fund

  Prudential Stock Index Fund

The Prudential Investment Portfolios, Inc.

  Prudential Active Balanced Fund
  Prudential Jennison Growth Fund
  Prudential Jennison Growth & Income Fund

Prudential Mid-Cap Value Fund

Prudential Real Estate Securities Fund

Prudential Small-Cap Quantum Fund, Inc.
Prudential Small Company Value Fund, Inc.
Prudential Utility Fund, Inc.
Nicholas-Applegate Fund, Inc.
  Nicholas-Applegate Growth Equity Fund

Prudential 20/20 Focus Fund

  MONEY MARKET FUNDS

 . Taxable Money Market Funds

Cash Accumulation Trust

  Liquid Assets Fund

  National Money Market Fund
Prudential Government Securities Trust
  Money Market Series
  U.S. Treasury Money Market Series
Prudential Special Money Market Fund, Inc.
  Money Market Series
Prudential MoneyMart Assets, Inc.
 . Tax-Free Money Market Funds
Prudential Tax-Free Money Fund, Inc.
Prudential California Municipal Fund
  California Money Market Series
Prudential Municipal Series Fund
  Connecticut Money Market Series
  Massachusetts Money Market Series
  New Jersey Money Market Series
  New York Money Market Series
 . Command Funds
Command Money Fund
Command Government Fund
Command Tax-Free Fund
 . Institutional Money Market Funds
Prudential Institutional Liquidity Portfolio, Inc.
  Institutional Money Market Series

No dealer, sales representative or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained herein, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer by the Fund or by the Distributor to sell, or a solicita-tion of any offer to buy any of the securities offered hereby in any jurisdic-tion to any person to whom it is unlawful to make such offer in such jurisdiction.
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
FUND HIGHLIGHTS...........................................................   2
 What are the Fund's Risk Factors and Special Characteristics?............   2
FUND EXPENSES.............................................................   5
FINANCIAL HIGHLIGHTS......................................................   6
HOW THE FUND INVESTS......................................................  10
 Investment Objective and Policies........................................  10
 Risk Factors and Special Considerations of Investing in Foreign Securi-
   ties...................................................................  12
 Hedging and Return Enhancement Strategies................................  13
 Other Investments and Policies...........................................  15
 Investment Restrictions..................................................  16
HOW THE FUND IS MANAGED...................................................  16
 Manager..................................................................  16
 Distributor..............................................................  17
 Fee Waivers and Subsidy..................................................  19
 Portfolio Transactions...................................................  19
 Custodian and Transfer and Dividend Disbursing Agent.....................  19
 Year 2000................................................................  19
HOW THE FUND VALUES ITS SHARES............................................  19
HOW THE FUND CALCULATES PERFORMANCE.......................................  20
TAXES, DIVIDENDS AND DISTRIBUTIONS........................................  20
GENERAL INFORMATION.......................................................  22
 Description of Common Stock..............................................  22
 Additional Information...................................................  23
SHAREHOLDER GUIDE.........................................................  23
 How to Buy Shares of the Fund............................................  23
 Alternative Purchase Plan................................................  25
 How to Sell Your Shares..................................................  29
 Conversion Feature--Class B Shares.......................................  33
 How to Exchange Your Shares..............................................  33
 Shareholder Services.....................................................  35
THE PRUDENTIAL MUTUAL FUND FAMILY......................................... A-1

--------------------------------------------------------------------------------

MF136A

             Class A: 744333105
             Class B: 744333204
CUSIP Nos.:  Class C: 744333303
             Class Z: 744333402

                     PRUDENTIAL GLOBAL GENESIS FUND, INC.

                      Statement of Additional Information

                           dated July 31, 1998

  Prudential Global Genesis Fund, Inc. (the Fund) is an open-end, diversified, management investment company. Its investment objective is long-term growth of capital. It seeks to achieve this objective by investing primarily in common stock, common stock equivalents and other equity related securities of smaller foreign and domestic companies, including preferred stock, rights, warrants and debt securities or preferred stock which are convertible or exchangeable for common stock or preferred stock and master limited partnerships, among others. Smaller companies are those with market capitalizations of less than $1.5 billion, measured at the time of initial purchase. Under normal circumstances, the Fund intends to invest at least 65% of its total assets in such securities. The Fund may also invest in equity related securities of other companies and debt securities, engage in various derivative transactions, including options on equity securities, financial indices, foreign currencies and futures contracts on foreign currencies and may purchase and sell futures contracts on foreign currencies, groups of currencies and financial indices to hedge its portfolio and attempt to enhance return. There can be no assurance that the Fund's investment objective will be achieved. See "Investment Objective and Policies."

  The Fund's address is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, and its telephone number is (800) 225-1852.


  This Statement of Additional Information is not a prospectus and should be read in conjunction with the Fund's Prospectus dated July 31, 1998, a copy of which may be obtained from the Fund upon request.

                               TABLE OF CONTENTS

                                                                 CROSS-REFERENCE
                                                                   TO PAGE IN
                                                           PAGE    PROSPECTUS
                                                           ----- ---------------
Investment Objective and Policies........................  B-2          10
Investment Restrictions..................................  B-11         16
Directors and Officers...................................  B-12         16
Manager..................................................  B-15         16
Distributor..............................................  B-17         17
Portfolio Transactions and Brokerage.....................  B-18         19
Purchase and Redemption of Fund Shares...................  B-20         24
Shareholder Investment Account...........................  B-23         35
Net Asset Value..........................................  B-27         19
Taxes, Dividends and Distributions.......................  B-27         20
Performance Information..................................  B-30         20
Custodian, Transfer and Dividend Disbursing Agent and In-
 dependent Accountants...................................  B-32         19
Financial Statements.....................................  B-33        --
Report of Independent Accountants........................  B-49        --
Appendix I--Description of Security Ratings..............  I-1         --
Appendix II--General Investment Information..............  II-1        --
Appendix III--Historical Performance Data................  III-1       --
Appendix IV--Information Relating to Prudential..........  IV-1        --


-------------------------------------------------------------------------------

MF136B

                       INVESTMENT OBJECTIVE AND POLICIES

  The Fund's investment objective is long-term growth of capital. It seeks to achieve this investment objective by investing primarily in common stock, common stock equivalents and other equity related securities of smaller foreign and domestic companies, including preferred stock, rights, warrants and debt securities or preferred stock which are convertible or exchangeable for common stock or preferred stock and master limited partnerships, among others. Smaller companies are those with market capitalizations of less than $1.5 billion, measured at the time of initial purchase. There can be no assurance that the Fund's investment objective will be achieved. See "How the Fund Invests--Investment Objective and Policies" in the Prospectus.

PORTFOLIO STRATEGY

  The Prudential Investment Corporation, doing business as Prudential Investments (PI), has regional investment teams based in Japan, North America, and Southeast Asia, and PRICOA Asset Management Ltd. (PRICOA and collectively with PI, the investment adviser or the Subadviser) has an investment team based in Europe. The investment approach heavily emphasizes independent, local research on high-quality companies; 32 investment professionals around the world are focused full-time on this effort, primarily on small capitalization companies but also on large capitalization companies in emerging markets and elsewhere. The regional investment teams perform intensive research on investment candidates, speak directly with management teams, and make timely buy and sell decisions. In addition, the regional investment teams utilize a disciplined selection system to help portfolio managers navigate successfully in markets characterized by significant earnings and price volatilities. By capitalizing on the superior growth rate of emerging market companies and less efficient stock markets in which they are traded, the subadviser seeks to earn returns in excess of those achievable in the U.S. large capitalization stock market over a three-to-five-year market cycle.

OPTIONS TRANSACTIONS

  OPTIONS ON EQUITY SECURITIES. The Fund intends to purchase and write (i.e., sell) put and call options that are traded on U.S. or foreign securities exchanges or that are listed on NASDAQ or that are traded over-the-counter. A call option is a short-term contract (having a duration of nine months or less) pursuant to which the purchaser, in return for a premium paid, has the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. A put option is a similar contract which gives the purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security upon exercise at the exercise price. The Fund will write put options only when the investment adviser desires to invest in the underlying security.

  A call option written by the Fund is "covered" if the Fund owns the security underlying the option or has an absolute and immediate right to acquire that security without additional consideration (or for additional consideration held in a segregated account by its Custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds on a share-for-share basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is segregated in cash or other liquid, unencumbered assets, marked-to-market daily. A put option written by the Fund is "covered" if the Fund segregates cash or other liquid, unencumbered assets, marked to market daily, with a value equal to the exercise price, or else holds on a share-for-share basis a put of the same security as the put written if the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

  If the writer of an option wishes to terminate the obligation, he or she may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be cancelled by the clearing corporation. However, a writer may not effect a closing purchase transaction after he or she has been notified of the exercise of an option. Similarly, an investor who is the holder of an option may liquidate his or her position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. To secure the obligation to deliver the underlying security in the case of a call option, the writer of the option is generally required to pledge for the benefit of the broker the underlying security or other assets in accordance with the rules of the relevant exchange or clearinghouse, such as The Options Clearing Corporation (OCC), an institution created to interpose itself between buyers and sellers of options in the United States. Technically, the clearinghouse assumes the other side of every purchase and sale transaction on an exchange and, by doing so, guarantees the transaction.

  The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

  The Fund may also purchase a "protective put," i.e., a put option acquired for the purpose of protecting a portfolio security from a decline in market value. In exchange for the premium paid for the put option, the Fund acquires the right to sell the underlying security at the exercise price of the put regardless of the extent to which the underlying security declines in value. The loss to the Fund is limited to the premium paid for, and transaction costs in connection with, the put plus the initial excess, if any, of the market price of the underlying security over the exercise price. However, if the market price of the security underlying the put rises, the profit the Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount (net of transaction costs) for which the put may be sold. Similar principles apply to the purchase of puts on stock indices, as described below.

  OPTIONS ON SECURITIES INDICES. In addition to options on equity securities, the Fund may also purchase and sell put and call options on securities indices traded on securities exchanges, listed on NASDAQ or traded in the over-the-counter markets. Options on securities indices are similar to options on securities except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option, expressed in dollars times a specified multiple (the multiplier). The writer of the option is obligated, in return for the premium received, to make delivery of this amount. All settlements are in cash, and gain or loss depends on price movements in the securities market generally (or in a particular industry or segment of the market) rather than price movements in individual securities.

  The multiplier for an index option performs a function similar to the unit of trading for a securities option. It determines the total dollar value per contract of each point in the difference between the exercise price of an option and the current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100. Options on different indices may have different multipliers.

  Because exercises of index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. In addition, unless the Fund has other liquid assets which are sufficient to satisfy the exercise of a call, the Fund would be required to liquidate portfolio securities or borrow in order to satisfy the exercise.

  Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether the Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of security prices in the securities market generally or in an industry or market segment rather than movements in the price of a particular security. Accordingly, successful use by the Fund of options on indices would be subject to the investment adviser's ability to predict correctly movements in the direction of the securities market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual securities. The investment adviser currently uses such techniques in conjunction with the management of other mutual funds.

RISKS OF TRANSACTIONS IN OPTIONS

  An option position may be closed out only on an exchange, board of trade or other trading facility which provides a secondary market for an option of the same series. Although the Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or otherwise may exist. In such event it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of call options and upon the subsequent disposition of underlying securities acquired through the exercise of call options or upon the purchase of underlying securities for the exercise of put options. If the Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

  Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders. The Fund intends to purchase and sell only those options which are cleared by clearinghouses whose facilities are considered to be adequate to handle the volume of options transactions.

RISKS OF OPTIONS ON INDICES

  The Fund's purchase and sale of options on indices will be subject to risks described above under "Risks of Transactions in Options." In addition, the distinctive characteristics of options on indices create certain risks that are not present with options on individual securities.

  Index prices may be distorted if trading of certain securities included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of securities included in the index. If this occurred, the Fund would not be able to close out options which it had purchased or written and, if restrictions on exercise were imposed, may be unable to exercise an option it holds, which could result in substantial losses to the Fund. It is the Fund's policy to purchase or write options only on indices which include a number of securities sufficient to minimize the likelihood of a trading halt in the index.

  The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop in all index option contracts. The Fund will not purchase or sell any index option contract unless and until, in the investment adviser's opinion, the market for such options has developed sufficiently that the risk in connection with such transactions is no greater than the risk in connection with options on individual securities in the index.

  SPECIAL RISKS OF WRITING CALLS ON INDICES. Because exercises of index options are settled in cash, a call writer such as the Fund cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. However, the Fund will write call options on indices only under the circumstances described below under "Limitations on Purchase and Sale of Stock Options and Options on Securities Indices, Foreign Currencies and Futures Contracts on Foreign Currencies."

  Price movements in the Fund's portfolio probably will not correlate precisely with movements in the level of the index and, therefore, the Fund bears the risk that the price of the securities held by the Fund may not increase as much as the index. In such event, the Fund would bear a loss on the call which is not completely offset by movements in the price of the Fund's portfolio. It is also possible that the index may rise when the Fund's portfolio of securities does not rise. If this occurred, the Fund would experience a loss on the call which would not be offset by an increase in the value of its portfolio and might also experience a loss in its portfolio. However, because the value of a diversified portfolio will, over time, tend to move in the same direction as the market, movements in the value of the Fund in the opposite direction as the market would be likely to occur for only a short period or to a small degree.

  Unless the Fund has other liquid assets which are sufficient to satisfy the exercise of a call, the Fund would be required to liquidate portfolio securities in order to satisfy the exercise. Because an exercise must be settled within hours after receiving the notice of exercise, if the Fund fails to anticipate an exercise, it may have to borrow from a bank (in amounts not exceeding 20% of the Fund's total assets) pending settlement of the sale of securities in its portfolio and would incur interest charges thereon.

  When the Fund has written a call, there is also a risk that the market may decline between the time the Fund has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the Fund is able to sell securities in its portfolio. As with options on securities, the Fund will not learn that an index option has been exercised until the day following the exercise date but, unlike a call on a security where the Fund would be able to deliver the underlying securities in settlement, the Fund may have to sell part of its investment portfolio in order to make settlement in cash, and the price of such investments might decline before they can be sold. This timing risk makes certain strategies involving more than one option substantially more risky with index options than with options on securities. For example, even if an index call which the Fund has written is "covered" by an index call held by the Fund with the same strike price, the Fund will bear the risk that the level of the index may decline between the close of trading on the date the exercise notice is filed with the clearing corporation and the close of trading on the date the Fund exercises the call it holds or the time the Fund sells the call which, in either case, would occur no earlier than the day following the day the exercise notice was filed.

  If the Fund holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer. Although the Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

RISKS OF OPTIONS ON FOREIGN CURRENCIES

  Options on foreign currencies involve the currencies of two nations and therefore, developments in either or both countries can affect the values of options on foreign currencies. Risks include those described in the Prospectus under "How the Fund Invests--Investment Objective and Policies--Risk Factors and Special Considerations of Investing in Foreign Securities," including government actions affecting currency valuation and the movements of currencies from one country to another. The quantities of currency underlying option contracts represent odd lots in a market dominated by transactions between banks; this can mean extra transaction costs upon exercise. Option markets may be closed while round-the-clock interbank currency markets are open, and this can create price and rate discrepancies.

RISKS RELATED TO FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

  The Fund may enter into forward foreign currency exchange contracts in several circumstances. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Fund anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

  Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Fund may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The Fund does not intend to enter into such forward contracts to protect the value of its portfolio securities on a regular or continuous basis. The Fund will also not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the Manager and Subadviser believe that it is important to have the flexibility to enter into such forward contracts when they determine that the best interests of the Fund will thereby be served. If the Fund enters into a position hedging transaction, the transaction will be "covered" by the position being hedged or the Fund's Custodian or subcustodian will place cash, or other liquid assets in a segregated account of the Fund (less the value of the "covering" positions, if any) in an amount equal to the value of the Fund's total assets committed to the consummation of the given forward contract. The assets placed in the segregated account will be marked to market daily, and if the value declines, additional cash or securities will be placed in the account so that the value of the account will, at all times, equal the amount of the Fund's net commitment with respect to the forward contract.

  The Fund generally will not enter into a forward contract with a term of greater than one year. At the maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

  It is impossible to forecast with absolute precision the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

  If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. Should forward contract prices decline during the period between the Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward contract prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

  The Fund's dealings in forward foreign currency exchange contracts will be limited to the transactions described above. Of course, the Fund is not required to enter into such transactions with regard to its foreign currency-denominated securities. It also should be realized that this method of protecting the value of the Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities which are unrelated to exchange rates. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

  Although the Fund values its assets daily in terms of U.S. dollars, it does not intend physically to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS

  There are several risks in connection with the use of futures contracts as a hedging device. Due to the imperfect correlation between the price of futures contracts and movements in the currency or group of currencies, the price of a futures contract may move more or less than the price of the currencies being hedged. In the case of futures contracts on securities indices, the correlation between the price of the futures contract and the movements in the index may not be perfect. Therefore, a correct forecast of currency rates, market trends or international political trends by the investment adviser may still not result in a successful hedging transaction.

  Although the Fund will purchase or sell futures contracts only on exchanges where there appears to be an adequate secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular contract or at any particular time. Accordingly, there can be no assurance that it will be possible, at any particular time, to close a futures position. In the event the Fund could not close a futures position and the value of such position declined, the Fund would be required to continue to make daily cash payments of variation margin. There is no guarantee that the price movements of the portfolio securities denominated in foreign currencies will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract. Currently, futures contracts are available on various foreign currencies, including the Australian Dollar, British Pound, Canadian Dollar, Japanese Yen, Swiss Franc, German Mark and Eurodollars. Futures contracts are also available on the S&P 500 Stock Index, the NYSE Composite Index, the Major Market Index and other global indices.

  Under regulations of the Commodity Exchange Act, investment companies registered under the Investment Company Act of 1940, as amended (the Investment Company Act), are exempt from the definition of "commodity pool operator," subject to compliance with certain conditions. The exemption is conditioned upon the Fund's purchasing and selling futures contracts and options thereon for bona fide hedging transactions, except that the Fund may purchase and sell futures contracts and options thereon for any other purpose to the extent that the aggregate initial margin and option premiums do not exceed 5% of the liquidation value of the Fund's total assets. The Fund will use currency futures and options on futures or commodity options contracts in a manner consistent with these requirements.

  Successful use of futures contracts by the Fund is also subject to the ability of the Fund's investment adviser to predict correctly movements in the direction of markets and other factors affecting currencies or the stock market generally. For example, if the Fund has hedged against the possibility of an increase in currency rates which would adversely affect the price of securities in its portfolio and the price of such securities increases instead, the Fund will lose part or all of the benefit of the increased value of its securities because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash to meet daily variation margin requirements, it may need to sell securities to meet such requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it is disadvantageous to do so.

  The hours of trading of futures contracts may not conform to the hours during which the Fund may trade the underlying securities. To the extent that the futures markets close before the securities markets, significant price and rate movements can take place in the securities markets that cannot be reflected in the futures markets.

OPTIONS ON FUTURES CONTRACTS

  An option on a futures contract gives the purchaser the right, but not the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. Currently options can be purchased or written with respect to futures contracts on various foreign currencies, including the Australian Dollar, British Pound, Canadian Dollar, Japanese Yen, Swiss Franc, German Mark and Eurodollars. With respect to stock indices, options are traded on futures contracts for the S&P 500 Stock Index, the NYSE Composite Index and other global indices.

  The holder or writer of an option may terminate its position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected.

LIMITATIONS ON PURCHASE AND SALE OF STOCK OPTIONS AND OPTIONS ON SECURITIES INDICES, FOREIGN CURRENCIES AND FUTURES CONTRACTS ON FOREIGN CURRENCIES

  The Fund may write put and call options on stocks only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. The Fund will write put options on securities indices and foreign currencies and futures contracts on foreign currencies only if they are covered by segregating with the Fund's Custodian an amount of cash or other liquid unencumbered assets equal to the aggregate exercise price of the puts. During the coming year, the Fund does not intend to purchase or sell options on equity securities or securities indices if the aggregate premiums paid for such outstanding options would exceed 5% of the Fund's total assets.

  Except as described below, the Fund will write call options on indices only if it holds a portfolio of stocks at least equal to the value of the index times the multiplier times the number of contracts. When the Fund writes a call option on a broadly-based stock market index, the Fund will segregate or put into escrow with its Custodian, or pledge to a broker as collateral for the option, cash, U.S. Government securities, or other liquid assets with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts.

  If the Fund has written an option on an industry or market segment index, it will segregate or put into escrow with its Custodian, or pledge to a broker as collateral for the option, at least ten "qualified securities," all of which are stocks of issuers in such industry or market segment, with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. Such stocks will include stocks which represent at least 50% of the weighting of the industry or market segment index and will represent at least 50% of the Fund's holdings in that industry or market segment. No individual security will represent more than 15% of the amount so segregated, pledged or escrowed in the case of broadly-based stock market index options or 25% of such amount in the case of industry or market segment index options. If at the close of business on any day the market value of such qualified securities so segregated, escrowed or pledged falls below 100% of the current index value times the multiplier times the number of contracts, the Fund will so segregate, escrow or pledge an amount in cash, or other liquid assets equal in value to the difference. In addition, when the Fund writes a call on an index which is in-the-money at the time the call is written, the Fund will segregate with its Custodian or pledge to the broker as collateral cash or other liquid assets equal in value to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount segregated pursuant to the foregoing sentence may be applied to the Fund's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts. A "qualified security" is an equity security which is listed on a national securities exchange or listed on NASDAQ against which the Fund has not written a stock call option and which has not been hedged by the Fund by the sale of stock index futures. However, if the Fund holds a call on the same index as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, or other liquid assets in a segregated account with its Custodian, it will not be subject to the requirements described in this paragraph.

  The Fund may engage in futures contracts and options on futures transactions as a hedge against changes, resulting from market or political conditions, in the value of the currencies to which the Fund is subject or to which the Fund expects to be subject in connection with future purchases. The Fund also intends to engage in such transactions when they are economically appropriate for the reduction of risks inherent in the ongoing management of the Fund. The Fund may write options on futures contracts to realize through the receipt of premium income a greater return than would be realized in the Fund's portfolio securities alone.

  "Liquid assets" as used in the Fund's prospectus and statement of additional information include cash, U.S. Government securities, equity securities (including foreign securities) and debt obligations.

  POSITION LIMITS. Transactions by the Fund in futures contracts and options will be subject to limitations, if any, established by each of the exchanges, boards of trade or other trading facilities (including NASDAQ) governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of futures contracts and options which the Fund may write or purchase may be affected by the futures contracts and options written or purchased by other investment advisory clients of the investment adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

DEFENSIVE STRATEGY AND SHORT-TERM INVESTMENTS

  When conditions dictate a temporary defensive strategy (which during periods of market volatility could be for an extended period of time), the Fund may invest without limit in money market instruments, including commercial paper of domestic corporations, certificates of deposit, bankers' acceptances and other obligations of domestic and foreign banks, obligations issued or guaranteed by the U.S. Government, its agencies or its instrumentalities and repurchase agreements (described more fully below). Such investments may be subject to certain risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, the seizure or nationalization of foreign deposits and foreign exchange controls or other restrictions.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

  From time to time, in the ordinary course of business, the Fund may purchase securities on a when-issued or delayed delivery basis; that is, delivery and payment can take place a month or more after the date of the transaction. The Fund will make commitments for such when-issued or delayed delivery transactions only with the intention of actually acquiring the securities. The Fund's Custodian will segregate cash or other liquid, unencumbered assets, marked-to-market daily, having a value equal to or greater than such commitments. If the Fund chooses to dispose of the right to acquire a when-issued or delayed delivery security prior to its acquisition, it could, as with the disposition of any other portfolio security, incur a gain or loss due to market fluctuations. The Fund does not intend to have more than 5% of its net assets (determined at the time of entering into the transaction) involved in transactions on a when-issued or delayed delivery basis during the coming year.

SHORT SALES AGAINST-THE-BOX

  The Fund may make short sales of securities or maintain a short position, provided that at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a short sale against-the-box), and that not more than 25% of the Fund's net assets (determined at the time of the short sale) may be subject to such sales. Short sales will be made primarily to hedge, for a limited period of time, certain long positions maintained by the Fund. The Fund does not intend to have more than 5% of its net assets (determined at the time of the short sale) subject to short sales against-the-box during the coming year.

REPURCHASE AGREEMENTS

  The Fund's repurchase agreements will be collateralized by U.S. Government obligations. The Fund will enter into repurchase transactions only with parties meeting creditworthiness standards approved by the Fund's Board of Directors. The Fund's investment adviser will monitor the creditworthiness of such parties, under the general supervision of the Board of Directors. In the event of a default or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase are less than the repurchase price, the Fund will suffer a loss.

  The Fund participates in a joint repurchase account with other investment companies managed by Prudential Investments Fund Management LLC (PIFM) pursuant to an order of the Securities and Exchange Commission (SEC). On a daily basis, any uninvested cash balances of the Fund may be aggregated with those of such investment companies and invested in one or more repurchase agreements. Each fund participates in the income earned or accrued in the joint account based on the percentage of its investment.

LENDING OF PORTFOLIO SECURITIES

  Consistent with applicable regulatory requirements, the Fund may lend its portfolio securities to brokers, dealers and financial institutions, provided that outstanding loans do not exceed in the aggregate 30% of the value of the Fund's total assets and provided that such loans are callable at any time by the Fund and are at all times secured by cash or equivalent collateral (or obtain a letter of credit) that is equal to at least the market value, determined daily, of the loaned securities. The advantage of such loans is that the Fund continues to receive payments in lieu of the interest and dividends of the loaned securities, while at the same time earning interest either directly from the borrower or on the collateral which will be invested in short-term obligations.

  A loan may be terminated by the borrower on one business day's notice or by the Fund at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates and the Fund can use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms determined to be creditworthy pursuant to procedures approved by the Board of Directors of the Fund. On termination of the loan, the borrower is required to return the securities to the Fund, and any gain or loss in the market price during the loan would inure to the Fund.

  Since voting or consent rights which accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such rights if the matters involved would have a material effect on the Fund's investment in the securities which are the subject of the loan. The Fund will pay reasonable finders', administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.

SECURITIES OF OTHER INVESTMENT COMPANIES

  The Fund may invest up to 5% of its total assets in securities of other registered investment companies. The Fund does not intend to invest in such securities during the coming year. If the Fund does invest in securities of other registered investment companies, shareholders of the Fund may be subject to duplicate management and advisory fees.

ILLIQUID SECURITIES

  The Fund may not hold more than 15% of its net assets in repurchase agreements which have a maturity of longer than seven days or in other illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market (either within or outside of the United States) or legal or contractual restrictions on resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (Securities Act), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

  In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities, convertible securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

  Rule 144A under the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The investment adviser anticipates that the market for certain restricted securities such as institutional commercial paper and foreign securities will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

  Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act and commercial paper for which there is a readily available market will not be deemed to be illiquid. The investment adviser will monitor the liquidity of such restricted securities subject to the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser will consider, inter alia, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). In addition, in order for commercial paper that is issued in reliance on Section 4(2) of the Securities Act to be considered liquid, (i) it must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations (NRSRO), or if only one NRSRO rates the securities, by that NRSRO, or, if unrated, be of comparable quality in the view of the investment adviser, and (ii) it must not be "traded flat" (i.e., without accrued interest) or in default as to principal or interest. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

  The staff of the SEC has taken the position that purchased over-the-counter options and the assets used as "cover" for written over-the-counter options are illiquid securities unless the Fund and the counterparty have provided for the Fund, at the Fund's election, to unwind the over-the-counter option. The exercise of such an option ordinarily would involve the payment by the Fund of an amount designed to reflect the counterparty's economic loss from an early termination, but does allow the Fund to treat the assets used as "cover" as "liquid."

PORTFOLIO TURNOVER

  As a result of the investment policies described above, the Fund may engage in a substantial number of portfolio transactions, but the Fund's portfolio turnover rate is not expected to exceed 200%. The portfolio turnover rate for the fiscal year ended May 31, 1998 was 198%. The portfolio turnover rate is generally the percentage computed by dividing the lesser of portfolio purchases or sales (excluding all securities, including options, whose maturities or expiration dates at acquisition were one year or less) by the monthly average value of the portfolio. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which are borne directly by the Fund. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover. See "Portfolio Transactions and Brokerage" and "Taxes, Dividends and Distributions."

                            INVESTMENT RESTRICTIONS

  The following restrictions are fundamental policies. Fundamental policies are those which cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities," when used in this Statement of Additional Information, means the lesser of (i) 67% of the voting shares represented at a meeting at which more than 50% of the outstanding voting shares are present in person or represented by proxy or (ii) more than 50% of the outstanding voting shares.

  The Fund may not:

  1. Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions); provided that the deposit or payment by the Fund of initial or maintenance margin in connection with futures or options is not considered the purchase of a security on margin.

  2. Make short sales of securities or maintain a short position, except short sales against-the-box.

  3. Issue senior securities, borrow money or pledge its assets, except that the Fund may borrow up to 20% of the value of its total assets (calculated when the loan is made) for temporary, extraordinary or emergency purposes or for the clearance of transactions. The Fund may pledge up to 20% of the value of its total assets to secure such borrowings. For purposes of this restriction, the purchase or sale of securities on a when-issued or delayed delivery basis, forward foreign currency exchange contracts and collateral and collateral arrangements relating thereto, and collateral arrangements with respect to futures contracts and options thereon and with respect to the writing of options and obligations of the Fund to Directors pursuant to deferred compensation arrangements are not deemed to be a pledge of assets or the issuance of a senior security.

  4. Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result: (i) with respect to 75% of the Fund's total assets, more than 5% of the Fund's total assets (determined at the time of investment) would then be invested in securities of a single issuer, or (ii) 25% or more of the Fund's total assets (determined at the time of investment) would be invested in a single industry.

  5. Purchase any security if as a result the Fund would then hold more than 10% of the outstanding voting securities of an issuer.

  6. Purchase any security if as a result the Fund would then have more than 5% of its total assets (determined at the time of investment) invested in securities of companies (including predecessors) less than three years old, except that the Fund may invest in the securities of any U.S. Government agency or instrumentality, and in any security guaranteed by such an agency or instrumentality.

  7. Buy or sell real estate or interests in real estate, except that the Fund may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and publicly traded securities of real estate investment trusts. The Fund may not purchase interests in real estate limited partnerships which are not readily marketable.

  8. Buy or sell commodities or commodity contracts. (For purposes of this restriction, futures contracts on currencies and on stock indices and forward foreign currency exchange contracts are not deemed to be commodities or commodity contracts.)

  9. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

  10. Make investments for the purpose of exercising control or management.

  11. Invest in securities of other registered investment companies, except by purchases in the open market involving only customary brokerage commissions and as a result of which not more than 5% of its total assets (determined at the time of investment) would be invested in such securities, or except as part of a merger, consolidation or other acquisition.

  12. Invest in interests in oil, gas or other mineral exploration or development programs, except that the Fund may invest in the securities of companies which invest in or sponsor such programs.

  13. Make loans, except through (i) repurchase agreements and (ii) loans of portfolio securities (limited to 30% of the Fund's total assets).

  Whenever any fundamental investment policy or investment restriction states a maximum percentage of the Fund's assets, it is intended that if the percentage limitation is met at the time the investment is made, a later change in percentage resulting from changing total or net asset values will not be considered a violation of such policy. However, in the event that the Fund's asset coverage for borrowings falls below 300%, the Fund will take prompt action to reduce its borrowings, as required by applicable law.

                             DIRECTORS AND OFFICERS

                                 POSITION                         PRINCIPAL OCCUPATIONS
NAME, ADDRESS AND AGE(1)        WITH FUND                         DURING PAST FIVE YEARS
------------------------        ---------                         ----------------------
Edward D. Beach (73)      Director               President and Director of BMC Fund, Inc., a closed-end
                                                  investment company; formerly, Vice Chairman of Broyhill
                                                  Furniture Industries, Inc.; Certified Public
                                                  Accountant; Secretary and Treasurer of Broyhill Family
                                                  Foundation, Inc.; Member of the Board of Trustees of
                                                  Mars Hill College; Director of The High Yield Income
                                                  Fund, Inc.
Stephen C. Eyre (75)      Director               Executive Director (May 1985 through December 1997) of
                                                  The John A. Hartford Foundation, Inc. (charitable
                                                  foundation); and Trustee Emeritus of Pace University.
Delayne Dedrick Gold      Director               Marketing and Management Consultant; Director of The
(59)                                              High Yield Income Fund, Inc.
*Robert F. Gunia (51)     Director               Vice President of Prudential Investments; (since
                                                  September 1997) Executive Vice President and Treasurer
                                                  (since December 1996), Prudential Investments Fund
                                                  Management LLC (PIFM); Senior Vice President (since
                                                  March 1987) of Prudential Securities Incorporated
                                                  (Prudential Securities); formerly Chief Administrative
                                                  Officer (July 1990-September 1996), Director (January
                                                  1989-September 1996) and Executive Vice President,
                                                  Treasurer and Chief Financial Officer (June 1987-
                                                  September 1996) of Prudential Mutual Fund Management,
                                                  Inc. (PMF); Vice President and Director (since May
                                                  1989) of The Asia Pacific Fund, Inc.; Director of The
                                                  High Yield Income Fund, Inc.
Don G. Hoff (62)          Director               Chairman and Chief Executive Officer (since 1980) of
                                                  Intertec, Inc. (Investments); Chairman and Chief
                                                  Executive Officer of The Lamaur Corporation, Inc.;
                                                  Director of Innovative Capital Management, Inc. and The
                                                  Greater China Fund, Inc.; and Chairman and Director of
                                                  The Asia Pacific Fund, Inc.
Robert E. LaBlanc (63)    Director               President (since 1981) of Robert E. LaBlanc Associates,
                                                  Inc. (telecommunications); formerly General Partner at
                                                  Salomon Brothers; and Vice-Chairman of Continental
                                                  Telecom; Director of Storage Technology Corporation,
                                                  Titan Corporation, Salient 3 Communications, Inc. and
                                                  Tribune Company; and Trustee of Manhattan College.
*Mendel A. Melzer, CFA    Director               Chief Investment Officer (since October 1996) of
(37)                                              Prudential Mutual Funds; formerly Chief Financial
751 Broad Street                                  Officer (November 1995-September 1996) of Prudential
Newark, NJ 07102                                  Investments, Senior Vice President and Chief Financial
                                                  Officer of Prudential Preferred Financial Services
                                                  (April 1993-November 1995), Managing Director of
                                                  Prudential Investment Advisors (April 1991-April 1993)
                                                  and Senior Vice President of Prudential Capital
                                                  Corporation (July 1989-April 1991); Chairman and
                                                  Director of Prudential Series Fund, Inc.; and Director
                                                  of The High Yield Income Fund, Inc.
*Richard A. Redeker (54)  President and Director Employee of Prudential Investments; formerly President,
751 Broad Street                                  Chief Executive Officer and Director (October 1993-
Newark, NJ 07102                                  September 1996), of PMF; Executive Vice President,
                                                  Director and Member of Operating Committee (October
                                                  1993-September 1996) of Prudential Securities, Director
                                                  (October 1993-September 1996) of Prudential Securities
                                                  Group, Inc., (PSG) Executive Vice President of the
                                                  Prudential Investment Corporation (July 1994-September
                                                  1996), Director (January 1994-September 1996),
                                                  Prudential Mutual Fund Distributors, Inc. and
                                                  Prudential Mutual Fund Services, Inc. and Senior
                                                  Executive Vice President and Director of Kemper
                                                  Financial Services, Inc.; (September 1978-September
                                                  1993) and President and Director of The High Yield
                                                  Income Fund, Inc.

                               POSITION                        PRINCIPAL OCCUPATIONS
NAME, ADDRESS AND AGE(1)       WITH FUND                       DURING PAST FIVE YEARS
------------------------       ---------                       ----------------------
Robin B. Smith (58)       Director            Chairman and Chief Executive Officer (since August 1996)
                                               of Publishers Clearing House; formerly President and
                                               Chief Executive Officer (January 1989-August 1996) and
                                               President and Chief Operating Officer (September 1981-
                                               December 1988) of Publishers Clearing House; Director
                                               of BellSouth Corporation, Texaco Inc., Springs
                                               Industries Inc. and Kmart Corporation.
Stephen Stoneburn (54)    Director            President and Chief Executive Officer (since June 1996)
                                               of Quadrant Media Corp. (a publishing company);
                                               formerly President (June 1995-June 1996) of Argus
                                               Integrated Media, Inc.; Senior Vice President and
                                               Managing Director (January 1993-1995), Cowles Business
                                               Media; Senior Vice President (January 1991-1992) and
                                               Publishing Vice President (May 1989-December 1990) of
                                               Gralla Publications (a division of United Newspapers,
                                               U.K.) and Senior Vice President of Fairchild
                                               Publications, Inc.
Nancy H. Teeters (67)     Director            Economist, Director of Inland Steel Industries;
                                               formerly, Vice President and Chief Economist of
                                               International Business Machines; Member of the Board of
                                               Governors of the Federal Reserve System; Governor of
                                               the Horace H. Rackham School of Graduate Studies of the
                                               University of Michigan; Assistant Director of the
                                               Committee on the Budget of the US House of
                                               Representatives; Senior Fellow at the Library of
                                               Congress; Senior Fellow at the Brookings Institution;
                                               staff at Office of Management and Budget, Council of
                                               Economics Advisors and the Federal Reserve Board.
S. Jane Rose (52)         Secretary           Senior Vice President (since December 1996) of PIFM;
                                               Senior Vice President and Senior Counsel (since July
                                               1992) of Prudential Securities; formerly Senior Vice
                                               President (January 1991-September 1996) and Senior
                                               Counsel (June 1987-September 1996) of PMF.
Robert C. Rosselot (38)   Assistant Secretary Assistant General Counsel (since September 1997) of
                                               PIFM; formerly, partner with the firm of Howard &
                                               Howard, Bloomfield Hills, Michigan (December 1995-
                                               September 1997) and Corporate Counsel, Federated
                                               Investors (1990-1995).
Grace C. Torres (39)      Treasurer and       First Vice President (since December 1996) of PIFM;
                          Principal            First Vice President (since March 1994) of Prudential
                          Financial and        Securities; formerly First Vice President (March 1994-
                          Accounting Officer   September 1996), Prudential Mutual Fund Management,
                                               Inc. and Vice President (July 1989-March 1994) of
                                               Bankers Trust.
Stephen M. Ungerman (44)  Assistant           Vice President and Tax Director (since March 1996) of
                          Treasurer            Prudential Investments; formerly First Vice President
                                               of Prudential Mutual Fund Management, Inc. (February
                                               1993-March 1996).

---------
(1) Unless otherwise stated, the address is c/o Prudential Investments Fund Management LLC, Gateway Center Three, Newark, New Jersey 07102-4077.

 * "Interested" Director, as defined in the Investment Company Act, by reason of his affiliation with Prudential, Prudential Securities or PIFM

  Directors and officers of the Fund are also trustees, directors and officers of some or all of the other investment companies distributed by Prudential Securities or Prudential Investment Management Services LLC.

  The officers conduct and supervise the daily business operations of the Fund, while the Directors, in addition to their functions set forth under "Manager" and "Distributor," review such actions and decide on general policy.

  The Board of Directors has adopted a retirement policy which calls for the retirement of Directors on December 31 of the year in which they reach the age of 72, except that retirement is being phased in for Directors who were age 68 or older as of December 31, 1993. Under the phase-in provision, Messrs. Beach and Eyre are scheduled to retire on December 31, 1999 and 1998, respectively.

  Pursuant to the terms of the Management Agreement with the Fund, the Manager pays all compensation of officers and employees of the Fund as well as the fees and expenses of all Directors of the Fund who are affiliated persons of the Manager. The Fund pays each of its Directors who is not an affiliated person of PIFM annual compensation of $3,000, in addition to certain out-of-pocket expenses. The amount of annual compensation paid to each Director may change as a result of the introduction of additional funds upon which the Director will be asked to serve.

  Directors may receive their Directors' fees pursuant to a deferred fee agreement with the Fund. Under the terms of the agreement, the Fund accrues daily the amount of such Directors' fees which accrue interest at a rate equivalent to the prevailing rate applicable to 90-day U.S. Treasury Bills at the beginning of each calendar quarter or, pursuant to an SEC exemptive order, at the daily rate of return of the Fund (the Fund rate). Payment of the interest so accrued is also deferred and accruals become payable at the option of the Director. The Fund's obligation to make payments of deferred Directors' fees, together with interest thereon, is a general obligation of the Fund.

  The following table sets forth the aggregate compensation paid by the Fund to the Directors who are not affiliated with the Manager for the fiscal year ended May 31, 1998 and the aggregate compensation paid to such Directors for service on the Fund's Board and that of all other investment companies managed by PIFM (Fund Complex) for the calendar year ended December 31, 1997.

                              COMPENSATION TABLE

                                                                          TOTAL
                                         PENSION OR                   COMPENSATION
                                         RETIREMENT      ESTIMATED      FROM FUND
                          AGGREGATE   BENEFITS ACCRUED    ANNUAL        AND FUND
                         COMPENSATION AS PART OF FUND  BENEFITS UPON  COMPLEX PAID
    NAME AND POSITION     FROM FUND       EXPENSES      RETIREMENT   TO DIRECTORS(2)
    -----------------    ------------ ---------------- ------------- ---------------
Edward D. Beach--
 Director...............    $3,000          None            N/A         $135,000(38/63)*
Stephen C. Eyre--
 Director...............    $3,000          None            N/A          45,000(12/13)*
Delayne D. Gold--
 Director...............    $3,000          None            N/A          135,000(38/63)*
Robert F. Gunia(1)--
 Director...............       --           None            N/A              --

Don G. Hoff--Director...    $3,000          None            N/A          45,000(12/13)*
Robert F. LaBlanc--
 Director...............    $3,000          None            N/A          45,000(12/13)*
Mendel A. Melzer(1)--
 Director...............       --           None            N/A              --
Richard A. Redeker(1)--
 Director...............       --           None            N/A              --
Robin B. Smith--
 Director...............    $3,000          None            N/A          90,000(27/34)*
Stephen Stoneburn--
 Director...............    $3,000          None            N/A          45,000(12/13)*
Nancy H. Teeters--
 Director...............    $3,000          None            N/A          90,000(23/42)*

---------

 * Indicates number of funds/portfolios in Fund Complex (including the Fund) to which aggregate compensation relates.
(1) Robert F. Gunia, Mendel A. Melzer and Richard A. Redeker, who are interested Directors, do not receive compensation from the Fund or any fund in the Fund Complex.

(2) Total compensation from all the funds in the Fund Complex for the calendar year ended December 31, 1997, including amounts deferred at the election of Directors under the funds' deferred compensation plans. Including accrued interest, total deferred compensation amounted to $139,081 for Director Robin Smith. Currently, Ms. Smith has agreed to defer some of her fees at the T-Bill rate and other fees at the Fund rate.

  As of July 10, 1998, the Directors and officers of the Fund, as a group, owned beneficially less than 1% of the outstanding common stock of the Fund.

  As of July 10, 1998, Prudential Securities was record holder for other beneficial owners of 1,582,639 Class A shares (or 52% of the outstanding Class A shares), 3,531,037 Class B shares (or 64% of the outstanding Class B shares), 60,697 Class C shares (or 77% of the outstanding Class C shares) and 41,230 Class Z shares (or 100% of the outstanding Class Z shares) of the Fund. In the event of any meetings of shareholders, Prudential Securities will forward, or cause the forwarding of, proxy material to the beneficial owners for which it is the record holder.

  As of July 10, 1998, the beneficial owners, directly or indirectly, of more than 5% of the outstanding shares of any class of shares of the Fund were: Dr. Kandala K. Chary TTEE, The Century Medical Assoc., Pension Plan, 45 Spindrift Dr., Ste 100, Williamsville, NY 1421-7889 who held 4,060 Class C shares of the Fund (or approximately 5% of the outstanding Class C shares); Ms. Shelah Bennett, 8 Karnell St., Spring Valley, NY 10977-3710 who held 2,679 Class Z shares of the Fund (or approximately 6% of the outstanding Class Z shares); Brian Forrest Cooke, Account 1, 7999 Evanston Rd., Indianapolis, IN 46240-2731 who held 4,962 Class Z shares of the Fund (or approximately 12% of the outstanding Class Z shares); Mendel A. Melzer, 6 Gelsey Ln, Basking Ridge, NJ 07920-3062 who held 3,200 Class Z shares of the Fund (or approximately 8% of the outstanding Class Z shares); Mr. E. Michael Caulfield, Mrs. Helen B. Caulfield JT TEN, 4 Park Ln., Madison, NJ 07940-2714 who held 12,820 Class Z shares of the Fund (or approximately 31% of the outstanding Class Z shares); and Prudential Securities C/F, Mr. Kenneth E. Carlson, IRA Rollover DTD 7/25/97, 466 Mud Hen Loop SE, Ocean Shores, WA 98569-9750, who held 2,303 Class Z shares of the Fund (or approximately 6% of the outstanding Class Z shares).

                                    MANAGER

  The manager of the Fund is Prudential Investments Fund Management LLC (PIFM or the Manager), Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077. PIFM serves as manager to all of the other investment companies that, together with the Fund, comprise the Prudential Mutual Funds. See "How the Fund is Managed--Manager" in the Prospectus. As of June 30, 1998, PIFM managed and/or administered open-end and closed-end management investment companies with assets of approximately $66.8 billion. According to the Investment Company Institute, as of December 31, 1997, the Prudential Mutual Funds were the 18th largest family of mutual funds in the United States.

  PIFM is a subsidiary of Prudential Securities. Prudential Mutual Fund Services LLC (PMFS or the Transfer Agent), a wholly-owned subsidiary of PIFM, serves as the transfer agent for the Prudential Mutual Funds and, in addition, provides customer service, recordkeeping and management and administration services to qualified plans.

  Pursuant to the Management Agreement with the Fund (the Management Agreement), PIFM, subject to the supervision of the Fund's Board of Directors and in conformity with the stated policies of the Fund, manages both the investment operations of the Fund and the composition of the Fund's portfolio, including the purchase, retention, disposition and loan of securities. In connection therewith, PIFM is obligated to keep certain books and records of the Fund. PIFM also administers the Fund's corporate affairs and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by State Street Bank and Trust Company, the Fund's custodian, and PMFS, the Fund's transfer and dividend disbursing agent. The management services of PIFM for the Fund are not exclusive under the terms of the Management Agreement and PIFM is free to, and does, render management services to others.

  For its services, PIFM receives, pursuant to the Management Agreement, a fee at an annual rate of 1% of the Fund's average net assets. The fee is computed daily and payable monthly. The Management Agreement also provides that, in the event the expenses of the Fund (including the fees of PIFM, but excluding interest, taxes, brokerage commissions, distribution fees and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) for any fiscal year exceed the lowest applicable annual expense limitation established and enforced pursuant to the statutes or regulations of any jurisdiction in which the Fund's shares are qualified for offer and sale, the compensation due to PIFM will be reduced by the amount of such excess. Reductions in excess of the total compensation payable to PIFM will be paid by PIFM to the Fund. No such reductions were required during the fiscal year ended May 31, 1998. No jurisdiction currently limits the Fund's expenses.

  In connection with its management of the corporate affairs of the Fund, PIFM bears the following expenses:

  (a) the salaries and expenses of all of its and the Fund's personnel except the fees and expenses of Directors who are not affiliated persons of PIFM or the Fund's investment adviser;

  (b) all expenses incurred, by PIFM or by the Fund in connection with managing the ordinary course of the Fund's business, other than those assumed by the Fund as described below; and

  (c) the costs and expenses payable to The Prudential Investment Corporation, doing business as Prudential Investments (PI), pursuant to the subadvisory agreement between PIFM and PI (the Subadvisory Agreement).

  Under the terms of the Management Agreement, the Fund is responsible for the payment of the following expenses: (a) the fees payable to the Manager, (b) the fees and expenses of Directors who are not affiliated persons of the Manager or the Fund's investment adviser, (c) the fees and certain expenses of the Custodian and Transfer and Dividend Disbursing Agent, including the cost of providing records to the Manager in connection with its obligation of maintaining required records of the Fund and of pricing the Fund's shares, (d) the charges and expenses of legal counsel and independent accountants for the Fund, (e) brokerage commissions and any issue or transfer taxes chargeable to the Fund in connection with its securities transactions, (f) all taxes and corporate fees payable by the Fund to governmental agencies, (g) the fees of any trade associations of which the Fund may be a member, (h) the cost of stock certificates representing shares of the Fund, (i) the cost of fidelity and liability insurance, (j) the fees and expenses involved in registering and maintaining registration of the Fund and of its shares with the Commission and the states, including the preparation and printing of the Fund's registration statements and prospectuses for such purposes, (k) allocable communications expenses with respect to investor services and all expenses of shareholders' and Directors' meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders, (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business and (m) distribution fees.

  The Management Agreement provides that PIFM will not be liable for any error of judgment or for any loss suffered by the Fund in connection with the matters to which the Management Agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Management Agreement provides that it will terminate automatically if assigned, and that it may be terminated without penalty by either party upon not more than 60 days' nor less than 30 days' written notice. The Management Agreement will continue in effect for a period of more than two years from the date of execution only so long as such continuance is specifically approved at least annually in conformity with the Investment Company Act. The Management Agreement was last approved by the Board of Directors of the Fund, including a majority of the Directors who are not parties to the contract or interested persons of any such party, as defined in the Investment Company Act, on May 13, 1998 and by shareholders of the Fund on September 8, 1988.

  For the fiscal year ended May 31, 1998, PIFM received a management fee of $1,545,460. For the fiscal years ended May 31, 1997 and 1996, PIFM received a management fee of $1,827,270 and $1,753,893 (net of waiver of $260,558), respectively.

  PIFM has entered into the Subadvisory Agreement with PI, a wholly-owned subsidiary of Prudential. The Subadvisory Agreement provides that PI, through a Sub-Investment Management Agreement with PRICOA Asset Management Ltd., (PRICOA), will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PI is obligated to keep certain books and records of the Fund. PIFM continues to have responsibility for all investment advisory services pursuant to the Management Agreement and supervises PI's performance of such services. PRICOA is reimbursed by PI, and PI is reimbursed by PIFM, for the reasonable costs and expenses incurred in furnishing investment advisory services.

  The Subadvisory Agreement was last approved by the Board of Directors, including a majority of the Directors who are not parties to the contract or interested persons of any such party, as defined in the Investment Company Act, on May 13, 1998, and by shareholders of the Fund on September 8, 1988. The Sub-Investment Management Agreement with PRICOA was last approved by the Board of Directors, including a majority of the Directors who are not parties to the contract or interested persons of any such party, as defined in the Investment Company Act, on May 13, 1998.

  The Subadvisory Agreement provides that it will terminate in the event of its assignment (as defined in the Investment Company Act) or upon the termination of the Management Agreement. The Subadvisory Agreement may be terminated by the Fund, PIFM or PI upon not more than 60 days', nor less than 30 days', written notice. The Subadvisory Agreement provides that it will continue in effect for a period of more than two years from its execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the Investment Company Act.

                                  DISTRIBUTOR

  Prudential Investment Management Services LLC (the Distributor), Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, acts as the distributor of the shares of the Fund. Prior to July 1, 1998, Prudential Securities Incorporated (Prudential Securities, also referred to as the Distributor) served as distributor of the Fund's shares.

  Pursuant to separate distribution and service plans (the Class A Plan, the Class B Plan and the Class C Plan, collectively, the Plans) adopted by the Fund under Rule 12b-1 under the Investment Company Act and a distribution agreement (the Distribution Agreement), the Distributor incurs the expenses of distributing the Fund's Class A, Class B and Class C shares. The Distributor also incurs the expenses of distributing the Fund's Class Z shares under the Distribution Agreement, none of which are reimbursed by or paid for by the Fund. See "How the Fund is Managed--Distributor" in the Prospectus.

  Prior to January 22, 1990, the Fund offered only one class of shares (the then existing Class B shares). On October 11, 1989, the Board of Directors, including a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Class A or Class B Plan or in any agreement related to either Plan (the Rule 12b-1 Directors), at a meeting called for the purpose of voting on each Plan, adopted a new plan of distribution for the Class A shares of the Fund (the Class A Plan) and approved an amended and restated plan of distribution with respect to the Class B shares of the Fund (the Class B Plan). On May 4, 1993, the Board of Directors, including a majority of the Rule 12b-1 Directors, at a meeting called for the purpose of voting on each Plan, approved the continuance of the Plans and Distribution Agreements and approved modifications of the Fund's Class A and Class B Plans and Distribution Agreements to conform them with recent amendments to the National Association of Securities Dealers, Inc. (NASD) maximum sales charge rule described below. As so modified, the Class A Plan provides that (i) up to .25 of 1% of the average daily net assets of the Class A shares may be used to pay for personal service and the maintenance of shareholder accounts (service fee) and (ii) total distribution fees (including the service fee of .25 of 1%) may not exceed .30 of 1%. As so modified, the Class B Plan provided that (i) up to .25 of 1% of the average daily net assets of the Class B shares may be paid as a service fee and (ii) up to .75 of 1% (not including the service fee) of the average daily net assets of the Class B shares (asset-based sales charge) may be used as reimbursement for distribution-related expenses with respect to the Class B shares. On May 4, 1993, the Board of Directors, including a majority of the Rule 12b-1 Directors, at a meeting called for the purpose of voting on each Plan, adopted a plan of distribution for the Class C shares of the Fund and approved further amendments to the plans of distribution for the Fund's Class A and Class B shares, changing them from reimbursement type plans to compensation type plans. The Class C Plan provides that (i) up to .25 of 1% of the average daily net assets of the Class C shares may be paid as compensation for providing personal service and/or maintaining shareholder accounts and
(ii) up to .75 of 1% of the average daily net assets of the Class C shares may be paid as compensation for distribution-related expenses with respect to Class C shares. The Plans were last approved by the Board of Directors, including a majority of the Rule 12b-1 Directors, on May 13, 1998. The Class A Plan, as amended, was approved by Class A and Class B shareholders, and the Class B Plan, as amended, was approved by Class B shareholders on July 19, 1994. The Class C Plan was approved by the sole shareholder of Class C shares on August 1, 1994.

  CLASS A PLAN. For the fiscal year ended May 31, 1998, the Distributor received payments of $125,771 under the Class A Plan. This amount was primarily expended for payment of account servicing fees to financial advisers and other persons who sell Class A shares. For the fiscal year ended May 31, 1998, the Distributor also received approximately $39,000 in initial sales charges.

  CLASS B PLAN. For the fiscal year ended May 31, 1998, the Distributor received $1,018,360 from the Fund under the Class B Plan and spent approximately $755,600 in distributing the Fund's Class B shares. It is estimated that of the latter amount, approximately 1.1% ($8,400) was spent on printing and mailing of prospectuses to other than current shareholders; 9.6% ($72,500) was spent on compensation of Pruco Securities Corporation, an affiliated broker-dealer (Prusec), for commissions to its representatives and other expenses, including an allocation on account of overhead and other branch office distribution-related expenses, incurred by it for distribution of Fund shares; and 89.3% ($674,700) on the aggregate of (i) payments of commissions and account servicing fees to financial advisers (23.9% or $180,400) and (ii) an allocation on account of overhead and other branch office distribution-related expenses (65.4% or $494,300). The term "overhead and other branch office distribution-related expenses" represents (a) the expenses of operating branch offices of Prusec and the Distributor in connection with the sale of Fund shares, including lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies, (b) the costs of client sales seminars, (c) expenses of mutual fund sales coordinators to promote the sale of Fund shares and (d) other incidental expenses relating to branch promotion of Fund sales.

  The Distributor also receives the proceeds of contingent deferred sales charges paid by investors upon certain redemptions of Class B shares. See "Shareholder Guide--How to Sell Your Shares--Contingent Deferred Sales Charges" in the Prospectus. For the fiscal year ended May 31, 1998, the Distributor received approximately $256,200 in contingent deferred sales charges attributable to Class B shares.

  CLASS C PLAN. For the fiscal year ended May 31, 1998, Prudential Securities received $17,392 under the Class C Plan and spent approximately $17,400 in distributing Class C shares. It is estimated that of the latter amount, approximately 13.3% ($2,300) was spent on printing and mailing of prospectuses to other than current shareholders; 0.3% ($100) was spent in commissions paid to or on account of representatives of Prusec and 86.4% ($15,000) on the aggregate of (i) payments of commissions and account servicing fees to financial advisers (80.1% or $13,900) and (ii) an allocation on account of overhead and other branch office distribution-related expenses (6.3% or $1,100).

  The Distributor also receives the proceeds of contingent deferred sales charges paid by investors upon certain redemptions of Class C shares. See "Shareholder Guide--How to Sell Your Shares--Contingent Deferred Sales Charges" in the Prospectus. For the fiscal year ended May 31, 1998, Prudential Securities received approximately $5,600 in contingent deferred sales charges attributable to Class C shares.

  The Class A, Class B and Class C Plans continue in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Directors, including a majority of the Rule 12b-1 Directors, cast in person at a meeting called for the purpose of voting on such continuance. A Plan may be terminated at any time, without penalty, by the vote of a majority of the Rule 12b-1 Directors or by the vote of the holders of a majority of the outstanding shares of the applicable class of the Fund on not more than 30 days' written notice to any other party to the Plan. A Plan may not be amended to increase materially the amounts to be spent for the services described therein without approval by the shareholders of the applicable class (by both Class A and Class B shareholders, voting separately, in the case of material amendments to the Class A Plan), and all material amendments are required to be approved by the Board of Directors in the manner described above. Each Plan will automatically terminate in the event of its assignment. The Fund will not be contractually obligated to pay expenses incurred under any Plan if it is terminated or not continued.

  Pursuant to each Plan, the Board of Directors will review at least quarterly a written report of the distribution expenses incurred on behalf of each class of shares of the Fund by the Distributor. The report includes an itemization of the distribution expenses and the purposes of such expenditures. In addition, as long as the Plans remain in effect, the selection and nomination of Rule 12b-1 Directors shall be committed to the Rule 12b-1 Directors.

  Pursuant to the Distribution Agreement, the Fund has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the federal securities laws. The restated Distribution Agreement was approved by the Board of Directors, including a majority of the Rule 12b-1 Directors, on May 13, 1998.


  NASD MAXIMUM SALES CHARGE RULE. Pursuant to rules of the NASD, the Distributor is required to limit aggregate initial sales charges, deferred sales charges and asset-based sales charges to 6.25% of total gross sales of each class of shares. Interest charges on unreimbursed distribution expenses equal to the prime rate plus one percent per annum may be added to the 6.25% limitation. Sales from the reinvestment of dividends and distributions are not included in the calculation of the 6.25% limitation. The annual asset-based sales charge on shares of the Fund may not exceed .75 of 1% per class. The 6.25% limitation applies to each class of the Fund rather than on a per shareholder basis. If aggregate sales charges were to exceed 6.25% of total gross sales of any class, all sales charges on shares of that class would be suspended.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

  The Manager is responsible for decisions to buy and sell securities, futures and options on securities and futures for the Fund, the selection of brokers, dealers and futures commission merchants to effect the transactions and the negotiation of brokerage commissions, if any. The term "Manager" as used in this section includes the Subadviser. Broker-dealers may receive negotiated brokerage commissions on Fund portfolio transactions, including options and the purchase and sale of underlying securities upon the exercise of options. On foreign securities exchanges, commissions may be fixed. Orders may be directed to any broker or futures commission merchant including, to the extent and in the manner permitted by applicable law, Prudential Securities and its affiliates. Brokerage commissions on United States securities, options and futures exchanges or boards of trade are subject to negotiation between the Manager and the broker or futures commission merchant.

  Equity securities traded in the over-the-counter market and bonds, including convertible bonds, are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments and U.S. Government agency securities may be purchased directly from the issuer, in which case no commissions or discounts are paid. The Fund will not deal with Prudential Securities in any transaction in which Prudential

Securities acts as principal. Thus, it will not deal with Prudential Securities acting as market maker, and it will not execute a negotiated trade with Prudential Securities if execution involves Prudential Securities' acting as principal with respect to any part of the Fund's order.

  In placing orders for portfolio securities or futures contracts of the Fund, the Manager is required to give primary consideration to obtaining the most favorable price and efficient execution. Within the framework of this policy, the Manager will consider the research and investment services provided by brokers, dealers or futures commission merchants who effect or are parties to portfolio transactions of the Fund, the Manager or the Manager's other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Such services are used by the Manager in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for the Fund may be used in managing other investment accounts. Conversely, brokers, dealers or futures commission merchants furnishing such services may be selected for the execution of transactions of such other accounts, whose aggregate assets are far larger than the Fund's, and the services furnished by such brokers, dealers or futures commission merchants may be used by the Manager in providing investment management for the Fund. Commission rates are established pursuant to negotiations with the broker, dealer or futures commission merchant based on the quality and quantity of execution services provided by the broker, dealer or futures commission merchant in the light of generally prevailing rates. The Manager's policy is to pay higher commissions to brokers, other than Prudential Securities, for particular transactions than might be charged if a different broker had been selected, on occasions when, in the Manager's opinion, this policy furthers the objective of obtaining best price and execution. In addition, the Manager is authorized to pay higher commissions on brokerage transactions for the Fund to brokers other than Prudential Securities in order to secure research and investment services described above, subject to review by the Fund's Board of Directors from time to time as to the extent and continuation of this practice. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Fund's Board of Directors. The Fund will not pay for research in principal transactions.

  Portfolio securities may not be purchased from any underwriting or selling syndicate of which Prudential Securities (or any affiliate), during the existence of the syndicate, is a principal underwriter (as defined in the Investment Company Act), except in accordance with rules of the Commission. This limitation, in the opinion of the Fund, will not significantly affect the Fund's ability to pursue its present investment objective. However, in the future in other circumstances, the Fund may be at a disadvantage because of this limitation in comparison to other funds with similar objectives but not subject to such limitations.

  Subject to the above considerations, Prudential Securities may act as a securities broker or futures commission merchant for the Fund. In order for Prudential Securities (or any affiliate) to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by Prudential Securities (or any affiliate) must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers or futures commission merchants in connection with comparable transactions involving similar securities or futures being purchased or sold on an exchange or board of trade during a comparable period of time. This standard would allow Prudential Securities (or any affiliate) to receive no more than the remuneration which would be expected to be received by an unaffiliated broker or futures commission merchant in a commensurate arm's-length transaction. Furthermore, the Board of Directors of the Fund, including a majority of the non-interested Directors, has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Prudential Securities (or any affiliate) are consistent with the foregoing standard. In accordance with Section 11(a) of the Securities Exchange Act of 1934, Prudential Securities may not retain compensation for effecting transactions on a national securities exchange for the Fund unless the Fund has expressly authorized the retention of such compensation. Prudential Securities must furnish to the Fund at least annually a statement setting forth the total amount of all compensation retained by Prudential Securities from transactions effected for the Fund during the applicable period. Brokerage and futures transactions with Prudential Securities (or any affiliate) are also subject to such fiduciary standards as may be imposed upon Prudential Securities (or such affiliate) by applicable law.

  Transactions in options by the Fund will be subject to limitations established by each of the exchanges governing the maximum number of options which may be written or held by a single investor or group of investors acting in concert, regardless of whether the options are written or held on the same or different exchanges or are written or held in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or hold may be affected by options written or held by the Manager and other investment advisory clients of the Manager. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

  The table below sets forth information concerning the payment of commissions by the Fund, including the amount of such commissions paid to Prudential Securities for the three-year period ended May 31, 1998.

                                            FISCAL       FISCAL       FISCAL
                                         YEAR  ENDED   YEAR ENDED   YEAR ENDED
                                         MAY 31, 1998 MAY 31, 1997 MAY 31, 1996
                                         ------------ ------------ ------------
Total brokerage commissions paid by the
 Fund...................................  $1,035,069   $1,288,783    $577,578
Total brokerage commissions paid to
 Prudential Securities and its foreign
 affiliates.............................  $        0   $    4,786    $ 14,845
Percentage of total brokerage
 commissions paid to Prudential
 Securities and its foreign affiliates..           0%         0.3%       2.57%

  The Fund effected no transactions involving the payment of commissions through Prudential Securities during the year ended May 31, 1998. Of the total brokerage commissions paid during that period, $512,042 (or 49.47%) were paid to firms which provide research, statistical or other services to PIFM. PIFM has not separately identified a portion of such brokerage commissions as applicable to the provision of such research, statistical or other services.

                    PURCHASE AND REDEMPTION OF FUND SHARES

  Shares of the Fund may be purchased at a price equal to the next determined net asset value per share (NAV) plus a sales charge which, at the election of the investor, may be imposed either (i) at the time of purchase (Class A shares) or (ii) on a deferred basis (Class B or Class C shares). Class Z shares of the Fund are offered to a limited group of investors at NAV without any sales charge. See "Shareholder Guide--How to Buy Shares of the Fund" in the Prospectus.

  Each class of shares represents an interest in the same assets of the Fund and is identical in all respects except that (i) each class is subject to different sales charges and distribution and/or service fees (except for Class Z shares, which are not subject to any sales charges and distribution and/or service fees), which may affect performance, (ii) each class has exclusive voting rights with respect to any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (iii) each class has a different exchange privilege, (iv) only Class B shares have a conversion feature and (v) Class Z shares are offered exclusively for sale to a limited group of investors. See "Distributor" and "Shareholder Investment Account--Exchange Privilege."

ISSUANCE OF FUND SHARES FOR SECURITIES

  Transactions involving the issuance of Fund shares for securities (rather than cash) will be limited to: (i) reorganizations, (ii) statutory mergers, or
(iii) other acquisitions of portfolio securities that: (a) meet the investment objective and policies of the Fund, (b) are liquid and not subject to restrictions on resale, (c) have a value that is readily ascertainable via listing on or trading in a recognized United States or international exchange or market, and (d) are approved by the Fund's investment adviser.

SPECIMEN PRICE MAKE-UP

  Under the current distribution arrangements between the Fund and the Distributor, Class A shares are sold at a maximum sales charge of 5% and Class B*, Class C* and Class Z shares are sold at NAV. Using the Fund's NAV at May 31, 1998, the maximum offering price of the Fund's shares is as follows:

      CLASS A
      Net asset value and redemption price per Class A share............ $15.82
      Maximum sales charge (5% of offering price).......................    .83
                                                                         ------
      Maximum offering price to public.................................. $16.65
                                                                         ======
      CLASS B
      Net asset value, offering price and redemption price per Class B share*........................................................... $14.47
                                                                         ======
      CLASS C
      Net asset value, offering price and redemption price per Class C share*........................................................... $14.47
                                                                         ======
      CLASS Z
      Net asset value, offering price and redemption price per Class Z share............................................................ $16.01
                                                                         ======

     ---------
     *Class B and Class C shares are subject to a contingent deferred sales charge on certain redemptions. See "Shareholder Guide--How to Sell Your Shares--Contingent Deferred Sales
     Charges" in the Prospectus.

REDUCTION AND WAIVER OF INITIAL SALES CHARGES--CLASS A SHARES

  COMBINED PURCHASE AND CUMULATIVE PURCHASE PRIVILEGE. If an investor or eligible group of related investors purchases Class A shares of the Fund concurrently with Class A shares of other Prudential Mutual Funds, the purchases may be combined to take advantage of the reduced sales charges applicable to larger purchases. See the table of breakpoints under "Shareholder Guide--Alternative Purchase Plan" in the Prospectus.

  An eligible group of related Fund investors includes any combination of the following:

  (a) an individual;

  (b) the individual's spouse, their children and their parents;

  (c) the individual's and spouse's Individual Retirement Account (IRA);

  (d) any company controlled by the individual (a person, entity or group that holds 25% or more of the outstanding voting securities of a company will be deemed to control the company, and a partnership will be deemed to be controlled by each of its general partners);

  (e) a trust created by the individual, the beneficiaries of which are the individual, his or her spouse, parents or children;

  (f) a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account created by the individual or the individual's spouse; and

  (g) one or more employee benefits plans of a company controlled by an individual.

  In addition, an eligible group of related Fund investors may include an employer (or group of related employers) and one or more retirement or group plans of such employer or employers (an employer controlling, controlled by or under common control with another employer is deemed related to that employer).

  The Transfer Agent, the Distributor or your Dealer must be notified at the time of purchase that the investor is entitled to a reduced sales charge. The reduced sales charges will be granted subject to confirmation of the investor's holdings. The Combined Purchase and Cumulative Purchase Privilege does not apply to individual participants in any retirement or group plans.

  RIGHTS OF ACCUMULATION. Reduced sales charges are also available through Rights of Accumulation, under which an investor or an eligible group of related investors, as described above under "Combined Purchase and Cumulative Purchase Privilege," may aggregate the value of their existing holdings of shares of the Fund and shares of other Prudential Mutual Funds (excluding money market funds other than those acquired pursuant to the exchange privilege) to determine the reduced sales charge. However, the value of shares held directly with the Transfer Agent and through your Dealer will not be aggregated to determine the reduced sales charge. The value of existing holdings for purposes of determining the reduced sales charge is calculated using the maximum offering price (NAV plus maximum sales charge) as of the previous business day. See "How the Fund Values its Shares" in the Prospectus.

  The Distributor or the Transfer Agent must be notified at the time of purchase that the shareholder is entitled to a reduced sales charge. The reduced sales charges will be granted subject to confirmation of the investors' holdings. Rights of Accumulation are not available to individual participants in any retirement or group plans.

  LETTER OF INTENT. Reduced sales charges are also available to investors (or an eligible group of related investors), including retirement and group plans, who enter into a written Letter of Intent providing for the purchase, within a thirteen-month period, of shares of the Fund and shares of other Prudential Mutual Funds (Investment Letter of Intent). Retirement and group plans may also qualify to purchase Class A shares at NAV by entering into a Letter of Intent whereby they agree to enroll, within a thirteen-month period, a specified number of eligible employees or participants (Participant Letter of Intent).

  For purposes of the Investment Letter of Intent, all shares of the Fund and shares of other Prudential Mutual Funds (excluding money market funds other than those acquired pursuant to the exchange privilege) which were previously purchased and are still owned are also included in determining the applicable reduction. However, the value of shares held directly with the Transfer Agent and through your Dealer will not be aggregated to determine the reduced sales charge. All shares must be held either directly with the Transfer Agent or through your Dealer.

  A Letter of Intent permits a purchaser, in the case of an Investment Letter of Intent, to establish a total investment goal to be achieved by any number of investments over a thirteen-month period and, in the case of a Participant Letter of Intent, to establish a minimum eligible employee or participant enrollment goal over a thirteen-month period. Each investment made during the period, in the case of an Investment Letter of Intent, will receive the reduced sales charge applicable to the amount represented by the goal, as if it were a single investment. In the case of a Participant Letter of Intent, each investment made during the period will be made at net asset value. Escrowed Class A shares totaling 5% of the dollar amount of the Letter of Intent will be held by the Transfer Agent in the name of the purchaser, except in the case of retirement and group plans where the employer or plan sponsor will be responsible for paying any applicable sales charge. The effective date of an Investment Letter of Intent (except in the case of retirement and group plans) may be back-dated up to 90 days, in order that any investments made during this 90-day period, valued at the purchaser's cost, can be applied to the fulfillment of the Letter of Intent goal.

  The Investment Letter of Intent does not obligate the investor to purchase, nor the Fund to sell, the indicated amount. Similarly, the Participant Letter of Intent does not obligate the retirement or group plan to enroll the indicated number of eligible employees or participants. In the event the Letter of Intent goal is not achieved within the thirteen-month period, the purchaser (or the employer or plan sponsor, in the case of any retirement or group plan) is required to pay the difference between the sales charge otherwise applicable to the purchases made during this period and sales charge actually paid. Such payment may be made directly to the Distributor or, if not paid, the Distributor will liquidate sufficient escrowed shares to obtain such difference. Investors electing to purchase Class A shares of the Fund pursuant to a Letter of Intent should carefully read such Letter of Intent.

  The Distributor must be notified at the time of purchase that the investor is entitled to a reduced sales charge. The reduced sales charge will, in the case of an Investment Letter of Intent, be granted subject to confirmation of the investor's holdings or in the case of a Participant Letter of Intent, subject to confirmation of the number of eligible employees or participants in the retirement or group plan. Letters of Intent are not available to individual participants in any retirement or group plans.

WAIVER OF THE CONTINGENT DEFERRED SALES CHARGE--CLASS B SHARES

  The contingent deferred sales charge (CDSC) is waived under circumstances described in the Prospectus. See "Shareholder Guide--How to Sell Your Shares-- Waiver of the Contingent Deferred Sales Charges--Class B Shares" in the Prospectus. In connection with these waivers, the Transfer Agent will require you to submit the supporting documentation set forth below.

CATEGORY OF WAIVER                REQUIRED DOCUMENTATION
Death                             A copy of the shareholder's death certificate
                                  or, in the case of a trust, a copy of the
                                  grantor's death certificate, plus a copy of
                                  the trust agreement identifying the grantor.

Disability--An individual will    A copy of the Social Security Administration
be considered disabled if he or   award letter or a letter from a physician on
she is unable to engage in any    the physician's letterhead stating that the
substantial gainful activity by   shareholder (or, in the case of a trust, the
reason of any medically           grantor) is permanently disabled. The letter
determinable physical or mental   must also indicate the date of disability.
impairment which can be expected
to result in death or to be of
long-continued and indefinite
duration.

Distribution from an IRA or       A copy of the distribution form from the
403(b) Custodial Account          custodial firm indicating (i) the date of
                                  birth of the shareholder and (ii) that the
                                  shareholder is over age 59 1/2 and is taking
                                  a normal distribution--signed by the
                                  shareholder.

Distribution from Retirement      A letter signed by the plan
Plan                              administrator/trustee indicating the reason
                                  for the distribution.

Excess Contributions              A letter from the shareholder (for an IRA) or
                                  the plan administrator/trustee on company
                                  letterhead indicating the amount of the
                                  excess and whether or not taxes have been
                                  paid.

  The Transfer Agent reserves the right to request such additional documents as it may deem appropriate.

QUANTITY DISCOUNT--CLASS B SHARES PURCHASED PRIOR TO AUGUST 1, 1994

  The CDSC is reduced on the redemptions of Class B shares of the Fund purchased prior to August 1, 1994 if immediately after a purchase of such shares, the aggregate cost of all Class B shares of the Fund owned by you in a single account exceeded $500,000. For example, if you purchased $100,000 of Class B shares of the Fund and the following year purchased an additional

$450,000 of Class B shares with the result that the aggregate cost of your Class B shares of the Fund following the second purchase was $550,000, the quantity discount would be available for the second purchase of $450,000 but not for the first purchase of $100,000. The quantity discount will be imposed at the following rates depending on whether the aggregate value exceeded $500,000 or $1 million:

                                CONTINGENT DEFERRED SALES CHARGE
                              AS A PERCENTAGE OF DOLLARS INVESTED
             YEAR SINCE              OR REDEMPTION PROCEEDS
              PURCHASE       --------------------------------------
            PAYMENT MADE     $500,001 TO $1 MILLION OVER $1 MILLION
            ------------     ---------------------- ---------------
            First...........          3.0%               2.0%
            Second..........          2.0%               1.0%
            Third...........          1.0%                 0%
            Fourth and
             thereafter.....            0%                 0%

  You must notify the Fund's Transfer Agent either directly or through Prudential Securities or Prusec, at the time of redemption, that you are entitled to the reduced CDSC. The reduced CDSC will be granted subject to confirmation of your holdings.

                        SHAREHOLDER INVESTMENT ACCOUNT

  Upon the initial purchase of Fund shares, a Shareholder Investment Account is established for each investor under which the shares are held for the investor by the Transfer Agent. If a stock certificate is desired, it must be requested in writing for each transaction. Certificates are issued only for full shares and may be redeposited in the Account at any time. There is no charge to the investor for issuance of a certificate. The Fund makes available to its shareholders the following privileges and plans.

AUTOMATIC REINVESTMENT OF DIVIDENDS AND/OR DISTRIBUTIONS

  For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of the Fund. An investor may direct the Transfer Agent in writing not less than five full business days prior to the record date to have subsequent dividends or distributions sent in cash rather than reinvested. In the case of recently purchased shares for which registration instructions have not been received on the record date, cash payment will be made directly to the dealer. Any shareholder who receives a cash payment representing a dividend or distribution may reinvest such distribution at NAV by returning the check or the proceeds to the Transfer Agent within 30 days after the payment date. Such investment will be made at the NAV per share next determined after receipt of the check or proceeds by the Transfer Agent. Such shareholder will receive credit for any CDSC paid in connection with the amount of proceeds being reinvested.

EXCHANGE PRIVILEGE

  The Fund makes available to its shareholders the privilege of exchanging their shares of the Fund for shares of certain other Prudential Mutual Funds, including one or more specified money market funds, subject in each case to the minimum investment requirements of such funds. Shares of such other Prudential Mutual Funds may also be exchanged for shares of the Fund. All exchanges are made on the basis of the relative NAV next determined after receipt of an order in proper form. An exchange will be treated as a redemption and purchase for tax purposes. Shares may be exchanged for shares of another fund only if shares of such fund may legally be sold under applicable state laws. For retirement and group plans having a limited menu of Prudential Mutual Funds, the exchange privilege is available for those funds eligible for investment in the particular program.

  It is contemplated that the exchange privilege may be applicable to new mutual funds whose shares may be distributed by the Distributor.

  CLASS A. Shareholders of the Fund may exchange their Class A shares for Class A shares of certain other Prudential Mutual Funds, shares of Prudential Government Securities Trust (Short-Intermediate Term Series) and shares of the money market funds specified below. No fee or sales load will be imposed upon the exchange. Shareholders of money market funds who acquired such shares upon exchange of Class A shares may use the Exchange Privilege only to acquire Class A shares of the Prudential Mutual Funds participating in the Exchange Privilege.

  The following money market funds participate in the Class A Exchange
Privilege:

     Prudential California Municipal Fund
      (California Money Market Series)
     Prudential Government Securities Trust

      (Money Market Series) (Class A shares)

      (U.S. Treasury Money Market Series) (Class A shares)
     Prudential Municipal Series Fund
      (Connecticut Money Market Series)
      (Massachusetts Money Market Series)
      (New Jersey Money Market Series)
      (New York Money Market Series)
     Prudential MoneyMart Assets, Inc. (Class A Shares)
     Prudential Tax-Free Money Fund, Inc.

  CLASS B AND CLASS C. Shareholders of the Fund may exchange their Class B and Class C shares for Class B and Class C shares, respectively, of certain other Prudential Mutual Funds and shares of Prudential Special Money Market Fund, Inc. No CDSC will be payable upon such exchange, but a CDSC may be payable upon the redemption of the Class B and Class C shares acquired as a result of an exchange. The applicable sales charge will be that imposed by the fund in which shares were initially purchased and the purchase date will be deemed to be the first day of the month after the initial purchase, rather than the date of the exchange.

  Class B and Class C shares of the Fund may also be exchanged for shares of Prudential Special Money Market Fund, Inc., without imposition of any CDSC at the time of exchange. Upon subsequent redemption from such money market fund or after re-exchange into the Fund, such shares will be subject to the CDSC calculated by excluding the time such shares were held in the money market fund. In order to minimize the period of time in which shares are subject to a CDSC, shares exchanged out of the money market fund will be exchanged on the basis of their remaining holding periods, with the longest remaining holding periods being transferred first. In measuring the time period shares are held in a money market fund and "tolled" for purposes of calculating the CDSC holding period, exchanges are deemed to have been made on the last day of the month. Thus, if shares are exchanged into the Fund from a money market fund during the month (and are held in the Fund at the end of month), the entire month will be included in the CDSC holding period. Conversely, if shares are exchanged into a money market fund prior to the last day of the month (and are held in the money market fund on the last day of the month), the entire month will be excluded from the CDSC holding period. For purposes of calculating the seven year holding period applicable to the Class B conversion feature, the time period during which Class B shares were held in a money market fund will be excluded.

  At any time after acquiring shares of other funds participating in the Class B or Class C Exchange Privilege, a shareholder may again exchange those shares (and any reinvested dividends and distributions) for Class B or Class C shares of the Fund, respectively, without subjecting such shares to any CDSC. Shares of any fund participating in the Class B or Class C exchange privilege that were acquired through reinvestment of dividends or distributions may be exchanged for Class B or Class C shares, respectively, of other funds without being subject to any CDSC.

  CLASS Z. Class Z shares may be exchanged for Class Z shares of other Prudential Mutual Funds. No fee or sales load will be imposed on the exchange.

  Additional details about the exchange privilege and prospectuses for each of the Prudential Mutual Funds are available from the Transfer Agent, the Distributor or your Dealer. The exchange privilege may be modified, terminated or suspended on sixty days' notice, and any fund, including the Fund, or the Distributor, has the right to reject any exchange application relating to such fund's shares.

DOLLAR COST AVERAGING

  Dollar cost averaging is a method of accumulating shares by investing a fixed amount of dollars in shares at set intervals. An investor buys more shares when the price is low and fewer shares when the price is high. The average cost per share is lower than it would be if a constant number of shares were bought at set intervals.

  Dollar cost averaging may be used, for example, to plan for retirement, to save for a major expenditure, such as the purchase of a home, or to finance a college education. The cost of a year's education at a four-year college today averages around $14,000 at a private college and around $6,000 at a public university. Assuming these costs increase at a rate of 7% a year, as has been projected, for the freshman class beginning in 2011, the cost of four years at a private college could reach $210,000 and over $90,000 at a public university./1/

  The following chart shows how much you would need in monthly investments to achieve specified lump sums to finance your investment goals./2/

      PERIOD OF
      MONTHLY INVESTMENTS:                   $100,000 $150,000 $200,000 $250,000
      --------------------                   -------- -------- -------- --------
      25 years..............................  $  110   $  165   $  220   $  275
      20 years..............................     176      264      352      440
      15 years..............................     296      444      592      740
      10 years..............................     555      833    1,110    1,388
       5 years..............................   1,371    2,057    2,742    3,428

     See "Automatic Savings Accumulation Plan."
---------
/1/Source information concerning the costs of education at public and private universities is available from The College Board Annual Survey of Colleges, 1993. Average costs for private institutions include tuition, fees, room and board for the 1993-1994 academic year.

/2/The chart assumes an effective rate of return of 8% (assuming monthly compounding). This example is for illustrative purposes only and is not intended to reflect the performance of an investment in shares of the Fund. The investment return and principal value of an investment will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

AUTOMATIC SAVINGS ACCUMULATION PLAN (ASAP)

  Under ASAP, an investor may arrange to have a fixed amount automatically invested in shares of the Fund monthly by authorizing his or her bank account or brokerage account (including a Prudential Securities Command Account) to be debited to invest specified dollar amounts in shares of the Fund. The investor's bank must be a member of the Automatic Clearing House System. Stock certificates are not issued to ASAP participants.

  Further information about this program and an application form can be obtained from the Transfer Agent, the Distributor or your Dealer.

SYSTEMATIC WITHDRAWAL PLAN

  A systematic withdrawal plan is available to shareholders through the Transfer Agent, the Distributor or your Dealer. Such withdrawal plan provides for monthly or quarterly checks in any amount, except as provided below, up to the value of the shares in the shareholder's account. Withdrawals of Class B or Class C shares may be subject to a CDSC. See "Shareholder Guide--How to Sell Your Shares--Contingent Deferred Sales Charges" in the Prospectus.

  In the case of shares held through the Transfer Agent (i) a $10,000 minimum account value applies, (ii) withdrawals may not be for less than $100 and
(iii) the shareholder must elect to have all dividends and/or distributions automatically reinvested in additional full and fractional shares at NAV on shares held under this plan. See "Shareholder Investment Account--Automatic Reinvestment of Dividends and/or Distributions."

  The Distributor and the Transfer Agent act as agents for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the periodic withdrawal payment. The systematic withdrawal plan may be terminated at any time, and the Distributor reserves the right to initiate a fee of up to $5 per withdrawal, upon 30 days' written notice to the shareholder.

  Withdrawal payments should not be considered as dividends, yield or income. If periodic withdrawals continuously exceed reinvested dividends and distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted.

  Furthermore, each withdrawal constitutes a redemption of shares, and any gain or loss realized must be generally recognized for federal income tax purposes. In addition, withdrawals made concurrently with purchases of additional shares are inadvisable because of the sales charges applicable to
(i) the purchase of Class A shares and (ii) the withdrawal of Class B and Class C shares. Each shareholder should consult his or her own tax adviser with regard to the tax consequences of the systematic withdrawal plan, particularly if used in connection with a retirement plan.

TAX-DEFERRED RETIREMENT PLANS

  Various tax-deferred retirement plans, including a 401(k) plan, self-directed individual retirement accounts and "tax-deferred accounts" under
Section 403(b)(7) of the Internal Revenue Code are available through the Distributor. These plans are for use by both self-employed individuals and corporate employers. These plans permit either self-direction of accounts by participants, or a pooled account arrangement. Information regarding the establishment of these plans, and the administration, custodial fees and other details are available from your Dealer or the Transfer Agent.

  Investors who are considering the adoption of such a plan should consult with their own legal counsel or tax adviser with respect to the establishment and maintenance of any such plan.

TAX-DEFERRED RETIREMENT ACCOUNTS

  INDIVIDUAL RETIREMENT ACCOUNTS. An individual retirement account (IRA) permits the deferral of federal income tax on income earned in the account until the earnings are withdrawn (or, in the case of a Roth IRA, the avoidance of federal income tax on such income). The following chart represents a comparison of the earnings in a personal savings account with those in an IRA, assuming a $2,000 annual contribution, an 8% rate of return and a 39.6% federal income tax bracket and shows how much more retirement income can accumulate within an IRA as opposed to a taxable individual savings account.

                          TAX-DEFERRED COMPOUNDING/1/

        CONTRIBUTIONS                     PERSONAL
        MADE OVER:                        SAVINGS                                        IRA
        -------------                     --------                                     --------
        10 years                          $ 26,165                                     $ 31,291
        15 years                            44,675                                       58,649
        20 years                            68,109                                       98,846
        25 years                            97,780                                      157,909
        30 years                           135,346                                      244,692

---------

/1/The chart is for illustrative purposes only and does not represent the performance of the Fund or any specific investment. It shows taxable versus tax-deferred compounding for the periods and on the terms indicated. Earnings in a traditional IRA account will be subject to tax when withdrawn from the account. Distributions from a Roth IRA which meet the conditions required under the Internal Revenue Code will not be subject to tax upon withdrawal from the account.

MUTUAL FUND PROGRAMS

  From time to time, the Fund may be included in a mutual fund program with other Prudential Mutual Funds. Under such a program, a group of portfolios will be selected and thereafter marketed collectively. Typically, these programs are created with an investment theme, e.g., to seek greater diversification, protection from interest rate movements or access to different management styles. In the event such a program is instituted, there may be a minimum investment requirement for the program as a whole. The Fund may waive or reduce the minimum initial investment requirements in connection with such a program.

  The mutual funds in the program may be purchased individually or as part of a program. Since the allocation of portfolios included in the program may not be appropriate for all investors, individuals should consult their Financial Advisor concerning the appropriate blend of portfolios for them. If investors elect to purchase the individual mutual funds that constitute the program in an investment ratio different from that offered by the program, the standard minimum investment requirements for the individual mutual funds will apply.

                                NET ASSET VALUE

  Under the Investment Company Act, with respect to securities for which market quotations are not readily available, the Board of Directors is responsible for determining in good faith the fair value of securities of the Fund. In accordance with procedures adopted by the Board of Directors, the value of investments listed on a securities exchange on such exchange system and NASDAQ National Market System securities (other than options on stock and stock indices) are valued at the last sale price on the day of valuation or, if there was no sale on such day, the mean between the last bid and asked prices on such day, as provided by a pricing service or principal market maker. Corporate bonds (other than convertible debt securities) and U.S. Government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Manager in consultation with the Subadviser to be over-the-counter, are valued on the basis of valuations provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, agency ratings, market transactions in comparable securities and various relationships between securities in determining value. Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Manager in consultation with the Subadviser to be over-the-counter, are valued at the mean between the last reported bid and asked prices provided by principal market makers. Options on securities and securities indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on the respective exchange and futures contracts and options thereon are valued at their last sale prices as of the close of trading on the applicable commodities exchange. Quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the current rate obtained from a recognized bank or dealer and forward currency exchange contracts are valued at the current cost of covering or offsetting such contracts. Should an extraordinary event, which is likely to affect the value of the security, occur after the close of an exchange on which a portfolio security is traded, such security will be valued at fair value considering factors determined in good faith by the investment adviser under procedures established by and under the general supervision of the Fund's Board of Directors.

  Securities or other assets for which reliable market quotations are not readily available, or for which the pricing agent or principal market maker does not provide a valuation or methodology or provides a valuation or methodology that, in the judgment of the Manager or Subadviser (or Valuation Committee or Board of Directors), does not represent fair value, are valued by the Valuation Committee or Board of Directors in consultation with the Manager and Subadviser. Short-term debt securities are valued at cost, with interest accrued or discount amortized to the date of maturity, if their original maturity was 60 days or less, unless this is determined by the Board of Directors not to represent fair value. Short-term securities with remaining maturities of more than 60 days, for which market quotations are readily available, are valued at their current market quotations as supplied by an independent pricing agent or principal market maker. The Fund will compute its NAV at 4:15 P.M., New York time, on each day the New York Stock Exchange is open for trading except on days on which no orders to purchase, sell or redeem Fund shares have been received or days on which changes in the value of the Fund's portfolio securities do not affect NAV. In the event the New York Stock Exchange closes early on any business day, the NAV of the Fund's shares shall be determined at the time between such closing and 4:15 P.M., New York time. The New York Stock Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

  NAV is calculated separately for each class. The NAV of Class B and Class C shares will generally be lower than the NAV of Class A shares as a result of the larger distribution-related fee to which Class B and Class C shares are subject. The NAV of Class Z shares will generally be higher than the NAV of Class A, Class B or Class C shares as a result of the fact that Class Z shares are not subject to any distribution or service fee. It is expected, however, that the NAV per share of each class will tend to converge immediately after the recording of dividends, if any, which will differ by approximately the amount of the distribution and/or service fee expense accrual differential among the classes.

                      TAXES, DIVIDENDS AND DISTRIBUTIONS

  The Fund has elected to qualify and intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code. This relieves the Fund (but not its shareholders) from paying federal income tax on income and capital gains which are distributed to shareholders and permits net capital gains of the Fund (i.e., the excess of net long-term capital gains over net short-term capital losses) to be treated as long-term capital gains of the shareholders, regardless of how long shares in the Fund are held.

  Qualification as a regulated investment company requires, among other things, that (a) at least 90% of the Fund's annual gross income (without reduction for losses from the sale or other disposition of securities) be derived from interest, dividends, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; (b) the Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the value of the Fund's assets is represented by cash, U.S. Government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the value of the assets of the Fund and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities); and (c) the Fund distribute to its shareholders at least 90% of its net investment income and net short-term gains (i.e., the excess of net short-term capital gains over net long-term capital losses) in each year.

  The Fund is required under the Internal Revenue Code to distribute 98% of its ordinary income in the same calendar year in which it is earned. The Fund is also required to distribute during the calendar year 98% of the capital gain net income it earned during the twelve months ending on October 31 of such calendar year. In addition, the Fund must distribute during the calendar year any undistributed ordinary income and undistributed capital gain net income from the prior year or the twelve-month period ending on October 31 of such prior calendar year, respectively. To the extent it does not meet these distribution requirements, the Fund will be subject to a non-deductible 4% excise tax on the undistributed amount. For purposes of this excise tax, income on which the Fund pays income tax is treated as distributed.

  Gains or losses on sales of securities by the Fund will generally be treated as long-term capital gains or losses if the securities have been held by it for more than one year, except in certain cases where the Fund acquires a put or writes a call thereon or otherwise holds an offsetting position with respect to the securities. Other gains or losses on the sale of securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities will generally be treated as gains and losses from the sale of securities. If an option written by the Fund on securities lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will generally realize capital gain or loss. If securities are sold by the Fund pursuant to the exercise of a call option written by it, the Fund will include the premium received in the sale proceeds of the securities delivered in determining the amount of gain or loss on the sale. Certain of the Fund's transactions may be subject to wash sale, short sale, constructive sale, conversion transaction and straddle provisions of the Internal Revenue Code which may, among other things require the Fund to recognize gain, defer recognition of losses or cause gain to be treated as ordinary income rather than as capital gain. In addition, debt securities acquired by the Fund may be subject to original issue discount and market discount rules which, respectively, may cause the Fund to accrue income in advance of the receipt of cash with respect to interest or cause gains to be treated as ordinary income.

  Special rules apply to most options on stock indices, futures contracts and options thereon, and forward foreign currency exchange contracts in which the Fund may invest. See "Investment Objective and Policies." These investments will generally constitute Section 1256 contracts and will be required to be "marked to market" for federal income tax purposes at the end of the Fund's taxable year; that is, treated as having been sold at market value. Except with respect to certain forward foreign currency exchange contracts, sixty percent of any gain or loss recognized on such deemed sales and on actual dispositions will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss.

  A "passive foreign investment company" (PFIC) is a foreign corporation that, in general, meets either of the following tests: (a) at least 75% of its gross income is passive or (b) an average of at least 50% of its assets produce, or are held for the production of, passive income. If the Fund acquires and holds stock in a PFIC beyond the date of the taxable year of its acquisition, the Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock or of any gain from the disposition of such stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The Fund may make a "mark-to-market" election with respect to certain stock it holds in a PFIC and avoid the foregoing tax and interest obligation. If the election is in effect, at the end of the Fund's taxable year, the Fund will recognize the amount of current year appreciation, if any, on shares of such PFIC stock that are held. Any loss will be recognized on the PFIC stock to the extent of previously recognized mark-to-market gains. Alternatively, the Fund may elect to treat any PFIC in which it invests as a "qualified electing fund", in which case, in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income in each taxable year its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain, even if they are not distributed to the Fund; those amounts would be subject to the annual distribution requirements applicable to the Fund described above. Because the election to treat a PFIC as a qualified electing fund cannot be made without the provision of certain information by the PFIC, it is unlikely that the Fund will be able to make such an election.

  Gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses on forward foreign currency exchange contracts or dispositions of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Internal Revenue Code as "Section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. If Section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his or her Fund shares.

  Shareholders electing to receive dividends and distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

  Any dividends paid shortly after a purchase by an investor may have the effect of reducing the per share net asset value of the investor's shares by the per share amount of the dividends. Furthermore, such dividends, although in effect a return of capital, are subject to federal income taxes. Therefore, prior to purchasing shares of the Fund, the investor should carefully consider the impact of dividends, including capital gains distributions, which are expected to be or have been announced.

  The per share dividends on Class B and Class C shares will be lower than the per share dividends on Class A and Class Z shares as a result of the higher distribution-related fee applicable to the Class B and Class C shares and lower on Class A shares in relation to Class Z shares. The per share distributions of net capital gains, if any, will be paid in the same amount for Class A, Class B, Class C and Class Z shares. See "Net Asset Value."

  Dividends of net investment income and distributions of net short-term capital gains paid to a shareholder (including a shareholder acting as a nominee or fiduciary) who is a nonresident alien individual, a foreign corporation or a foreign partnership (foreign shareholder) are subject to a 30% (or lower treaty rate) withholding tax upon the gross amount of the dividends unless the dividends are effectively connected with a U.S. trade or business conducted by the foreign shareholder. Capital gain dividends paid to a foreign shareholder generally are not subject to withholding tax. A foreign shareholder will, however, be required to pay U.S. income tax on any dividends and capital gain distributions which are effectively connected with a U.S. trade or business of the foreign shareholder.

  Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine in advance the effective rate of foreign tax to which the Fund will be subject, since the amount of the Fund's assets to be invested in various countries is not known.

  If the Fund is liable for foreign income taxes, and if more than 50% of the value of the Fund's assets consists of securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income taxes paid by the Fund. For the fiscal year ended May 31, 1998, the Fund did not elect under the Internal Revenue Code to "pass-through" to its shareholders foreign income taxes paid by the Fund, since at the close of its taxable year less than 50% of the value of the Fund's total assets consisted of securities of foreign corporations. If the Fund elects to "pass through" the foreign taxes, shareholders will be required to: (i) include in gross income (in addition to taxable dividends actually received) their pro rata share of the foreign income taxes paid by the Fund; and (ii) treat their pro rata share of foreign income taxes as paid by them. Shareholders will then be permitted either to deduct their pro rata share of foreign income taxes in computing their taxable income or to claim a foreign tax credit against U.S. income taxes. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Foreign shareholders may not deduct or claim a credit for foreign tax unless the dividends paid to them by the Fund are effectively connected with a U.S. trade or business. Accordingly, a foreign shareholder may recognize additional taxable income as a result of the Fund's election to "pass through" the foreign income taxes to shareholders.

  The amount of foreign taxes for which a shareholder may claim a credit in any year will generally be subject to a separate limitation for "passive income," which includes, among other things, dividends, interest and certain foreign currency gains. Gain from the sale of a security and gain or loss from a Section 988 transaction which is treated as ordinary income or loss (or would have been so treated absent an election by the Fund) will be treated as derived from sources within the United States, potentially reducing the amount allowable as a credit under the limitation.

  Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid by the Fund and (b) the portion of the dividend which represents income derived from foreign sources.

  The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

                            PERFORMANCE INFORMATION

  AVERAGE ANNUAL TOTAL RETURN. The Fund may from time to time advertise its average annual total return. Average annual total return is determined separately for Class A, Class B, Class C and Class Z shares. See "How the Fund Calculates Performance" in the Prospectus.

  Average annual total return is computed according to the following formula:

                         P(1+T) to the nth power = ERV

Where: P = a hypothetical initial payment of $1,000.
   T = average annual total return.
   n = number of years.
   ERV = ending redeemable value at the end of the 1, 5 or 10 year periods
       (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods.

  Average annual total return takes into account any applicable initial or contingent deferred sales charges but does not take into account any federal or state income taxes that may be payable upon redemption.

  The average annual total return for Class A shares for the one year, five year and since inception (January 22, 1990) periods ended May 31, 1998 were 4.32%, 10.32% and 8.78%, respectively. The average annual total return for Class B shares for the one year, five year and ten year periods ended May 31, 1998 were 4.04%, 10.46% and 9.52%, respectively. The average annual total return for Class C shares for the one year and since inception (August 1, 1994) periods ended May 31, 1998 were 8.04% and 7.45%, respectively. The average annual total return for Class Z shares for the one year and since inception (September 13, 1996) periods ended May 31, 1998 were 10.22% and 14.29%, respectively.

  AGGREGATE TOTAL RETURN. The Fund may also advertise its aggregate total return. Aggregate total return is determined separately for Class A, Class B, Class C and Class Z shares. See "How the Fund Calculates Performance" in the Prospectus.

  Aggregate total return represents the cumulative change in the value of an investment in the Fund and is computed according to the following formula:

                                     ERV-P
                                     -----
                                       P

  Where: P = a hypothetical initial payment of $1,000.
      ERV = ending redeemable value at the end of the 1, 5 or 10 year periods (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods.

  Aggregate total return does not take into account any federal or state income taxes that may be payable upon redemption or any applicable initial or contingent deferred sales charges.

  The aggregate total return for Class A shares for the one year, five year and since inception (January 22, 1990) periods ended May 31, 1998 were 9.81%, 71.97% and 112.57%, respectively. The aggregate total return for Class B shares for the one year, five year and ten year periods ended May 31, 1998 were 9.04%, 65.46% and 148.24%, respectively. The aggregate total return for Class C shares for the one year and since inception (August 1, 1994) periods ended May 31, 1998 were 9.04% and 31.68%, respectively. The aggregate total return for the Class Z shares for the one year and since inception (September 13, 1996) periods ended May 31, 1998 were 10.22% and 25.55%, respectively.

  YIELD. The Fund may from time to time advertise its yield as calculated over a 30-day period. Yield is calculated separately for Class A, Class B, Class C and Class Z shares. This yield will be computed by dividing the Fund's net investment income per share earned during this 30-day period by the maximum offering price per share on the last day of the period. Yield is calculated according to the following formula:

                                     a -- b
                                    ________
                    YIELD = 2 [(               +1) to the 6th power - 1]
                                      cd

Where:
     a = dividends and interest earned during the period.
     b = expenses accrued for the period (net of reimbursements).
     c = the average daily number of shares outstanding during the period that were entitled to receive dividends.
     d = the maximum offering price per share on the last day of the period.

  Yield fluctuates and an annualized yield quotation is not a representation by the Fund as to what an investment in the Fund will actually yield for any given period.

  From time to time, the performance of the Fund may be measured against various indices. Set forth below is a chart which compares the performance of different types of investments over the long-term and the rate of inflation./1/

                         [BAR CHART APPEARS HERE]

                   A LOOK AT PERFORMANCE OVER THE LONG-TERM
                            AVERAGE ANNUAL RETURNS
                               1/1/26 - 12/31/97

                       Common Stocks               11.0%
                       Long-Term Gov't. Bonds       5.2%
                       Inflation                    3.1%


  /1/Source: Ibbotson Associates, "Stocks, Bonds, Bills and Inflation--1998 Yearbook", (annually updates the work of Roger G. Ibbotson and Rex A. Sinquefield). All rights reserved. Common stock returns are based on the Standard & Poor's 500 Stock Index, a market-weighted, unmanaged index of 500 common stocks in a variety of industry sectors. It is a commonly used indicator of broad stock price movements. This chart is for illustrative purposes only, and is not intended to represent the performance of any particular investment or fund. Investors cannot invest directly in an index. Past performance is not a guarantee of future results.

               CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT
                          AND INDEPENDENT ACCOUNTANTS

  State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, serves as Custodian for the Fund's portfolio securities and cash and in that capacity maintains certain financial and accounting books and records pursuant to an agreement with the Fund. Subcustodians provide custodial services for the Fund's foreign assets held outside the United States. See "How the Fund is Managed--Custodian and Transfer and Dividend Disbursing Agent" in the Prospectus.

  Prudential Mutual Fund Services LLC (PMFS), Raritan Plaza One, Edison, New Jersey 08837, serves as the Transfer and Dividend Disbursing Agent of the Fund. It is a wholly-owned subsidiary of PIFM. PMFS provides customary transfer agency services to the Fund, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, payment of dividends and distributions and related functions. For these services, PMFS receives an annual fee per shareholder account, a new account set-up fee for each manually established account and a monthly inactive zero balance account fee per shareholder account. PMFS is also reimbursed for its out-of-pocket expenses, including but not limited to postage, stationery, printing, allocable communication expenses and other costs. For the fiscal year ended May 31, 1998, the Fund incurred fees of approximately $327,000 for PMFS's services.

  PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, serves as the Fund's independent accountants and in that capacity have audited the Fund's financial statements for the fiscal year ended May 31, 1998.

Portfolio of Investments as
of May 31, 1998                    PRUDENTIAL GLOBAL GENESIS FUND, INC.
-----------------------------------------------------------------------

                                                       Value
Shares      Description                              (Note 1)
----------------------------------------------------------------
LONG-TERM INVESTMENTS--95.5%
COMMON STOCKS--92.5%
----------------------------------------------------------------
Australia--0.2%
  190,150    Goodman Fielder, Ltd. (Food
                Processing)                        $     284,928
----------------------------------------------------------------
Brazil--0.1%
  202,000    Companhia Forca E Luz Cataguazes
                (Utilities-Electric)                      20,284
  847,000    Telecomunicacoes de Sao Paulo S.A.
                (Telecommunication Services)             128,863
                                                   -------------
                                                         149,147
----------------------------------------------------------------
Canada--1.5%
   25,300    Canadian Western Bank Edmonton
                (Banking)                                399,533
   53,400    Clearnet Communications, Inc.
                (Cellular Communications)                610,762
   48,600    International Verifact, Inc.(a)
                (Computers)                              330,351
   14,000    Laurentian Bank of Canada (Banking)         324,419
   20,200    LGS Group, Inc. (Computer Software
                & Services)                              233,005
  105,600    Sedna Geotech, Inc.(a) (Mineral
                Resources)                                79,756
                                                   -------------
                                                       1,977,826
----------------------------------------------------------------
Chile--0.4%
   14,100    Laboratorio Chile S.A. (ADR)
                (Medical Devices)                        250,275
   28,000    Quinenco S.A. (ADR)
                (Telecommunication Services)             266,000
                                                   -------------
                                                         516,275
----------------------------------------------------------------
Denmark--0.3%
   30,097    Jacob Holm & Sons A/S(a) (Textiles)         420,423
----------------------------------------------------------------
France--5.4%
    9,359    Ciments Francais (Basic
                Industries-Manufacturing)                584,615
    4,372    Compagnie Francaise d'Etudes et de
                Construction Technip (Building &
                Construction)                      $     626,522
   38,433    Dollfus-Mieg & Cie S.A. (Textiles)        1,058,508
      381    Galeries Lafayette (Retail)                 369,081
    8,061    Geodis (Transportation/Shipping)            632,784
    2,239    GFI Industries S.A. (Machinery &
                Engineering)                             609,926
      667    Groupe Flo(a) (Restaurants)                  39,771
    2,706    Havas Advertising S.A.
                (Advertising)                            571,725
   53,082    Lectra Systemes(a) (Computer
                Software & Services)                     414,918
   48,305    Societe Generale D' Enterprises
                S.A.(a) (Construction)                 2,234,811
                                                   -------------
                                                       7,142,661
----------------------------------------------------------------
Germany--1.0%
   10,208    Pfandbriefbank Hypothek (Banking)           816,549
    5,983    Schwarz Pharma AG (Pharmaceuticals)         499,365
                                                   -------------
                                                       1,315,914
----------------------------------------------------------------
Hong Kong--1.7%
  434,000    ASM Pacific Technology, Ltd.
                (Machinery & Engineering)                294,038
1,492,000    Innovative International Holdings,
                Ltd. (Automotive Parts)                  288,811
  170,000    Li & Fung, Ltd. (Consumer Products)         263,260
2,107,000    Lung Kee (Bermuda) Holdings, Ltd.
                (Industrial Components)                  516,621
  727,000    QPL International Holdings, Ltd.(a)
                (Electronic Components)                  170,750
  196,500    Varitronix International, Ltd.
                (Electronic Components)                  412,069
1,179,000    Wong's International Holdings, Ltd.
                (Electronic Components)                  270,825
  116,000    Yips Hang Cheung Holdings(a)
                (Chemicals)                                7,111
                                                   -------------
                                                       2,223,485

--------------------------------------------------------------------------------
See Notes to Financial Statements.     B-33

Portfolio of Investments as
of May 31, 1998                    PRUDENTIAL GLOBAL GENESIS FUND, INC.
-----------------------------------------------------------------------

                                                       Value
Shares      Description                              (Note 1)
----------------------------------------------------------------
Ireland--1.1%
   43,676    Adare Printing Group PLC (Printing)   $     616,923
  100,699    Anglo Irish Bank Corp. PLC
                (Banking)                                275,229
   63,312    DCC PLC (Diversified Operations)            558,926
                                                   -------------
                                                       1,451,078
----------------------------------------------------------------
Italy--2.5%
   22,221    Banca Popolare Di Bergamo Credito
                Vaesino SpA (Banking)                    523,631
  123,999    Banca Popolare di Milano (Banking)        1,117,824
   88,155    Bulgari SpA (Retail)                        520,214
   18,723    Mediolanum SpA (Life Insurance)             626,744
  168,237    Pirelli SpA (Misc. Materials &
                Commodities)                             555,670
                                                   -------------
                                                       3,344,083
----------------------------------------------------------------
Japan--4.1%
    1,200    Advantest Corp. (Electronic
                Components)                               73,939
   13,600    Asatsu, Inc. (Advertising)                  268,721
   10,000    Asia Securities Printing Co.
                (Printing)                                82,059
    2,000    Bellsystem, Inc. (Communications)           264,891
    5,000    C Uyemura & Co. (Chemicals)                 143,603
   41,000    Calsonic Corp. (Automotive Parts)           145,496
    6,700    Daiseki Co., Ltd. (Commercial
                Services)                                 47,022
      500    Furusato Industries (Building
                Materials & Components)                    1,512
    5,000    Hogy Medical Co. (Medical Products)         145,042
    9,000    Ibiden Co., Ltd. (Electronic
                Components)                              132,158
    3,600    Itoen, Ltd. (Beverages)                     110,909
    7,000    Japan Lifeline Co., Ltd. (Medical
                Technology)                              143,603
   20,000    Kawasumi Laboratories (Medical
                Products)                                292,244
    2,300    Keyence Corp. (Electronic
                Components)                              276,315
    6,400    Matsumotokiyoshi (Retail)                   219,744
   11,600    Mimasu Semiconductor Industry Co.,
                Ltd. (Electronic Components)             141,947
   15,818    Ministop Co., Ltd. (Food/Drug
                Retail)                                  306,852
    3,000    Mirai Industry Co., Ltd.
                (Miscellaneous)                           29,152
    8,500    Misumi Corp. (Industrial
                Components)                              156,631
    6,800    Mitsui High-Tec, Inc. (Industrial
                Components)                        $     166,421
    6,000    Nichii Gakkan Co. (Health Services)         198,668
   17,200    Nihon Dempa Kogyo (Electronic
                Components)                              112,913
   37,000    Nippei Toyama (Machinery)                   119,849
       90    Nissen(a) (Merchandising)                       162
    7,600    Oiles Corp. (Industrial Components)         186,000
    3,200    Otsuka Kagu, Ltd. (Retail)                  154,558
    3,000    Plenus Co., Ltd. (Retail)                    47,076
    9,000    Pulstec Industrial Co., Ltd. (Misc.
                Materials & Commodities)                 132,805
    5,600    Riso Kagaku Corp. (Office Equipment
                & Supplies)                              315,220
    8,000    Rock Field Co., Ltd. (Foods)                108,260
    2,800    Ryohin Keikaku Co., Ltd. (Retail)           249,919
    6,200    Square Co., Ltd. (Computer Software
                & Services)                              198,596
    7,800    Union Tool Co. (Machinery &
                Engineering)                             275,112
   18,500    Up, Inc. (Education)                         46,608
    6,050    Zenrin Co., Ltd. (Electronic
                Components)                              204,679
                                                   -------------
                                                       5,498,686
----------------------------------------------------------------
Mexico--2.4%
   25,000    Apasco S.A. de C.V. (Building &
                Products)                                152,657
  195,000    Biper S.A. de C.V.
                (Telecommunication Services)              91,016
    7,700    Coca Cola Femsa S.A. de C.V. (ADR)
                (Beverages)                              130,900

  212,600    Consorcio Hogar S.A. de C.V.
                (Building & Construction)                250,004
   52,000    Corporacion Interamericana de Entre
                Entretenimiento S.A.
                (Miscellaneous Services)                 167,010
  246,200    Corporativo Fragua S.A.(a) (Retail)         278,917
    5,340    Fomento Economico Mexicano S.A.
                (Development)                            176,220
  109,000    G Accion, S.A. de C.V. (Real
                Estate-Landlords)                         98,788
   26,400    Geo Corp. S.A. de C.V. (Building &
                Construction)                            150,738

--------------------------------------------------------------------------------
See Notes to Financial Statements.     B-34

Portfolio of Investments as
of May 31, 1998                    PRUDENTIAL GLOBAL GENESIS FUND, INC.
-----------------------------------------------------------------------

                                                       Value
Shares      Description                              (Note 1)
----------------------------------------------------------------
Mexico (cont'd.)
   22,700    Grupo Elektra, S.A. de C.V. (ADR)
                (Retail)                           $     263,887
  379,400    Grupo Financiero Bancomer S.A. de
                C.V. (Banking)                           189,120
  244,800    Grupo Financiero Banorte S.A. de
                C.V. (Banking)                           332,797
   19,200    Grupo Radio Centro S.A. de C.V.
                (ADR) (Radio & Television)               247,200
   12,100    Industrias Bachoco S.A. (ADR)
                (Foods)                                  136,125
   63,700    Kimberly-Clark de Mexico, S.A. de
                C.V. (Cosmetics & Soaps)                 265,567
   19,600    Tubos de Acero de Mexico, S.A.
                (Steel-Producers)                        292,775
                                                   -------------
                                                       3,223,721
----------------------------------------------------------------
Netherlands--2.9%
    2,521    BAM Groep N.V. (Building &
                Construction)                            225,907
   23,357    DOCdata N.V. (Miscellaneous)                709,283
   17,830    Getronics N.V. (Technology)                 886,161
   16,128    Internatio-Muller NV (Engineering &
                Equipment)                               581,139
    3,533    Prolion Holdings N.V. (Machinery)           451,271
      787    Twentsche Kabel Holdings N.V.
                (Diversified Industries)                  29,727
   29,073    Volker Wessels Stevin-N.V.(a)
                (Housing Construction)                   924,764
                                                   -------------
                                                       3,808,252
----------------------------------------------------------------
Norway--2.4%
  146,215    Agresso Group ASA (Computer
                Services)                                668,011
   64,831    ASK ASA(a) (Data Processing &
                Reproduction)                            540,873
   14,713    Seateam Technology ASA(a)
                (Telecommunications Equipment)           311,741
   39,507    Sondenfjedske ND (Oil Services)             844,927
   78,491    Tandberg Television ASA
                (Telecommunications Equipment)           805,553
                                                   -------------
                                                       3,171,105
----------------------------------------------------------------
Peru--0.1%
    8,400    Compania De Minas Buenaventura
                (ADR) (Construction)               $     131,775
----------------------------------------------------------------
Portugal--0.4%
   10,322    Portugal Telecom S.A.
                (Telecommunications)                     541,778
----------------------------------------------------------------
Spain--1.8%
   14,336    BCO PASTOR (Gold)                           793,976
    2,682    Bodegas Y Bebidas S.A. (Beverages)          122,721
    5,173    GPO Acciona (Building &
                Construction)                          1,330,171
    3,697    Miquel Y Costas & Miquel S.A.
                (Paper)                                  188,909
                                                   -------------
                                                       2,435,777
----------------------------------------------------------------
Sweden--1.1%
   29,176    Enator AB (Computer Services)               918,595
   15,743    NetCom Systems AB(a)
                (Telecommunication Services)             602,019
                                                   -------------
                                                       1,520,614
----------------------------------------------------------------
Switzerland--5.1%
      376    Gurit-Heberlein AG (Manufacturing)        1,467,503
      125    Hilti (Machinery)                           114,309
    2,379    Kardex AG (Miscellaneous)                   777,765
    6,222    Mikron Holding AG(a) (Machinery &
                Engineering)                           1,593,771
      292    Phonak Holding AG (Medical
                Products)                                275,565
    2,190    PubliGroupe S.A. (Advertising)              696,785
      601    Sarna Kunststoff Holdings AG(a)
                (Building & Products)                  1,134,344
      172    SIG Schweizerische
                Industrie-Gesellschaft Holding
                AG (Industrial Machinery)                162,899
    2,089    Valora Holdings (Restaurants)               566,783
                                                   -------------
                                                       6,789,724
----------------------------------------------------------------
Thailand--0.1%
  134,320    Thai Storage Battery Public Co.,
                Ltd. PLC (Automotive Parts)              136,349

--------------------------------------------------------------------------------
See Notes to Financial Statements.     B-35

Portfolio of Investments as
of May 31, 1998                    PRUDENTIAL GLOBAL GENESIS FUND, INC.
-----------------------------------------------------------------------

                                                       Value
Shares      Description                              (Note 1)
----------------------------------------------------------------
United Kingdom--15.3%
    6,830    Alliance UniChem PLC
                (Pharmaceuticals)                  $      56,631
   75,719    Arriva PLC (Diversified Industries)         551,205
  214,674    Baird (William) PLC (Textiles &
                Apparel)                                 833,930
   75,462    Blacks Leisure Group PLC (Retail)           453,262
   89,223    British-Borneo Petroleum Syndicate
                PLC (Oil & Gas
                Exploration/Production)                  560,675
  102,549    Cadcentre Group PLC(a) (Computers)          493,772
   73,544    Capita Group PLC (Merchandising)            651,809
  290,769    Datrontech Group PLC (Electronic
                Components)                              579,004
   98,393    David Brown Group PLC
                (Manufacturing)                          425,582
  240,923    Dialog Corp. PLC(a) (Computer
                Services)                                570,190
   17,207    Dr. Solomon's Group PLC(a) (ADR)
                (Computer Software & Services)           507,607
  165,704    Finelist Group PLC (Automotive
                Parts)                                   979,073
  158,262    FirstGroup PLC (Transportation-Road
                & Rail)                                1,121,088
  149,926    FKI PLC (Manufacturing)                     513,889
   21,996    Games Workshop Group PLC (Toy
                Manufacturer)                            190,280
  133,158    Headlam Group, PLC (Distribution/
                Wholesalers)                             858,495
  168,189    Hewden Stuart PLC (Auto/Equipment
                Rental)                                  565,507
   25,199    Hozelock Group PLC (Farm &
                Industrial Machinery)                    150,124
    1,048    Icon PLC (ADR)(a) (Retail)                   26,724
   96,329    Jarvis PLC (Construction)                 1,202,796
  250,301    Jarvis Hotels PLC (Hotels)                  694,520
   68,689    Johnson Matthey PLC (Electronics)           695,108
  138,934    Johnston Press PLC (Publishing)             535,173
   80,370    London International Group, PLC
                (Health Care)                            255,801
   92,603    Matalan PLC (Retail)                        426,233
  173,395    Mayflower Corp. PLC (Automobiles &
                Trucks)                                  679,237
  692,951    Mowlem (John) & Co. PLC
                (Construction)                         1,453,380
   33,303    Nestor Healthcare Group PLC (Health
                Care)                                    177,748
  162,062    Partco Group PLC (Automotive)               814,714
    4,295    Perpetual (Financial Services)              301,443
  242,593    Skillsgroup PLC (Computer Services)   $   1,187,881
  388,808    Skyepharma PLC(a) (Drugs & Medical
                Supplies)                                526,728
  127,447    Westminster Healthcare Holdings PLC
                (Health Services)                        634,458
   90,009    WPP Group PLC (Advertising)                 575,898
                                                   -------------
                                                      20,249,965
----------------------------------------------------------------
United States--42.6%
   67,900    Actel Corp. (Technology)                    865,725
   14,300    ACX Technologies, Inc.(a)
                (Diversified Industries)                 324,431
   20,900    Aetrium, Inc.(a) (Electronic
                Components)                              274,313
   12,400    AGCO Corp. (Machinery)                      311,550
   61,600    Allied Products Corp. (Machinery &
                Engineering)                           1,324,400
   34,200    Alternative Resources Corp.(a)
                (Miscellaneous)                          696,825
   40,200    Altron, Inc.(a) (Electrical &
                Electronics)                             444,713
   55,400D   American Management Systems,
                Inc.(a) (Data Processing &
                Reproduction)                          1,502,725
   51,800    Anadigics, Inc. (Computer Products)         747,862
   23,300    Arm Financial, Inc. (Medical
                Technology)                              476,194
   19,300    Artesyn Technologies Inc.(a)
                (Electrical Equipment)                   316,641
   13,600    Billing Concepts Corp. (Commercial
                Services)                                316,200
   15,600    BJ Services Co.(a) (Oil Services)           509,925
    8,200    Black Box Corp.(a) (Computer
                Software & Services)                     326,975
   19,200    Borders Group, Inc.(a) (Retail)             595,200
   26,000    Brightpoint, Inc.
                (Distribution/Wholesalers)               411,125
   30,900    Brooks Automation, Inc.(a)
                (Electrical Goods)                       397,838
   23,600    Carramerica Realty Corp. (Real
                Estate-Developers)                       660,800
   31,000    Cellstar Corp.(a) (Distribution/
                Wholesalers)                             932,906
   18,300    Centennial Cellular Corp.(a)
                (Cellular Communications)                640,500

--------------------------------------------------------------------------------
See Notes to Financial Statements.     B-36

Portfolio of Investments as
of May 31, 1998                   PRUDENTIAL GLOBAL GENESIS FUND, INC.
----------------------------------------------------------------------

                                                       Value
Shares      Description                              (Note 1)
----------------------------------------------------------------
United States (cont'd.)
   14,200    Centerpoint Properties Trust (Real
                Estate)                            $     481,025
   50,300    Claire Stores, Inc. (Retail)                946,269
   34,000    Clayton Williams Energy, Inc.(a)
                (Oil & Gas
                Exploration/Production)                  357,000
  127,200    Compdent Corp.(a) (Health Care)           1,876,200
   44,800    Complete Management, Inc. (Health
                Care)                                    302,400
   64,900    Cooker Restaurant Corp.
                (Restaurants)                            681,450
   32,500    Cost Plus, Inc. (Real Estate)               962,812
   38,800    Day Runner, Inc.(a) (Consumer
                Goods)                                   853,600
    9,200    DENTSPLY International, Inc.
                (Dental Supplies)                        310,500
   31,500    Digital Microwave Corp.
                (Appliances)                             304,172
   23,800    Electro Scientific Industries,
                Inc.(a) (Electronic Components)          797,300
   10,500    Etec Systems, Inc.(a) (Electronic
                Components)                              383,906
    9,350    Family Golf Centers, Inc.(a)
                (Leisure)                                245,438
   23,000    Faro Technologies, Inc.(a)
                (Electronic Components)                  248,688
   21,200    FBL Financial Group, Inc.
                (Financial Services)                     594,925
    8,500    Financial Security Assurance
                Holdings, Ltd. (Financial
                Services)                                503,625
   52,500    Foodmaker, Inc.(a) (Restaurants)            885,937
   29,900    Frontier Insurance Group, Inc.
                (Financial Services)                     732,550
   54,800    Galoob Toys, Inc. (Retail)                  606,225
   21,600    Gaylord Container Corp.
                (Containers)                             180,900
   25,800    General Scanning, Inc.(a)
                (Industrial Components)                  390,225
    8,300    Golf Trust of America, Inc. (Real
                Estate)                                  271,825
   43,300    Hall, Kinion & Assoc., Inc.(a)
                (Human Resources)                        611,612
   37,100    Imax Corp.(a) (Electronic
                Components)                              936,775
   12,900    Interim Services, Inc.(a)
                (Financial Services)                     374,906
    1,000    International Verifact, Inc.(a)
                (Computers)                                6,813
   19,900    Invacare Corp. (Health Care)                524,862
   36,600    Invivo Corp.(a) (Health Care)               434,625
   16,900    Jabil Circuit, Inc.(a)
                (Electronics)                            575,656
   27,000    Kilroy Realty Corp.(a) (Real
                Estate)                                  707,062
   24,800    Kulicke & Soffa Industries, Inc.(a)
                (Electrical Goods)                 $     424,700
   25,500    Lam Research Corp.(a)
                (Semiconductor & Related
                Devices)                                 607,219
   44,700    Landec Corp.(a) (Chemicals)                 312,900
   26,000    Liberty Property Trust (Real
                Estate)                                  687,375
   32,400    Mail-Well, Inc.(a) (Printing)             1,490,400
   24,590    Medical Assurance, Inc.(a)
                (Insurance)                              679,299
   16,400    Microchip Technology, Inc.
                (Industrials)                            401,800
   35,600    Natural Microsystems Corp.(a)
                (Telecommunications)                     762,062
   12,000    NCI Building Systems, Inc. (Steel &
                Metals)                                  636,750
   20,300    Nichols Research Corp.(a)
                (Electronics)                            487,200
   38,200    Northwest Pipe Co.(a) (Steel &
                Metals)                                  869,050
   22,400    Omniquip International, Inc.
                (Machinery & Equipment)                  491,400
   38,700    P-Com, Inc. (Network Systems)               580,500
   36,000    Pairgain Technologies, Inc.(a)
                (Telecommunications)                     562,500
   21,700    Parkway Properties, Inc. (Real
                Estate)                                  671,344
   18,950    Patterson Dental Co.(a) (Health
                Care)                                    615,875
    7,900    Perceptron, Inc.(a) (Commercial
                Services)                                 96,775
   11,500    Photronics, Inc.(a) (Electronic
                Components)                              303,313
   39,100    Power-One, Ltd.(a) (Energy
                Equipment)                               386,113
   24,100    Pride International, Inc. (Energy)          540,744
   36,200    Quanex Corp. (Steel & Metals)             1,124,462
   24,600    RDO Equipment Co.(a) (Retail)               424,350
   40,000    Remec, Inc. (Aerospace/Defense)             575,000
   35,500    Rowan Companies, Inc.(a) (Oil & Gas
                Services)                                907,469
   16,000    Rural/Metro Corp.
                (Security/Investigation
                Services)                                378,000
   21,600    Sawtek, Inc.(a) (Electronic
                Components)                              554,175
   27,700    SCI Systems Inc.(a) (Electronic
                Components)                              945,262
   57,300    Scientific Games Holdings Corp.(a)
                (Consumer Goods)                       1,210,462
   29,400    Sequent Computer Systems, Inc.(a)
                (Computers)                              486,937
   17,100    Southern Pacific Funding Corp.(a)
                (Other Financial Intermediaries)         262,913

--------------------------------------------------------------------------------
See Notes to Financial Statements.     B-37

Portfolio of Investments as
of May 31, 1998                    PRUDENTIAL GLOBAL GENESIS FUND, INC.
-----------------------------------------------------------------------

                                                       Value
Shares      Description                              (Note 1)
----------------------------------------------------------------
United States (cont'd.)
   14,000    SpeedFam International, Inc.(a)
                (Electronics)                      $     273,000
   29,900    Suburban Lodges America, Inc.
                (Hotel/Motel)                            480,269
   44,600    Summit Design, Inc.(a) (Software)           663,425
    7,900    Tech Data Corp.(a) (Distribution/
                Wholesalers)                             320,938
   39,800    The BISYS Group, Inc.(a) (Data
                Processing & Reproduction)             1,477,575
    5,200    The PMI Group, Inc. (Insurance)             390,975
    6,500    Trinity Industrial, Inc.
                (Machinery)                              310,375
   26,800    Valmont Industries, Inc. (Steel &
                Metals)                                  536,000
   80,100    Vanguard Cellular Systems, Inc.
                (Telecommunication Services)           1,436,794
   68,500    Vari-Lite International, Inc.(a)
                (Electrical Equipment)                   479,500
   13,200    Veritas DGC, Inc.(a)
                (Miscellaneous)                          683,925
   51,200    Western Wireless Corp.(a)
                (Telecommunication Services)             947,200
   27,700    Wolverine Tube, Inc.(a) (Steel &
                Metals)                                1,011,050
                                                   -------------
                                                      56,653,506
                                                   -------------
             Total common stocks
                (cost US$118,150,163)                122,987,072
                                                   -------------
PREFERRED STOCKS--3.0%
----------------------------------------------------------------
Australia--0.1%
   76,000    Star City Holdings, Ltd.(a)
                (Leisure & Tourism)                       48,400
----------------------------------------------------------------
Brazil--0.4%
1,450,000    Caemi Mineracao e Metalurgia S.A.
                (Mining)                                  90,763
1,640,000    CIA Elet Est Bahia
                (Utilities-Electric)                      77,705
   66,500    CIA Riograndense Tel
                (Telecommunication Services)              71,689
  104,000    Telepar-Telec Do Parana S.A.(a)
                (Telecommunications)               $      36,618
1,194,000    Telecomunicacoes de Sao Paulo S.A.
                (Telecommunication Services)             255,356
                                                   -------------
                                                         532,131
----------------------------------------------------------------
Germany--2.1%
    2,434    Fresenius AG (Health Care)                  486,745
    9,546    Henkel KGAA (Chemicals)                     855,568
      395    Hugo Boss AG (Apparel)                      854,631
    1,870    Ksb Kl Schanz Beck (Machinery &
                Engineering)                             565,651
                                                   -------------
                                                       2,762,595
----------------------------------------------------------------
Netherlands--0.4%
   11,859    Ballast Nedam N.V. (Building &
                Construction)                            562,876
                                                   -------------
             Total preferred stocks
                (cost US$3,599,013)                    3,906,002
                                                   -------------
WARRANTS(a)--0.0%
----------------------------------------------------------------
Hong Kong--0.0%
  149,200    Innovative International Holdings,
                Ltd.
                Expiring 8/31/99 @ HKD0.072
                (Automotive Parts)                         1,194
  166,000    Kingboard Chemical Holdings
                Expiring 12/31/98 @ HKD0.23
                (Chemicals)                                  857
  339,400    Wong's International Holdings, Ltd.
                Expiring 5/31/00 @ HKD0.38
                (Electronic Components)                    8,365
                                                   -------------
             Total warrants
                (cost US$0)                               10,416
                                                   -------------
             Total long-term investments
                (cost US$121,749,176)                126,903,490
                                                   -------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     B-38

Portfolio of Investments as
of May 31, 1998                      PRUDENTIAL GLOBAL GENESIS FUND, INC.
-------------------------------------------------------------------------

Principal
Amount                                                  Value
(000)        Description                              (Note 1)
----------------------------------------------------------------
SHORT-TERM INVESTMENT--2.5%
----------------------------------------------------------------
Repurchase Agreements
United States--2.5%
 US$3,364    Joint Repurchase Agreement Account
                5.569%, 6/01/98
                (cost US$3,364,000; Note 5)        $   3,364,000
                                                   -------------
----------------------------------------------------------------
Total Investments--98.0%
             (cost US$125,113,176; Note 4)           130,267,490
             Other assets in excess of
                liabilities--2.0%                      2,662,884
                                                   -------------
             Net Assets--100%                      $ 132,930,374
                                                   =============

---------------
+ All or partial amount of security is segregated as collateral for financial futures transactions. Aggregate market value of $1,381,549 segregated at 5/31/98.
(a) Non-income producing security.
ADR--American Depository Receipt.

The industry classification of portfolio holdings and other net assets in excess of liabilities shown as a percentage of net assets as of May 31, 1998 was as follows:

Electronic Components..............................    5.1%
Retail.............................................    4.2
Miscellaneous......................................    3.9
Construction.......................................    3.8
Health Care........................................    3.4
Steel & Metals.....................................    3.1
Machinery & Engineering............................    3.1
Banking............................................    3.0
Telecommunication Services.........................    2.9
Real Estate........................................    2.9
Data Processing & Reproduction.....................    2.7
Computer Services..................................    2.5
Building & Construction............................    2.1
Distribution/Wholesalers...........................    1.9
Manufacturing......................................    1.8
Printing...........................................    1.7
Financial Services.................................    1.7
Restaurants........................................    1.6
Consumer Goods.....................................    1.6
Advertising........................................    1.6
Electronics........................................    1.5
Telecommunications.................................    1.4
Technology.........................................    1.3
Computer Software & Services.......................    1.3
Automotive Parts...................................    1.2
Industrial Components..............................    1.1
Oil Services.......................................    1.0
Machinery..........................................    1.0
Computers..........................................    1.0
Building & Products................................    1.0
Transportation-Road & Rail.........................    0.9
Chemicals..........................................    0.9
Cellular Communications............................    0.9
Telecommunications Equipment.......................    0.8
Insurance..........................................    0.8
Oil & Gas Services.................................    0.7
Oil & Gas Exploration/Production...................    0.7
Housing Construction...............................    0.7
Diversified Industries.............................    0.7
Textiles & Apparel.................................    0.6
Health Services....................................    0.6
Gold...............................................    0.6
Electrical Equipment...............................    0.6
Electrical Goods...................................    0.6
Computer Products..................................    0.6
Automotive.........................................    0.6
Apparel............................................    0.6
Other..............................................   17.2
                                                     -----
                                                      95.5
Other assets in excess of liabilities..............    4.5
(including Joint Repurchase Agreement)
                                                     100.0%
                                                     =====

--------------------------------------------------------------------------------
See Notes to Financial Statements.     B-39

Statement of Assets and Liabilities         PRUDENTIAL GLOBAL GENESIS FUND, INC.
--------------------------------------------------------------------------------

Assets                                                                                                           May 31, 1998
Investments, at value (cost $125,113,176)....................................................................      $130,267,490
Foreign currency, at value (cost $3,730,369).................................................................         3,663,661
Cash.........................................................................................................               868
Receivable for investments sold..............................................................................         2,781,052
Forward currency contracts - amount receivable from counterparties...........................................           571,063
Dividends and interest receivable............................................................................           282,722
Receivable for Fund shares sold..............................................................................            57,794
Other assets.................................................................................................             2,955
                                                                                                                   ------------
   Total assets..............................................................................................       137,627,605
                                                                                                                   ------------
Liabilities
Payable for investments purchased............................................................................         3,072,946
Payable for Fund shares reacquired...........................................................................           939,469
Accrued expenses and other liabilities.......................................................................           452,058
Management fee payable.......................................................................................           117,970
Distribution fee payable.....................................................................................            85,745
Withholding taxes payable....................................................................................            22,526
Due to broker - variation margin.............................................................................             6,517
                                                                                                                   ------------
   Total liabilities.........................................................................................         4,697,231
                                                                                                                   ------------
Net Assets...................................................................................................      $132,930,374
                                                                                                                   ============
Net assets were comprised of:
   Common stock, at par......................................................................................      $     89,050
   Paid-in capital in excess of par..........................................................................       124,469,349
                                                                                                                   ------------
                                                                                                                    124,558,399
   Accumulated net realized gain on investments and foreign currency transactions............................         2,643,958
   Net unrealized appreciation on investments and foreign currency translations..............................         5,728,017
                                                                                                                   ------------
Net assets, May 31, 1998.....................................................................................      $132,930,374
                                                                                                                   ============
Class A:
   Net asset value and redemption price per share
      ($47,258,981 / 2,987,524 shares of common stock issued and outstanding)................................            $15.82
   Maximum sales charge (5% of offering price)...............................................................               .83
                                                                                                                   ------------
   Maximum offering price to public..........................................................................            $16.65
                                                                                                                   ============
Class B:
   Net asset value, offering price and redemption price per share
      ($83,668,568 / 5,784,096 shares of common stock issued and outstanding)................................            $14.47
                                                                                                                   ============
Class C:
   Net asset value, offering price and redemption price per share
      ($1,234,426 / 85,334 shares of common stock issued and outstanding)....................................            $14.47
                                                                                                                   ============
Class Z:
   Net asset value, offering price and redemption price per share
      ($768,399 / 48,003 shares of common stock issued and outstanding)......................................            $16.01
                                                                                                                   ============

--------------------------------------------------------------------------------
See Notes to Financial Statements.     B-40

PRUDENTIAL GLOBAL GENESIS FUND, INC.
Statement of Operations
------------------------------------------------------------

                                                  Year Ended
Net Investment Income                            May 31, 1998
Income
   Dividends (net of foreign withholding taxes
      of $169,107)............................   $ 1,598,041
   Interest...................................       192,668
                                                 ------------
      Total income............................     1,790,709
                                                 ------------
Expenses
   Management fee.............................     1,545,460
   Distribution fee--Class A..................       125,771
   Distribution fee--Class B..................     1,018,360
   Distribution fee--Class C..................        17,392
   Custodian's fees and expenses..............       420,000
   Transfer agent's fees and expenses.........       341,000
   Reports to shareholders....................        75,000
   Registration fees..........................        50,000
   Audit fees and expenses....................        32,000
   Legal fees and expenses....................        25,000
   Directors' fees and expenses...............        24,000
   Miscellaneous..............................         4,412
                                                 ------------
      Total expenses..........................     3,678,395
                                                 ------------
Net investment (loss).........................    (1,887,686 )
                                                 ------------
Realized and Unrealized Gain (Loss)
on Investments and Foreign
Currency Transactions
Net realized gain on:
   Investment transactions....................    14,507,227
   Financial futures contracts................       377,351
   Foreign currency transactions..............       624,555
                                                 ------------
                                                  15,509,133
                                                 ------------

Net change in unrealized appreciation/depreciation on:
   Investments................................       136,745
   Financial futures contracts................        76,139
   Foreign currency transactions..............      (606,115 )
                                                 ------------
                                                    (393,231 )
                                                 ------------
Net gain on investments and foreign
   currencies.................................    15,115,902
                                                 ------------
Net Increase in Net Assets
Resulting from Operations.....................   $13,228,216
                                                 ============

PRUDENTIAL GLOBAL GENESIS FUND, INC.
Statement of Changes in Net Assets
----------------------------------------------------------------

Increase (Decrease)                     Year Ended May 31,
in Net Assets                         1998             1997
Operations
   Net investment (loss)........  $  (1,887,686)   $  (1,924,435)
   Net realized gain (loss) on
      investments and foreign
      currency transactions.....     15,509,133       58,597,973
   Net change in unrealized
      appreciation/depreciation
      on investments and foreign
      currencies................       (393,231)     (46,993,272)
                                  -------------    -------------
   Net increase in net assets
      resulting from
      operations................     13,228,216        9,680,266
                                  -------------    -------------
Dividends from net realized
   gains on investment and
   foreign currency transactions
   Class A......................    (14,893,328)      (3,934,145)
   Class B......................    (32,320,533)     (11,301,405)
   Class C......................       (507,925)        (157,024)
   Class Z......................       (200,133)          (1,633)
                                  -------------    -------------
                                    (47,921,919)     (15,394,207)
                                  -------------    -------------
Fund share transactions (Net of
   share conversions) (Note 6)
   Net proceeds from shares
      subscribed................    158,861,747      200,389,634
   Net asset value of shares
      issued to shareholders in
      reinvestment of dividends
      and distributions.........     44,797,423       14,337,461
   Cost of shares reacquired....   (215,610,962)    (234,621,333)
                                  -------------    -------------
   Net decrease in net assets
      from Fund share
      transactions..............    (11,951,792)     (19,894,238)
                                  -------------    -------------
Total decrease..................    (46,645,495)     (25,608,179)
Net Assets
Beginning of year...............    179,575,869      205,184,048
                                  -------------    -------------
End of year*....................  $ 132,930,374    $ 179,575,869
                                  =============    =============

---------------
* Includes undistributed net
   investment income of:........  $    --          $   2,173,253
                                  -------------    -------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     B-41

Notes to Financial Statements               PRUDENTIAL GLOBAL GENESIS FUND, INC.
--------------------------------------------------------------------------------

Prudential Global Genesis Fund, Inc., (the "Fund"), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital which it seeks to achieve by investing primarily in equity securities of foreign and domestic companies with market capitalizations of less than U.S. $1 billion, as measured at time of purchase.

------------------------------------------------------------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities traded on an exchange are valued at the last reported sales price on the primary exchange on which they are traded. Securities traded in the over-the-counter market (including securities listed on exchanges for which a last sales price is not available) are valued at the average of the last reported bid and asked prices. Securities for which market quotations are not readily available, including restricted securities, are valued at fair value as determined in good faith according to a pricing procedure developed by the Investment Adviser under procedures established by and under the general supervision of the Fund's Board of Directors.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value.

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities--at the daily closing rates of exchange.

(ii) purchases and sales of investment securities, income and expenses--at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented using the foreign exchange rates and market values at the close of the fiscal year, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the fiscal year-end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal year.

Net realized gain on foreign currency transactions represents net foreign exchange gains from disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities (other than investments) at fiscal year-end exchange rates are reflected as a component of net unrealized appreciation on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and the regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivable and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

--------------------------------------------------------------------------------

Notes to Financial Statements               PRUDENTIAL GLOBAL GENESIS FUND, INC.
--------------------------------------------------------------------------------

Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class at the beginning of the day.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value. Under a variety of circumstances, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying assets.

Taxes: It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest, dividends and (realized and unrealized) capital gains have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. In addition, certain countries impose taxes on capital gains realized on the sale of portfolio securities, and as such, taxes have been accrued on the unrealized gains on such securities.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital gains, if any, at least annually. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of wash sales, passive foreign investment companies and foreign currency transactions.

Reclassification of Capital Accounts: The Fund accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountants' Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. The effect of applying this statement was to decrease undistributed net investment income and increase accumulated net realized gain on investments by $285,567 for the year ended May 31, 1998. Net realized gains and net assets were not affected by this change. This was primarily due to reclassification of net operating loss and foreign currency gains.

------------------------------------------------------------
Note 2. Agreements

The Fund has a management agreement with Prudential Investments Fund Management LLC ("PIFM"). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadvisor's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ("PIC"); PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the services of PIC, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid PIFM is computed daily and payable monthly, at an annual rate of 1% of the average daily net assets of the Fund.

The Fund has distribution agreements with Prudential Securities Incorporated ("PSI"), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PSI for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the "Class A, B and C Plans"), regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PSI as distributor of the Class Z shares of the Fund. Effective July 1, 1998, Prudential Investment Management Services LLC ("PIMS") became the distributor of the Fund and will serve the Fund under the same terms and conditions as under the arrangement with PSI.

Pursuant to the Class A, B and C Plans, the Fund compensates PSI for its distribution related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, 1% and 1%

--------------------------------------------------------------------------------

Notes to Financial Statements               PRUDENTIAL GLOBAL GENESIS FUND, INC.
--------------------------------------------------------------------------------

of the average daily net assets of the Class A, Class B and Class C shares, respectively, for the year ended May 31, 1998.

PSI has advised the Fund that it received approximately $39,000 in front-end sales charges resulting from sales of Class A shares during the year ended May 31, 1998. From these fees, PSI paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PSI has advised the Fund that for the year ended May 31, 1998, it received approximately $256,200 and $5,600 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PIC, PSI, PIFM and PIMS are indirect, wholly owned subsidiaries of The Prudential Insurance Company of America.

The Fund, along with other affiliated registered investment companies (the "Funds"), has a credit agreement (the "Agreement") with an unaffiliated lender. The maximum commitment under the Agreement is $200,000,000. Interest on any such borrowings outstanding will be at market rates. The purpose of the Agreement is to serve as an alternative source of funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the Agreement during the fiscal year ended May 31, 1998. The Funds pay a commitment fee at an annual rate of .055 of 1% on the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The Agreement expired on December 30, 1997 and has been extended through December 29, 1998 under the same terms.

------------------------------------------------------------
Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC ("PMFS"), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent and during the year ended May 31, 1998, the Fund incurred fees of approximately $327,000 for the services of PMFS. As of May 31, 1998, approximately $26,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

------------------------------------------------------------
Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the year ended May 31, 1998 aggregated $287,072,166 and $316,860,579, respectively.

On May 28, 1998, the Fund sold 20 Hang Seng Stock Index financial futures contracts expiring in June, 1998. The value of such contracts at trade date was $1,219,512. The value of such contracts on May 31, 1998 was $1,143,373, thereby resulting in an unrealized gain of $76,139.

For federal income tax purposes, the Fund will elect to treat net capital losses of $2,548,833 incurred in the seven month period ending May 31, 1998 as having been incurred in the following fiscal year.

The federal income tax basis of the Fund's investments at May 31, 1998 was $125,136,232 and accordingly, net unrealized appreciation for federal income tax purposes was $5,131,258 (gross unrealized appreciation--$13,855,446; gross unrealized depreciation--$8,724,188).

At May 31, 1998 the Fund had outstanding forward currency contracts to sell foreign currencies as follows:

                             Value at
Foreign Currency            Settlement       Current
Sale Contract              Date Payable       Value         Appreciation
-------------              ------------       -----         ------------
Hong Kong Dollar
 expiring 4/27/99           $1,400,000      $1,378,228        $    21,772
Japanese Yen
 expiring
 6/19/98-11/16/98            6,234,805       5,685,514            549,291
                           ------------     ----------     --------------
                            $7,634,805      $7,063,742        $   571,063
                           ============     ==========     ==============

------------------------------------------------------------
Note 5. Joint Repurchase Agreement Account

The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. At May 31, 1998, the Fund had a
 .27% undivided interest in the repurchase agreements in the joint account. The undivided interest for the Fund represented $3,364,000 in principal amount. As of such date, each repurchase agreement in the joint account and the value of the collateral therefor were as follows:

Bear, Stearns & Co., Inc., 5.56%, in the principal amount of $300,000,000, repurchase price $300,139,000, due 6/1/98. The value of the collateral including accrued interest is $306,379,160.

Credit Suisse First Boston Corp., 5.60%, in the principal amount of $300,000,000, repurchase price $300,140,750, due 6/1/98. The value of the collateral including accrued interest is $310,487,462.

Deutsche Morgan Grenfell, Inc., 5.57%, in the principal amount of $300,000,000, repurchase price $300,139,250, due 6/1/98. The value of the collateral including accrued interest is $306,000,546.

--------------------------------------------------------------------------------

Notes to Financial Statements               PRUDENTIAL GLOBAL GENESIS FUND, INC.
--------------------------------------------------------------------------------

J.P. Morgan Securities, Inc., 5.55%, in the principal amount of $148,698,000, repurchase price $148,766,772, due 6/1/98. The value of the collateral including accrued interest is $151,672,586.
UBS Securities LLC, 5.55%, in the principal amount of $194,446,000, repurchase price $194,535,931, due 6/1/98. The value of the collateral including accrued interest is $198,337,064.

------------------------------------------------------------
Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Effective September 16, 1996 the Fund commenced offering Class Z shares. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized 500 million shares of common stock at $.01 par value per share equally divided into four classes, designated Class A, Class B, Class C and Class Z common stock.

Transactions in shares of common stock were as follows:

Class A                                 Shares        Amount
------------------------------------  ----------   -------------
Year ended May 31, 1998:
Shares sold.........................   5,019,452   $ 105,272,172
Shares issued in reinvestment of
  dividends and distributions.......   1,015,441      14,134,947
Shares reacquired...................  (6,145,726)   (127,189,388)
                                      ----------   -------------
Net decrease in shares outstanding
  before conversion.................    (110,833)     (7,782,269)
Shares issued upon conversion from
  Class B...........................     421,183       8,102,359
                                      ----------   -------------
Net increase in shares
  outstanding.......................     310,350   $     320,090
                                      ==========   =============

Year ended May 31, 1997:
Shares sold.........................   8,953,813   $ 182,785,315
Shares issued in reinvestment of
  dividends and distributions.......     190,292       3,701,176
Shares reacquired...................  (9,155,598)   (187,256,402)
                                      ----------   -------------
Net decrease in shares outstanding
  before conversion.................     (11,493)       (769,911)
Shares issued upon conversion from
  Class B...........................     498,308      10,387,463
                                      ----------   -------------
Net increase in shares
  outstanding.......................     486,815   $   9,617,552
                                      ==========   =============

Class B                                 Shares        Amount
-------                               ----------   -------------
Year ended May 31, 1998:
Shares sold.........................   2,217,860   $  41,493,238
Shares issued in reinvestment of
  dividends and distributions.......   2,349,000      29,996,731
Shares reacquired...................  (4,280,118)    (75,664,364)
                                      ----------   -------------
Net decrease in shares outstanding
  before conversion.................     286,742      (4,174,395)
Shares reacquired upon conversion
  into Class A......................    (450,967)     (8,102,359)
                                      ----------   -------------
Net decrease in shares
  outstanding.......................    (164,225)  $ (12,276,754)
                                      ==========   =============

Year ended May 31, 1997:
Shares sold.........................     810,611   $  15,969,287
Shares issued in reinvestment of
  dividends and distributions.......     566,184      10,491,393
Shares reacquired...................  (2,346,819)    (45,831,867)
                                      ----------   -------------
Net decrease in shares outstanding
  before conversion.................    (970,024)    (19,371,187)
Shares reacquired upon conversion
  into Class A......................    (521,816)    (10,387,463)
                                      ----------   -------------
Net decrease in shares
  outstanding.......................  (1,491,840)  $ (29,758,650)
                                      ==========   =============


Class C
-------
Year ended May 31, 1998:
Shares sold.........................     557,352   $  11,511,610
Shares issued in reinvestment of
  dividends and distributions.......      36,604         467,431
Shares reacquired...................    (601,469)    (12,299,491)
                                      ----------   -------------
Net decrease in shares
  outstanding.......................      (7,513)  $    (320,450)
                                      ==========   =============

Year ended May 31, 1997:
Shares sold.........................      38,355   $     755,412
Shares issued in reinvestment of
  dividends and distributions.......       7,732         143,268
Shares reacquired...................     (62,253)     (1,230,103)
                                      ----------   -------------
Net decrease in shares
  outstanding.......................     (16,166)  $    (331,423)
                                      ==========   =============


Class Z
-------
Year ended May 31, 1998:
Shares sold.........................      32,016   $     584,727
Shares issued in reinvestment of
  dividends and distributions.......      14,095         198,314
Shares reacquired...................     (26,276)       (457,719)
                                      ----------   -------------
Net increase in shares
  outstanding.......................      19,835   $     325,322
                                      ==========   =============

September 16, 1996* through
  May 31, 1997:
Shares sold.........................      43,203   $     879,620
Shares issued in reinvestment of
  dividends and distributions.......          83           1,624
Shares reacquired...................     (15,118)       (302,961)
                                      ----------   -------------
Net increase in shares
  outstanding.......................      28,168   $     578,283
                                      ==========   =============

---------------
* Commencement of offering of Class Z shares.

--------------------------------------------------------------------------------

Financial Highlights                        PRUDENTIAL GLOBAL GENESIS FUND, INC.
--------------------------------------------------------------------------------

                                                                         Class A
                                                 -------------------------------------------------------
                                                                   Year Ended May 31,
                                                 -------------------------------------------------------
                                                  1998        1997       1996(b)     1995(b)     1994(b)
                                                 -------     -------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year............   $ 21.30     $ 21.74     $ 18.44     $ 18.75     $ 15.34
                                                 -------     -------     -------     -------     -------
Income from investment operations
Net investment income (loss)..................      (.20)       (.14)        .05(a)       --        (.03)(a)
Net realized and unrealized gain (loss) on
   investment and foreign currency
   transactions...............................      1.37        1.45        3.34        (.21)       3.83
                                                 -------     -------     -------     -------     -------
   Total from investment operations...........      1.17        1.31        3.39        (.21)       3.80
                                                 -------     -------     -------     -------     -------
Less distributions
Dividends from net investment income..........        --          --          --          --        (.15)
Dividends in excess of net investment
   income.....................................        --          --        (.09)       (.08)         --
Distributions from net realized gains on
   investment and foreign currency
   transactions...............................     (6.65)      (1.75)         --        (.02)       (.24)
                                                 -------     -------     -------     -------     -------
   Total distributions........................     (6.65)      (1.75)       (.09)       (.10)       (.39)
                                                 -------     -------     -------     -------     -------
Net asset value, end of year..................   $ 15.82     $ 21.30     $ 21.74     $ 18.44     $ 18.75
                                                 =======     =======     =======     =======     =======

TOTAL RETURN (c):.............................      9.81%       6.74%      18.41%      (0.95)%     25.09%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000).................   $47,259     $57,032     $47,617     $44,051     $29,221
Average net assets (000)......................   $50,309     $47,563     $45,070     $32,430     $16,909
Ratios to average net assets:
   Expenses, including distribution fees......      1.88%       1.91%(d)    1.79%(a)    1.42%(a)    1.48%(a)
   Expenses, excluding distribution fees......      1.63%       1.66%(d)    1.54%(a)    1.17%(a)    1.25%(a)
   Net investment income (loss)...............      (.71)%      (.49)%       .26%(a)     .02%(a)    (.17)%(a)
For Class A, B, C and Z shares:
Portfolio turnover rate.......................       198%         60%         44%         64%         31%

---------------
(a) Net of expense subsidies and/or fee waivers.
(b) Calculated based upon average shares outstanding, by class.
(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.
(d) Restated from prior year.

--------------------------------------------------------------------------------
See Notes to Financial Statements.     B-46

Financial Highlights                        PRUDENTIAL GLOBAL GENESIS FUND, INC.
--------------------------------------------------------------------------------

                                                                           Class B
                                                 ------------------------------------------------------------
                                                                      Year Ended May 31,
                                                 ------------------------------------------------------------
                                                   1998         1997       1996(b)      1995(b)      1994(b)
                                                 --------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year............   $  20.18     $  20.87     $  17.84     $  18.22     $  14.93
                                                 --------     --------     --------     --------     --------
Income from investment operations
Net investment income (loss)..................       (.26)        (.33)        (.09)(a)     (.13)(a)     (.16)(a)
Net realized and unrealized gain (loss) on
   investment and foreign currency
   transactions...............................       1.20         1.39         3.21         (.19)        3.74
                                                 --------     --------     --------     --------     --------
   Total from investment operations...........        .94         1.06         3.12         (.32)        3.58
                                                 --------     --------     --------     --------     --------
Less distributions
Dividends from net investment income..........         --           --           --           --         (.05)
Dividends in excess of net investment
   income.....................................         --           --         (.09)        (.03)          --
Distributions from net realized gains on
   investment and foreign currency
   transactions...............................      (6.65)       (1.75)          --         (.03)        (.24)
                                                 --------     --------     --------     --------     --------
   Total distributions........................      (6.65)       (1.75)        (.09)        (.06)        (.29)
                                                 --------     --------     --------     --------     --------
Net asset value, end of year..................   $  14.47     $  20.18     $  20.87     $  17.84     $  18.22
                                                 ========     ========     ========     ========     ========

TOTAL RETURN (c):.............................       9.04%        5.83%       17.51%       (1.73)%      24.16%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000).................   $ 83,669     $120,067     $155,292     $153,670     $174,659
Average net assets (000)......................   $101,836     $133,073     $154,566     $173,591     $102,451
Ratios to average net assets:
   Expenses, including distribution fees......       2.63%        2.66%(d)     2.54%(a)     2.17%(a)     2.25%(a)
   Expenses, excluding distribution fees......       1.63%        1.66%(d)     1.54%(a)     1.17%(a)     1.25%(a)
   Net investment (loss)......................      (1.48)%      (1.26)%       (.48)%(a)     (.77)%(a)     (.91)%(a)

---------------
(a) Net of expense subsidies and/or fee waivers.
(b) Calculated based upon average shares outstanding, by class.
(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.
(d) Restated from prior year.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     B-47

Financial Highlights                        PRUDENTIAL GLOBAL GENESIS FUND, INC.
--------------------------------------------------------------------------------

                                                                    Class C                                   Class Z
                                                 ---------------------------------------------     -----------------------------
                                                                                     August 1,                    September 16,
                                                                                      1994(d)                        1996(e)
                                                       Year Ended May 31,             Through      Year Ended        Through
                                                 -------------------------------      May 31,       May 31,          May 31,
                                                  1998        1997       1996(b)      1995(b)         1998             1997
                                                 -------     -------     -------     ---------     ----------     --------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........   $ 20.18     $ 20.87     $17.84       $ 18.44       $  21.39          $20.46
                                                 -------     -------     -------     ---------     ----------          -----
Income from investment operations
Net investment gain (loss)....................      (.26)       (.27)      (.08 )(a)     (.12)(a)       (.38)            .03
Net realized and unrealized gain (loss) on
   investment and foreign currency
   transactions...............................      1.20        1.33       3.20          (.44)          1.65            2.65
                                                 -------     -------     -------     ---------     ----------          -----
   Total from investment operations...........       .94        1.06       3.12          (.56)          1.27            2.68
                                                 -------     -------     -------     ---------     ----------          -----
Less distributions
Dividends from net investment income..........        --          --         --            --             --              --
Dividends in excess of net investment
   income.....................................        --          --       (.09 )        (.03)            --              --
Distributions from net realized gains on
   investment and foreign currency
   transactions...............................     (6.65)      (1.75)        --          (.01)         (6.65)          (1.75)
                                                 -------     -------     -------     ---------     ----------          -----
   Total distributions........................     (6.65)      (1.75)      (.09 )        (.04)         (6.65)          (1.75)
                                                 -------     -------     -------     ---------     ----------          -----
Net asset value, end of period................   $ 14.47     $ 20.18     $20.87       $ 17.84       $  16.01          $21.39
                                                 =======     =======     =======     =========     ==========          =====

TOTAL RETURN (c):.............................      9.04%       5.83%     17.51 %       (2.90)%        10.22%          13.90%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............   $ 1,234     $ 1,874     $2,275       $ 1,307       $    768          $  603
Average net assets (000)......................   $ 1,739     $ 1,958     $1,809       $   862       $    662          $  188
Ratios to average net assets:
   Expenses, including distribution fees......      2.63%       2.66%(g)   2.54 %(a)     2.27%(a)(f)      1.63%         1.66%(f)(g)
   Expenses, excluding distribution fees......      1.63%       1.66%(g)   1.54 %(a)     1.27%(a)(f)      1.63%         1.66%(f)(g)
   Net investment (loss)......................     (1.43)%     (1.24)%     (.44 )%(a)     (.90) (a)(f)      (.43)%       (.87)%(f)

---------------
(a) Net of expense subsidies and/or fee waivers.
(b) Calculated based upon average shares outstanding, by class.
(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(d) Commencement of offering of Class C shares.
(e) Commencement of offering of Class Z shares.
(f) Annualized.
(g) Restated from prior year.

--------------------------------------------------------------------------------
See Notes to Financial Statements.     B-48

Report of Independent Accountants           PRUDENTIAL GLOBAL GENESIS FUND, INC.
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of Prudential Global Genesis Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential Global Genesis Fund, Inc. (the "Fund") at May 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund"s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
July 20, 1998

--------------------------------------------------------------------------------

               APPENDIX I--DESCRIPTION OF SECURITY RATINGS

MOODY'S INVESTORS SERVICE, INC.

BOND RATINGS

  AAA: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  AA: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

  A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

  BAA: Bonds which are rated Baa are considered as medium grade obligations, i.e. (they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM DEBT RATINGS

  Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

  PRIME-1: Issues rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.

  PRIME-2: Issues rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.

STANDARD & POOR'S RATINGS GROUP

DEBT RATINGS

  AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

  AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

  A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

  BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

COMMERCIAL PAPER RATINGS

  S&P's commercial paper ratings are current assessments of the likelihood of timely payment of debt considered short-term in the relevant market.

  A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

  A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high for issues designated A-1.

               APPENDIX II--GENERAL INVESTMENT INFORMATION

ASSET ALLOCATION

  Asset allocation is a technique for reducing risk, providing balance. Asset allocation among different types of securities within an overall investment portfolio helps to reduce risk and to potentially provide stable returns, while enabling investors to work toward their financial goal(s). Asset allocation is also a strategy to gain exposure to better performing asset classes while maintaining investment in other asset classes.

DIVERSIFICATION

  Diversification is a time-honored technique for reducing risk, providing "balance" to an overall portfolio and potentially achieving more stable returns. Owning a portfolio of securities mitigates the individual risks (and returns) of any one security. Additionally, diversification among types of securities reduces the risks (and general returns) of any one type of security.

DURATION

  Debt securities have varying levels of sensitivity to interest rates. As interest rates fluctuate, the value of a bond (or a bond portfolio) will increase or decrease. Longer term bonds are generally more sensitive to changes in interest rates. When interest rates fall, bond prices generally rise. Conversely, when interest rates rise, bond prices generally fall.

  Duration is an approximation of the price sensitivity of a bond (or a bond portfolio) to interest rate changes. It measures the weighted average maturity of a bond's (or a bond portfolio's) cash flows, i.e., principal and interest rate payments. Duration is expressed as a measure of time in years--the longer the duration of a bond (or a bond portfolio), the greater the impact of interest rate changes on the bond's (or the bond portfolio's) price. Duration differs from effective maturity in that duration takes into account call provisions, coupon rates and other factors. Duration measures interest rate risk only and not other risks, such as credit risk and, in the case of non-U.S. dollar denominated securities, currency risk. Effective maturity measures the final maturity dates of a bond (or a bond portfolio).

MARKET TIMING

  Market timing--buying securities when prices are low and selling them when prices are relatively higher--may not work for many investors because it is impossible to predict with certainty how the price of a security will fluctuate. However, owning a security for a long period of time may help investors offset short-term price volatility and realize positive returns.

POWER OF COMPOUNDING

  Over time, the compounding of returns can significantly impact investment returns. Compounding is the effect of continuous investment on long-term investment results, by which the proceeds of capital appreciation (and income distributions, if elected) are reinvested to contribute to the overall growth of assets. The long-term investment results of compounding may be greater than that of an equivalent initial investment in which the proceeds of capital appreciation and income distributions are taken in cash.

STANDARD DEVIATION

  Standard deviation is an absolute (non-relative) measure of volatility which, for a mutual fund, depicts how widely the returns varied over a certain period of time. When a fund has a high standard deviation, its range of performance has been very wide, implying greater volatility potential. Standard deviation is only one of several measures of a fund's volatility.

                APPENDIX III--HISTORICAL PERFORMANCE DATA

  The historical performance data contained in this Appendix relies on data obtained from statistical services, reports and other services believed by the Manager to be reliable. The information has not been independently verified by the Manager.

  The following chart shows the long-term performance of various asset classes and the rate of inflation.

                     [EDGAR REPRESENTATION OF CHART]

                          HISTORICAL PERFORMANCE DATA
                            Value of $1.00 invested
                          on 1/1/26 through 12/31/97.

                        Small Stocks            $5,519.97
                        Common Stocks           $1,828.33
                        Long-Term Bonds            $39.07
                        Treasury Bills             $14.25
                        Inflation                   $9.02


Source: Stocks, Bonds, Bills and Inflation 1998 Yearbook, Ibbotson Associates, Chicago, Illinois (annually updates work by Roger G. Ibbotson and Rex A. Sinquefield). Used with permission. This chart is for illustrative purposes only and is not indicative of the past, present, or future performance of any asset class or any Prudential Mutual Fund.

Generally, stock returns are due to capital appreciation and the reinvestment of distributions. Bond returns are attributable mainly to the reinvestment of interest. Also, stock prices are usually more volatile than bond prices over the long-term. Small stock returns for 1926-1980 are those of stocks comprising the 5th quintile of the New York Stock Exchange. Thereafter, returns are those of the Dimensional Fund Advisors (DFA) Small Company Fund. Common stock returns are based on the S&P Composite Index, a market-weighted, unmanaged index of 500 stocks (currently) in a variety of industries. It is often used as a broad measure of stock market performance.

Long-term government bond returns are measured using a constant one-bond portfolio with a maturity of roughly 20 years. Treasury bill returns are for a one-month bill. Treasuries are guaranteed by the government as to the timely payment of principal and interest; equities are not. Inflation is measured by the consumer price index (CPI).


                                     III-1

  The following chart shows the historical total returns of U.S. Treasury bonds, U.S. mortgage securities, U.S. corporate bonds, U.S. high yield bonds and world government bonds on an annual basis from 1987 through 1997. The total returns of the indices include accrued interest, plus the price changes (gains or losses) of the underlying securities during the period mentioned. The data is provided to illustrate the varying historical total returns and investors should not consider this performance data as an indication of the future performance of the Fund or of any sector in which the Fund invests.

  All information relies on data obtained from statistical services, reports and other services believed by the Manager to be reliable. Such information has not been verified. The figures do not reflect the operating expenses and fees of a mutual fund. See "Fund Expenses" in the prospectus. The net effect of the deduction of the operating expenses of a mutual fund on these historical total returns, including the compounded effect over time, could be substantial.

           Historical Total Returns of Different Bond Market Sectors

YEAR            1987    1988    1989    1990    1991    1992    1993    1994    1995    1996    1997
U.S. Government
Treasury
Bonds/1/        2.0%    7.0%    14.4%   8.5%    15.3%   7.2%    10.7    -3.4%   18.4%   2.7%    9.6%
----------------------------------------------------------------------------------------------------
U.S. Government
Mortgage
Securities/2/   4.3%    8.7%    15.4%   10.7%   15.7%   7.0%    6.8%    -1.6%   16.8%   5.4%    9.5%
----------------------------------------------------------------------------------------------------
U.S. Investment
Grade Corporate
Bonds/3/        2.6%    9.2%    14.1%   7.1%    18.5%   8.7%    12.2%   -3.9%   22.3%   3.3%    10.2%
-----------------------------------------------------------------------------------------------------
U.S. High Yield
Corporate
Bonds/4/        5.0%    12.5%   0.8%    -9.6%   46.2%   15.8%   17.1%   -1.0%   19.2%   11.4%   12.8%
-----------------------------------------------------------------------------------------------------
World Government
Bonds/5/        35.2%   2.3%    -3.4%   15.3%   16.2%   4.8%    15.1%   6.0%    19.6%   4.1%    (4.3%)
------------------------------------------------------------------------------------------------------
Differences
between
highest and
lowest returns
percent         33.2%   10.2%   18.8%   24.9%   30.9%   11.0%   10.3%   9.9%    5.5%    8.7%    17.1
------------------------------------------------------------------------------------------------------

/1/ LEHMAN BROTHERS TREASURY BOND INDEX is an unmanaged index made up of over
 150 public issues of the U.S. Treasury having maturities of at least one year. /2/ LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX is an unmanaged index that includes over 600 15- and 30-year fixed-rate mortgage-backed securities of the Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corporation (FHLMC).
/3/ LEHMAN BROTHERS CORPORATE BOND INDEX includes over 3,000 public fixed-rate, nonconvertible investment-grade bonds. All bonds are U.S. dollar-denominated issues and include debt issued or guaranteed by foreign sovereign governments, municipalities, governmental agencies or international agencies. All bonds in the index have maturities of at least one year.
/4/ LEHMAN BROTHERS HIGH YIELD BOND INDEX is an unmanaged index comprising over
 750 public, fixed-rate, nonconvertible bonds that are rated Ba1 or lower by Moody's Investors Service (or rated BB+ or lower by Standard & Poor's or Fitch Investors Service). All bonds in the index have maturities of at least one year.
/5/ SALOMON BROTHERS WORLD GOVERNMENT INDEX (NON U.S.) includes over 800 bonds issued by various foreign governments or agencies, excluding those in the U.S., but including those in Japan, Germany, France, the U.K., Canada, Italy, Australia, Belgium, Denmark, the Netherlands, Spain, Sweden, and Austria. All bonds in the index have maturities of at least one year.

                                     III-2

                                         This chart shows the growth of a
This chart illustrates the               hypothetical $10,000 investment made
performance of major world stock         in the stocks representing the S&P
markets for the period from              500 stock index with and without
December 31, 1985 through December       reinvested dividends.
31, 1997. It does not represent
the performance of any Prudential            [LINE GRAPH APPEARS HERE]
Mutual Fund.
                                          EDGAR Representation of Chart

 FOREIGN STOCK MARKETS HAVE OFTEN
                                         Capital Appreciation Only.. $105,413
  OUTPERFORMED THOSE IN THE U.S.         Capital Appreciation and
  Average Annual Total Returns of         Reinvesting Dividends..... $304,596
            Major World

 Stock Markets (12/31/85-12/31/97)
                                         Source: Stocks, Bonds, Bills, and
    [BAR GRAPH APPEARS HERE]             Inflation 1998 Yearbook, Ibbotson
                                         Associates, Chicago (annually
 The Netherlands          20.5%          updates work by Roger G. Ibbotson
 Sweden                   20.4%          and Rex A. Sinquefield). Used with
 Spain                    20.4%          permission. All rights reserved.
 Hong Kong                19.7%          This chart is used for illustrative
 Belgium                  19.5%          purposes only and is not intended to
 Switzerland              17.9%          represent the past, present or
 USA                      17.1%          future performance of any Prudential
 UK                       16.6%          Mutual Fund. Common stock total
 France                   15.6%          return is based on the Standard &
 Germany                  12.1%          Poor's 500 Stock Index, a market-
 Austria                   9.6%          value-weighted index made up of 500
 Japan                     6.6%          of the largest stocks in the U.S.
                                         based upon their stock market value.
                                         Investors cannot invest directly in
                                         indices.

Source: Morgan Stanley Capital
International (MSCI) based on data
retrieved from Lipper Analytical
New Application (LANA) as of
12/31/97. Used with permission.
Morgan Stanley Country indices are
unmanaged indices which include
those stocks making up the largest
two-thirds of each country's total
stock market capitalization.
Returns reflect the reinvestment
of all distributions. This chart
is for illustrative purposes only
and is not indicative of the past,
present or future performance of
any specific investment. Investors
cannot invest directly in stock
indices.

                    ---------------------------------------
                   WORLD STOCK MARKET CAPITALIZATION BY
                                  REGION

                     World Total: $12.5 Trillion

                       [PIE CHART APPEARS HERE]

                        Canada           2.5%
                        U.S.            49.8%
                        Europe          32.1%
                        Pacific Basin   15.6%


                   Source: Morgan Stanley Capital
                   International, December 31, 1997.
                   Used with permission. This chart
                   represents the capitalization of
                   major world stock markets as
                   measured by the Morgan Stanley
                   Capital International (MSCI) World
                   Index. The total market
                   capitalization is based on the value
                   of 1577 companies in 22 countries
                   (representing approximately 60% of
                   the aggregate market value of the
                   stock exchanges). This chart is for
                   illustrative purposes only and does
                   not represent the allocation of any
                   Prudential Mutual Fund.

                                     III-3

  This chart below shows the historical volatility of general interest rates as measured by the long U.S. Treasury Bond.

           LONG U.S. TREASURY BOND YIELD IN PERCENT (1926-1997)

                               [LINE GRAPH]

---------------------------------------

Source: Stocks, Bonds, Bills, and Inflation 1998 Yearbook, Ibbotson Associates, Chicago (annually updates work by Roger G. Ibbotson and Rex A. Sinquefield). Used with permission. All rights reserved. The chart illustrates the historical yield of the long-term U.S. Treasury Bond from 1926-1997. Yields represent that of an annually renewed one-bond portfolio with a remaining maturity of approximately 20 years. This chart is for illustrative purposes and should not be construed to represent the yields of any Prudential Mutual Fund.


                                     III-4

             APPENDIX IV--INFORMATION RELATING TO PRUDENTIAL

  Set forth below is information relating to The Prudential Insurance Company of America (Prudential) and its subsidiaries as well as information relating to the Prudential Mutual Funds. See "Management of the Fund--Manager" in the Prospectus. The data will be used in sales materials relating to the Prudential Mutual Funds. Unless otherwise indicated, the information is as of December 31, 1997 and is subject to change thereafter. All information relies on data provided by The Prudential Investment Corporation (PIC) or from other sources believed by the Manager to be reliable. Such information has not been verified by the Fund.

INFORMATION ABOUT PRUDENTIAL

  The Manager and PIC/1/ are subsidiaries of Prudential, which is one of the largest diversified financial services institutions in the world and, based on total assets, the largest insurance company in North America as of December 31, 1996. Principal products and services include life and health insurance, other healthcare products, property and casualty insurance, securities brokerage, asset management, investment advisory services and real estate brokerage. Prudential (together with its subsidiaries) employs almost 79,000 persons worldwide, and maintains a sales force of approximately 10,100 agents and 6,500 financial advisors. Prudential is a major issuer of annuities, including variable annuities. Prudential seeks to develop innovative products and services to meet consumer needs in each of its business areas. Prudential uses the rock of Gibraltar as its symbol. The Prudential rock is a recognized brand name throughout the world.

  Insurance. Prudential has been engaged in the insurance business since 1875. It insures or provides financial services to nearly 40 million people worldwide. Long one of the largest issuers of individual life insurance, the Prudential has 25 million life insurance policies and group certificates in force today with a face value of almost $1 trillion. Prudential has the largest capital base ($12.3 billion) of any life insurance company in the United States. Prudential provides auto insurance for more than 1.5 million cars and insures more than 1.2 million homes.

  Money Management. Prudential is one of the largest pension fund managers in the country, providing pension services to 1 in 3 Fortune 500 firms. It manages $36 billion of individual retirement plan assets, such as 401(k) plans. As of December 31, 1997, Prudential had more than $370 billion in assets under management. Prudential Investments, a business group of Prudential (of which Prudential Mutual Funds is a key part) manages over $211 billion in assets of institutions and individuals. In Pensions & Investments, May 12, 1997, Prudential was ranked third in terms of total assets under management.

  Real Estate. The Prudential Real Estate Affiliates, the fourth largest real estate brokerage network in the United States, has more than 37,000 brokers and agents across the United States./2/

  Healthcare. Over two decades ago, Prudential introduced the first federally-funded, for-profit HMO in the country. Today, approximately 4.9 million Americans receive healthcare from a Prudential managed care membership.

  Financial Services. The Prudential Bank, a wholly-owned subsidiary of Prudential, has nearly $4 billion in assets and serves nearly 1.5 million customers across 50 states.

INFORMATION ABOUT THE PRUDENTIAL MUTUAL FUNDS

  As of June 30, 1998 Prudential Investments Fund Management LLC is the eighteenth largest mutual fund company in the country, with over 2.5 million shareholders invested in more than 50 mutual fund portfolios and variable annuities with more than 3.7 million shareholder accounts.

  The Prudential Mutual Funds have over 30 portfolio managers who manage over $55 billion in mutual fund and variable annuity assets. Some of Prudential's portfolio managers have over 20 years of experience managing investment portfolios.

  From time to time, there may be media coverage of portfolio managers and other investment professionals associated with the Manager and the Subadviser in national and regional publications, on television and in other media. Additionally, individual mutual fund portfolios are frequently cited in surveys conducted by national and regional publications and media organizations such as The Wall Street Journal, The New York Times, Barron's and USA Today.
---------

/1/ Prudential Investments, a business group of PIC, serves as the Subadviser to substantially all of the Prudential Mutual Funds. Wellington Management Company serves as the subadviser to Global Utility Fund, Inc., Nicholas-Applegate Capital Management as the subadviser to Nicholas-Applegate Fund, Inc., Jennison Associates Capital Corp. LLC as one of the subadvisers to The Prudential Investment Portfolio Inc., Mercator Asset Management LP as the Subadviser to International Stock Series, a portfolio of Prudential World Fund, Inc.There are multiple subadvisers for The Target Portfolio Trust.

/2/ As of December 31, 1997.

  Equity Funds. Forbes magazine listed Prudential Equity Fund among twenty mutual funds on its Honor Roll in its mutual fund issue of August 28, 1995. Honorees are chosen annually among mutual funds (excluding sector funds) which are open to new investors and have had the same management for at least five years. Forbes considers, among other criteria, the total return of a mutual fund in both bull and bear markets as well as a fund's risk profile. Prudential Equity Fund is managed with a "value" investment style by PIC. In 1995, Prudential Securities introduced Prudential Jennison Fund, a growth-style equity fund managed by Jennison Associates Capital Corp., a premier institutional equity manager and a subsidiary of Prudential.

  High Yield Funds. Investing in high yield bonds is a complex and research intensive pursuit. A separate team of high yield bond analysts monitor approximately 200 issues held in the Prudential High Yield Fund (currently the largest fund of its kind in the country) along with 100 or so other high yield bonds, which may be considered for purchase./3/ Non-investment grade bonds, also known as junk bonds or high yield bonds, are subject to a greater risk of loss of principal and interest including default risk than higher-rated bonds. Prudential high yield portfolio managers and analysts meet face-to-face with almost every bond issuer in the High Yield Fund's portfolio annually, and have additional telephone contact throughout the year.

  Prudential's portfolio managers are supported by a large and sophisticated research organization. Fourteen investment grade bond analysts monitor the financial viability of approximately 1,750 different bond issuers in the investment grade corporate and municipal bond markets--from IBM to small municipalities, such as Rockaway Township, New Jersey. These analysts consider among other things sinking fund provisions and interest coverage ratios.

  Prudential's portfolio managers and analysts receive research services from almost 200 brokers and market service vendors. They also receive nearly 100 trade publications and newspapers--from Pulp and Paper Forecaster to Women's Wear Daily--to keep them informed of the industries they follow.

  Prudential Mutual Funds' traders scan over 100 computer monitors to collect detailed information on which to trade. From natural gas prices in the Rocky Mountains to the results of local municipal elections, a Prudential portfolio manager or trader is able to monitor it if it's important to a Prudential mutual fund.

  Prudential Mutual Funds trade approximately $31 billion in U.S. and foreign government securities a year. PIC seeks information from government policy makers. In 1995, Prudential's portfolio managers met with several senior U.S. and foreign government officials, on issues ranging from economic conditions in foreign countries to the viability of index-linked securities in the United States.

  Prudential Mutual Funds' portfolio managers and analysts met with over 1,200 companies in 1995, often with the Chief Executive Officer (CEO) or Chief Financial Officer (CFO). They also attended over 250 industry conferences.

  Prudential Mutual Fund global equity managers conduct many of their visits overseas, often holding private meetings with a company in a foreign language (our global equity managers speak 7 different languages, including Mandarin Chinese).

  Trading Data./4/ On an average day, Prudential Mutual Funds' U.S. and foreign equity trading desks traded $77 million in securities representing over 3.8 million shares with nearly 200 different firms. Prudential Mutual Funds' bond trading desks traded $157 million in government and corporate bonds on an average day. That represents more in daily trading than most bond funds tracked by Lipper even have in assets./5/ Prudential Mutual Funds' money market desk traded $3.2 billion in money market securities on an average day, or over $800 billion a year. They made a trade every 3 minutes of every trading day. In 1994, the Prudential Mutual Funds effected more than 40,000 trades in money market securities and held on average $20 billion of money market securities./6/

  Based on complex-wide data, on an average day, over 7,250 shareholders telephoned Prudential Mutual Fund Services, Inc., the Transfer Agent of the Prudential Mutual Funds, on the Prudential Mutual Funds' toll-free number. On an annual basis, that represents approximately 1.8 million telephone calls answered.
---------

/3/ As of December 31, 1995. The number of bonds and the size of the Fund are subject to change.
/4/ Trading data represents average daily transactions for portfolios of the Prudential Mutual Funds for which PIC serves as the subadviser, portfolios of the Prudential Series Fund and institutional and non-US accounts managed by Prudential Mutual Fund Investment Management, a division of PIC, for the year ended December 31, 1995.
/5/ Based on 669 funds in Lipper Analytical Services categories of Short U.S.
    Treasury, Short U.S. Government, Intermediate U.S. Treasury, Intermediate U.S. Government, Short Investment Grade Debt, Intermediate Investment Grade Debt, General U.S. Treasury, General U.S. Government and Mortgage Funds.
/6/ As of December 31, 1994.

INFORMATION ABOUT PRUDENTIAL SECURITIES

  Prudential Securities is the fifth largest retail brokerage firm in the United States with approximately 6,000 financial advisors. It offers to its clients a wide range of products, including Prudential Mutual Funds and Annuities. As of December 31, 1997, assets held by Prudential Securities for its clients approximated $235 billion.

  During 1997, approximately 29,000 new customer accounts were opened each month at Prudential Securities.

  Prudential Securities has a two-year Financial Advisor training program plus advanced education programs, including Prudential Securities "university," which provides advanced education in a wide array of investment areas. Prudential Securities is the only Wall Street firm to have its own in-house Certified Financial Planner (CFP) program.

  In 1995, Prudential Securities' equity research team ranked 8th in Institutional Investor magazine's 1995 "All America Research Team" survey. Five Prudential Securities analysts were ranked as first-team finishers./7/

  In addition to training, Prudential Securities provides its financial advisors with access to firm economists and market analysts. It has also developed proprietary tools for use by financial advisors, including the Financial Architects SM, a state-of-the-art asset allocation software program which helps Financial Advisors to evaluate a client's objectives and overall financial plan, and a comprehensive mutual fund information and analysis system that compares different mutual funds.

  Standard & Poor's rates Prudential Securities Incorporated BBB+, with a "stable outlook."

  For more complete information about any of the Prudential Mutual Funds, including charges and expenses, call your Prudential Securities financial adviser or Pruco/Prudential representative for a free prospectus. Read it carefully before you invest or send money.


---------

/7/ On an annual basis, Institutional Investor magazine surveys more than 700 institutional money managers, chief investment officers and research directors, asking them to evaluate analysts in 76 industry sectors. Scores are produced by taking the number of votes awarded to an individual analyst and weighting them based on the size of the voting institution. In total, the magazine sends its survey to approximately 2,000 institutions and a group of European and Asian institutions.

                                    PART C

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

  (A) FINANCIAL STATEMENTS:

    (1) Financial statements incorporated by reference from the Prospectus constituting Part A of the Registration Statement:

      Financial Highlights.

    (2) Financial statements incorporated by reference from Statement of Additional Information constituting Part B of the Registration Statement:

      Portfolio of Investments at May 31, 1998.

      Statement of Assets and Liabilities at May 31, 1998.

      Statement of Operations for the fiscal year ended May 31, 1998.

      Statement of Changes in Net Assets for the fiscal years ended May 31, 1998 and 1997.

      Notes to Financial Statements.

      Financial Highlights

      Report of Independent Accountants.

  (B) EXHIBITS:

     1.(a) Articles of Restatement, incorporated by reference to Exhibit No.
       1 to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed via EDGAR on July 31, 1995 (File No. 33-15985).

      (b) Articles Supplementary, incorporated by reference to Exhibit No. 1(b) to Post-Effective Amendment No. 13 to the Registration Statement on: Form N-1A filed via EDGAR on July 30, 1996 (File No. 33-15985).

     2.By-Laws of the Registrant, incorporated by reference to Exhibit No. 2
       Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A filed via EDGAR on July 28, 1994 (File No. 33-15985).

     4.Specimen certificate for shares of common stock, $.01 par value, of the Registrant, incorporated by reference to Exhibit No. 4 to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A filed via EDGAR on July 28, 1997 (File No. 33-15985).

     5.(a) Management Agreement between the Registrant and Prudential Mutual
       Fund Management, Inc., incorporated by reference to Exhibit No. 5(a) to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A filed via EDGAR on July 28, 1997 (File No. 33-15985).

      (b) Subadvisory Agreement between Prudential Mutual Fund Management, Inc. and The Prudential Investment Corporation, incorporated by reference to Exhibit No. 5(b) to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A filed via EDGAR on July 28, 1997 (File No. 33-15985).

      (c) Sub-Investment Management Agreement between the Prudential Investment Corporation and PRICOA Asset Management Limited.*

     6.(a) Restated Distribution Agreement, incorporated by reference to Exhibit No. 6 to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed via EDGAR on July 30, 1996 (File No. 33-15985).

      (b) Distribution Agreement between the Registrant and Prudential Investment Management Services LLC.*

      (c) Form of Dealer Agreement.*

     8.Custodian Contract between the Registrant and State Street Bank and
       Trust Company, incorporated by reference to Exhibit No. 8 to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A filed via EDGAR on July 28, 1997 (File No. 33-15985).

     9.Transfer Agency and Service Agreement between the Registrant and
       Prudential Mutual Fund Services, Inc., incorporated by reference to Exhibit No. 9 to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A filed via EDGAR on July 28, 1997 (File No. 33-15985).

    10.Opinion of counsel, incorporated by reference to Exhibit No. 10 to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A filed via EDGAR on July 28, 1997 (File No. 33-15985).

    11.Consent of Independent Accountants.*

    13.Not applicable.

    15.(a) Distribution and Service Plan for Class A shares, incorporated by reference to Exhibit No. 15(a) to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed via EDGAR on July 31, 1995 (File No. 33-15985).

      (b) Distribution and Service Plan for Class B shares, incorporated by reference to Exhibit No. 15(b) to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed via EDGAR on July 31, 1995 (File No. 33-15985).

      (c) Distribution and Service Plan for Class C shares, incorporated by reference to Exhibit No. 15(c) to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed via EDGAR on July 31, 1995 (File No. 33-15985).

      (d) Amended Distribution and Service Plan for Class A shares.*

      (e) Amended Distribution and Service Plan for Class B shares.*

      (f) Amended Distribution and Service Plan for Class C shares.*

    16.Schedule of Computation of Performance Quotations for Class A, Class
       B, Class C and Class Z shares, incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A filed via EDGAR on July 28, 1997 (File No. 33-15985).

    17.Financial Data Schedules.*

    18.Rule 18f-3 Plan, incorporated by reference to Exhibit No. 18 to Post-
       Effective Amendment No. 13 to the Registration Statement on Form N-1A filed via EDGAR on July 30, 1996 (File No. 33-15985).

---------
* Filed herewith.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

  None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.

  As of July 10, 1998, there were 8,759, 16,149, 326 and 47 record holders of Class A, Class B, Class C and Class Z shares, respectively, of common stock, $.01 par value per share, of the Registrant.

ITEM 27. INDEMNIFICATION.

  As permitted by Sections 17(h) and (i) of the Investment Company Act of 1940, as amended (the 1940 Act) and pursuant to Article VI of the Fund's By-Laws (Exhibit 2 to the Registration Statement), officers, directors, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions. Section 2-418 of Maryland General Corporation Law permits indemnification of directors who acted in good faith and reasonably believed that the conduct was in the best interests of the Registrant. As permitted by
Section 17(i) of the 1940 Act, pursuant to Section 10 of the Distribution Agreement (Exhibits 6(a) and (b) to the Registration Statement), the Distributor of the Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.

  Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (Securities Act) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

  The Registrant has purchased an insurance policy insuring its officers and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and directors under certain circumstances.

  Section 9 of the Management Agreement (Exhibit 5(a) to the Registration Statement) and Section 4 of the Subadvisory Agreement (Exhibit 5(b) to the Registration Statement) limit the liability of Prudential Investments Fund Management LLC (PIFM) and The Prudential Investment Corporation (PIC), respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

  The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws and the Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect and is consistently applied.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

  (I) PRUDENTIAL INVESTMENTS FUND MANAGEMENT LLC (PIFM)

  See "How the Fund Is Managed-Manager" in the Prospectus constituting Part A of this Post-Effective Amendment to the Registration Statement and "Manager" in the Statement of Additional Information constituting Part B of this Post-Effective Amendment to the Registration Statement.

  The business and other connections of the officers of PIFM are listed in Schedules A and D of Form ADV of PIFM as currently on file with the Securities and Exchange Commission, the text of which is hereby incorporated by reference (File No. 801-31104).

  The business and other connections of PIFM's directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is Gateway Center Three, Newark, New Jersey 07102-4077.

NAME AND ADDRESS    POSITION WITH PIFM                                  PRINCIPAL OCCUPATIONS
----------------    ------------------                                  ---------------------
Frank W. Giordano   Executive Vice President,     Executive Vice President, Secretary and General Counsel, PIFM;
                    Secretary and General Counsel  Senior Vice President, Prudential Securities Incorporated
                                                   (Prudential Securities)
Robert F. Gunia     Executive Vice President      Vice President, Prudential Investments; Executive Vice President
                    and Treasurer                  and Treasurer, PIFM; Senior Vice President, Prudential Securities
Neil A. McGuinness  Executive Vice President      Executive Vice President and Director of Marketing, Prudential
                                                   Mutual Fund and Annuities (PMF&A); Executive Vice President, PIFM
Brian Storms        Officer-in-Charge, President, President, PMF&A; Officer-in-Charge, President, Chief Executive
                    Chief Executive Officer and    Officer and Chief Operating Officer, PIFM
                    Chief Operating Officer
Robert J. Sullivan  Executive Vice President      Executive Vice President, PMF&A; Executive Vice President, PIFM

 (II) THE PRUDENTIAL INVESTMENT CORPORATION (PIC)

  See "How the Fund is Managed--Manager" in the Prospectus constituting Part A of this Post-Effective Amendment to the Registration Statement and "Manager" in the Statement of Additional Information constituting Part B of this Post-Effective Amendment to the Registration Statement.

  The business and other connections of PIC's directors and executive officers are as set forth below. Except as otherwise indicated, the address of each person is Prudential Plaza, Newark, New Jersey 07102-4077.

NAME AND ADDRESS       POSITION WITH PIC                               PRINCIPAL OCCUPATIONS
----------------       -----------------                               ---------------------
E. Michael Caulfield     Chairman of the Board,           Chief Executive Officer of Prudential
                         President and Chief Executive     Investments of The Prudential Insurance
                         Officer and Director              Company of America (Prudential)
Jonathan M. Greene     Senior Vice President and Director President--Investment Management of Prudential
                                                           Investments of Prudential
John R. Strangfeld     Vice President and Director        President of Private Asset Management Group of
                                                           Prudential; Senior Vice President of
                                                           Prudential

ITEM 29. PRINCIPAL UNDERWRITERS

  (a) Prudential Investment Management Services LLC is distributor for Cash Accumulation Trust, Command Money Fund, Command Government Fund, Command Tax-Free Fund, The Global Total Return Fund, Inc., Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund), Prudential Balanced Fund, Prudential California Municipal Fund, Prudential Developing Markets Fund, Prudential Distressed Securities Fund, Inc., Prudential Diversified Bond Fund, Inc., Prudential Emerging Growth Fund, Inc., Prudential Equity Fund, Inc., Prudential Equity Income Fund, Prudential Europe Growth Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Global Limited Maturity Fund Inc., Prudential Index Series Fund, Inc., Prudential Government Income Fund, Inc., Prudential Government Securities Trust, Prudential High Yield Fund, Inc., Prudential High Yield Total Return Fund, Inc., Prudential Institutional Liquidity Portfolio, Inc., Prudential Intermediate Global Income Fund, Inc., Prudential International Bond Fund, Inc., The Prudential Investment Portfolios, Inc., Prudential Mid-Cap Value Fund, Prudential MoneyMart Assets, Inc., Prudential Mortgage Income Fund, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc., Prudential Natural Resources Fund, Inc., Prudential Real Estate Securities Fund, Prudential Pacific Growth Fund, Inc., Prudential Small-Cap Quantum Fund, Inc., Prudential Small Company Value Fund, Inc., Prudential Special Money Market Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential 20/20 Focus Fund, Prudential Tax-Free Money Fund, Inc., Prudential Utility Fund, Inc., Prudential World Fund, Inc., and The Target Portfolio Trust. Prudential Investment Management Services LLC is also a depositor for the following unit investment trusts:

                      The Corporate Investment Trust Fund
                      Prudential Equity Trust Shares
                      National Equity Trust
                      Prudential Unit Trusts
                      Government Securities Equity Trust
                      National Municipal Trust

      (b) Information concerning the officers and directors of Prudential Investment Management Services LLC is set forth below.

                         POSITIONS AND                                           POSITIONS AND
                         OFFICES WITH                                            OFFICES WITH
NAME                     UNDERWRITER                                             REGISTRANT
----                     -------------                                           -------------
E. Michael Caulfield.... President                                                   None
Mark R. Fetting......... Executive Vice President                                    None
Jonathan M. Greene...... Executive Vice President                                    None
Jean D. Hamilton........ Executive Vice President                                    None
Ronald P. Joelson....... Executive Vice President                                    None
Brian M. Storms......... Executive Vice President                                    None
John R. Strangfeld...... Executive Vice President                                    None
Mario A. Mosse.......... Senior Vice President and Chief Operating Officer           None
Scott S. Wallner........ Vice President, Secretary and Chief Legal Officer           None
Michael G.Williamson.... Vice President, Comptroller and Chief Financial Officer     None
C. Edward Chaplin....... Treasurer                                                   None

  (c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

  All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts, 02171 The Prudential Investment Corporation, Prudential Plaza, 751 Broad Street, Newark, New Jersey, 07102 the Registrant, Gateway Center Three, Newark, New Jersey 07102, and Prudential Mutual Fund Services LLC, Raritan Plaza One, Edison, New Jersey

08837. Documents required by Rules 31a-1(b)(4), (5), (6), (7), (9), (10) and
(11) and 31a-1(d) and (f) will be kept at Gateway Center Three, Newark, New Jersey 07102-4077 and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by State Street Bank and Trust Company and Prudential Mutual Fund Services LLC.

ITEM 31. MANAGEMENT SERVICES

  Other than as set forth under the captions "How the Fund is Managed-- Manager" and "How the Fund is Managed--Distributor" in the Prospectus and the captions "Manager" and "Distributor" in the Statement of Additional Information, constituting Parts A and B, respectively, of this Post-Effective Amendment to the Registration Statement, Registrant is not a party to any management-related service contract.

ITEM 32. UNDERTAKINGS

  The Registrant hereby undertakes to furnish each person to whom a Prospectus is delivered with a copy of Registrant's latest annual report to shareholders upon request and without charge.

                                  SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, and State of New Jersey, on the 31st day of July, 1998.

                        PRUDENTIAL GLOBAL GENESIS FUND, INC.

                        /s/ Richard A. Redeker
                        ---------------------------------
                        (RICHARD A. REDEKER, PRESIDENT)

  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                       TITLE                                       DATE
---------                       -----                                       ----
/s/ Edward D. Beach             Director                                July 31, 1998
----------------------
  EDWARD D. BEACH
/s/ Stephen C. Eyre             Director                                July 31, 1998
----------------------
  STEPHEN C. EYRE
/s/ Delayne D. Gold             Director                                July 31, 1998
----------------------
  DELAYNE D. GOLD
/s/ Robert F. Gunia             Director                                July 31, 1998
----------------------
  ROBERT F. GUNIA
/s/ Don G. Hoff                 Director                                July 31, 1998
----------------------
  DON G. HOFF
/s/ Robert E. LaBlanc           Director                                July 31, 1998
----------------------
  ROBERT E. LABLANC
/s/ Mendel A. Melzer            Director                                July 31, 1998
----------------------
  MENDEL A. MELZER
/s/ Richard A. Redeker          President and Director                  July 31, 1998
----------------------
  RICHARD A. REDEKER
/s/ Robin B. Smith              Director                                July 31, 1998
----------------------
  ROBIN B. SMITH
/s/ Stephen Stoneburn           Director                                July 31, 1998
----------------------
  STEPHEN STONEBURN
/s/ Nancy H. Teeters            Director                                July 31, 1998
----------------------
  NANCY H. TEETERS
/s/ Grace C. Torres             Treasurer and                           July 31, 1998
----------------------          Principal Financial and
                                Accounting Officer
  GRACE C. TORRES

                      PRUDENTIAL GLOBAL GENESIS FUND, INC.

                                 EXHIBIT INDEX

 EXHIBIT NUMBER                    DESCRIPTION                      PAGE NUMBER
 --------------                    -----------                      -----------
     1(a)       Articles of Restatement, incorporated by                 --
                reference to Exhibit No. 1 to Post Effective
                Amendment No. 12 to the Registration Statement on
                Form N-1A filed via EDGAR on July 31, 1995 (File
                No. 33-15985).
     1(b)       Articles Supplementary, incorporated by reference        --
                to Exhibit No. 1(b) to Post-Effective Amendment
                No. 13 to the Registration Statement on Form N-1A
                filed via EDGAR on July 30, 1996 (File No. 33-
                15985).
     2          By-Laws of the Registrant, incorporated by               --
                reference to Exhibit No. 2 to Post-Effective
                Amendment No. 11 to the Registration Statement on
                Form N-1A filed via EDGAR on July 28, 1994 (File
                No. 33-15985).
     4          Specimen certificate for shares of common stock,
                $.01 par value, of the Registrant, incorporated
                by reference to Exhibit No. 4 to Post-Effective
                Amendment No.15 to the Registration Statement on
                the Form N-1A filed via EDGAR on July 28, 1997
                (File No. 33-15985).
     5(a)       Management Agreement between the Registrant and
                Prudential Mutual Fund Management, Inc,
                incorporated by reference to Exhibit No. 5(a) to
                Post-Effective Amendment No. 15 to the
                Registration Statement on the Form N-1A filed via
                EDGAR on July 28, 1997 (File No. 33-15985).
     5(b)       Subadvisory Agreement between Prudential Mutual
                Fund Management, Inc. and The Prudential
                Investment Corporation, incorporated by reference
                to Exhibit No 5(b) to Post-Effective Amendment
                No. 15 to the Registration Statement on Form N-1A
                filed via EDGAR on July 28, 1997 (File No. 33-
                15985).
     5(c)       Sub-Investment Management Agreement between The
                Prudential Investment Corporation and PRICOA
                Asset Management Limited.*
     6(a)       Restated Distribution Agreement, incorporated by         --
                reference to Exhibit No. 6 to Post-Effective
                Amendment No. 13 to the Registration Statement on
                Form N-1A filed via EDGAR on July 30, 1996 (File
                No. 33-15985).
     6(b)       Distribution Agreement between the Registrant and
                Prudential Investment Management Services LLC.*
     6(c)       Form of Dealer Agreement.*
     8          Custodian Contract between the Registrant and
                State Street Bank and Trust Company, incorporated
                by reference to Exhibit No. 8 to Post-Effective
                Amendment No. 15 to the Registration Statement on
                Form N-1A filed via EDGAR on July 28, 1997 (File
                No. 33-15985).
     9          Transfer Agency and Service Agreement between the
                Registrant and Prudential Mutual Fund Services,
                Inc, incorporated by reference to Exhibit No. 9
                to Post-Effective Amendment No. 15 to the
                Registration Statement on Form N-1A filed via
                EDGAR on July 28, 1997 (File No. 33-15985).
     10         Opinion of Counsel, incorporated by reference to
                Exhibit No. 10 to the Registration Statement on
                Form N-1A filed via EDGAR on July 28, 1997 (File
                No. 33-15985).
     11         Consent of Independent Accountants.*
     13         Not applicable.                                          --
     15(a)      Distribution and Service Plan for Class A shares,        --
                incorporated by reference to Exhibit No. 15(a) to
                Post-Effective Amendment No. 12 to the
                Registration Statement on Form N-1A filed via
                EDGAR on July 31, 1995 (File No. 33-15985).
     15(b)      Distribution and Service Plan for Class B shares,        --
                incorporated by reference to Exhibit No. 15(b) to
                Post-Effective Amendment No. 12 to the
                Registration Statement on Form N-1A filed via
                EDGAR on July 31, 1995 (File No. 33-15985).
     15(c)      Distribution and Service Plan for Class C shares,        --
                incorporated by reference to Exhibit No. 15(c) to
                Post-Effective Amendment No. 12 to the
                Registration Statement on Form N-1A filed via
                EDGAR on July 31, 1995 (File No. 33-15985).
     15(d)      Amended Distribution and Service Plan for Class A
                shares.*
     15(e)      Amended Distribution and Service Plan for Class B
                shares.*
     15(f)      Amended Distribution and Service Plan for Class C
                shares.*
     16         Schedule of Computation of Performance Quotations
                for Class A, Class B, Class C and Class Z shares,
                incorporated by reference to Exhibit No. 16 to
                the Registration Statement on Form N-1A filed via
                EDGAR on July 28, 1997 (File No. 33-15985).
     17         Financial Data Schedules.*
     18         Rule 18f-3 Plan, incorporated by reference to            --
                Exhibit No. 18 to Post-Effective Amendment No. 13
                to the Registration Statement on Form N-1A filed
                via EDGAR on July 30, 1996 (File No. 33-15985).

---------
* Filed herewith.